                     PORTFOLIO ARCHITECT ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes PORTFOLIO ARCHITECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2                             Janus Capital Appreciation Portfolio -- Class A+
   American Funds Global Growth Fund                                   Legg Mason Partners Managed Assets Portfolio -- Class A+
   American Funds Growth Fund                                          Lord Abbett Bond Debenture Portfolio -- Class A+
   American Funds Growth-Income Fund                                   Lord Abbett Growth and Income Portfolio -- Class B+
DREYFUS VARIABLE INVESTMENT FUND -- Initial Shares                     Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Dreyfus Variable Investment Fund Appreciation Portfolio             Mercury Large-Cap Core Portfolio -- Class A+
   Dreyfus Variable Investment Fund Developing Leaders                 Met/AIM Capital Appreciation Portfolio -- Class A+
     Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2        MFS(R) Value Portfolio -- Class A+
   Templeton Developing Markets Securities Fund                        Neuberger Berman Real Estate Portfolio -- Class A+
   Templeton Foreign Securities Fund                                   Pioneer Fund Portfolio -- Class A+
JANUS ASPEN SERIES -- Service Shares                                   Pioneer Strategic Income Portfolio -- Class A+
   Global Technology Portfolio                                         Third Avenue Small Cap Value Portfolio -- Class B+
LAZARD RETIREMENT SERIES, INC.                                      METROPOLITAN SERIES FUND, INC.
   Lazard Retirement Small Cap Portfolio                               BlackRock Aggressive Growth Portfolio -- Class D+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+             BlackRock Bond Income Portfolio -- Class A+
   Legg Mason Partners Variable All Cap Portfolio+                     BlackRock Money Market Portfolio -- Class A+
   Legg Mason Partners Variable Investors Portfolio+                   FI Large Cap Portfolio -- Class A+
   Legg Mason Partners Variable Large Cap Growth Portfolio+            FI Value Leaders Portfolio -- Class D+
   Legg Mason Partners Variable Small Cap Growth Portfolio+            MFS Total Return Portfolio -- Class F+
LEG MASON PARTNERS VARIABLE PORTFOLIOS II+                             Oppenheimer Global Equity Portfolio - Class B+
   Legg Mason Partners Variable Aggressive Growth Portfolio --         Western Asset Management High Yield Bond Portfolio --
     Class I+                                                            Class A+
                                                                       Western Asset Management U.S. Government Portfolio --
                                                                         Class A+
   Legg Mason Partners Variable Equity Index Portfolio -- Class     PIMCO VARIABLE INSURANCE TRUST -- Administrative Class
     II+
   Legg Mason Partners Variable Growth and Income Portfolio --         Real Return Portfolio
     Class I +                                                         Total Return Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+                  PUTNAM VARIABLE TRUST -- CLASS IB
   Legg Mason Partners Variable Adjustable Rate Income                 Putnam VT Small Cap Value Fund
     Portfolio+
   Legg Mason Partners Variable Social Awareness Stock              VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
     Portfolio+
MET INVESTORS SERIES TRUST                                             Comstock Portfolio
   Batterymarch Mid-Cap Stock Portfolio -- Class A+                 VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
   Federated High Yield Portfolio -- Class A+                          VIP Contrafund(R) PortfolIO
   Harris Oakmark International Portfolio -- Class A+                  VIP Mid Cap Portfolio

----------
+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.


The Contract is not offered to new purchasers. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary ...............................................................      3
Summary ................................................................      5
Fee Table ..............................................................      9
Condensed Financial Information ........................................     15
The Annuity Contract ...................................................     15
   Contract Owner Inquiries ............................................     16
   Purchase Payments ...................................................     16
   Accumulation Units ..................................................     17
   The Variable Funding Options ........................................     17
The Fixed Account ......................................................     23
Charges and Deductions .................................................     23
   General .............................................................     23
   Withdrawal Charge ...................................................     24
   Free Withdrawal Allowance ...........................................     24
   Administrative Charges ..............................................     24
   Mortality and Expense Risk Charge ...................................     25
   Variable Liquidity Benefit Charge ...................................     25
   Enhanced Stepped-Up Provision Charge ................................     25
   Guaranteed Minimum Withdrawal Benefit Charge ........................     25
   Variable Funding Option Expenses ....................................     25
   Premium Tax .........................................................     25
   Changes in Taxes Based upon Premium or Value ........................     26
Transfers ..............................................................     26
   Market Timing/Excessive Trading .....................................     26
   Dollar Cost Averaging ...............................................     28
Access to Your Money ...................................................     29
   Systematic Withdrawals ..............................................     29
   Loans ...............................................................     29
Ownership Provisions ...................................................     29
   Types of Ownership ..................................................     29
   Contract Owner ......................................................     29
   Beneficiary .........................................................     30
   Annuitant ...........................................................     30
Living Benefits ........................................................     30
     Guaranteed Minimum Withdrawal Benefit .............................     30
Death Benefit ..........................................................     36
   Death Proceeds before the Maturity Date .............................     36
   Enhanced Stepped-Up Provision .......................................     37
   Payment of Proceeds .................................................     38
   Spousal Contract Continuance ........................................     39
   Beneficiary Contract Continuance ....................................     40
   Planned Death Benefit ...............................................     40
   Death Proceeds after the Maturity Date ..............................     41
The Annuity Period .....................................................     41
   Maturity Date .......................................................     41
    Allocation of Annuity ..............................................     41
    Variable Annuity ...................................................     41
    Fixed Annuity ......................................................     42
 Payment Options .......................................................     42
    Election of Options ................................................     42
    Annuity Options ....................................................     42
    Income Options .....................................................     43
    Variable Liquidity Benefit .........................................     43
 Miscellaneous Contract Provisions .....................................     44
    Right to Return ....................................................     44
    Termination ........................................................     44
    Required Reports ...................................................     44
    Suspension of Payments .............................................     44
 The Separate Accounts .................................................     44
    Performance Information ............................................     45
 Federal Tax Considerations ............................................     45
    General Taxation of Annuities ......................................     46
    Types of Contracts: Qualified and Non-qualified ....................     46
    Qualified Annuity Contracts ........................................     46
      Taxation of Qualified Annuity Contracts ..........................     47
      Mandatory Distributions for Qualified Plans ......................     47
    Non-qualified Annuity Contracts ....................................     48
      Diversification Requirements for Variable
        Annuities ......................................................     50
      Ownership of the Investments .....................................     50
      Taxation of Death Benefit Proceeds ...............................     50
    Other Tax Considerations ...........................................     50
      Treatment of Charges for Optional
        Benefits .......................................................     50
      Puerto Rico Tax Considerations ...................................     51
      Non-Resident Aliens ..............................................     51
 Other Information .....................................................     51
    The Insurance Companies ............................................     51
    Financial Statements ...............................................     51
    Distribution of Variable Annuity Contracts .........................     51
    Conformity with State and Federal Laws .............................     53
    Voting Rights ......................................................     53
    Restrictions on Financial Transactions .............................     53
 Legal Proceedings .....................................................     53
 Appendix A: Condensed Financial Information for
    MetLife of CT Fund ABD for Variable Annuities ......................    A-1
 Appendix B: Condensed Financial Information for
    MetLife of CT Fund ABD II for Variable .............................    B-1
    Annuities
 Appendix C: The Fixed Account .........................................    C-1
 Appendix D: Contents of the Statement of
    Additional Information .............................................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           PORTFOLIO ARCHITECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is no longer offered to new purchasers.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine if you may purchase this product and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. (Please refer to "Payment Options" for a description of this benefit.)

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE..........................................  6%(1)
(as a percentage of the Purchase Payments withdrawn)

VARIABLE LIQUIDITY BENEFIT CHARGE..........................  6%(2)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE....    $30(3)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
-------------------------------------------  ----------------------
 GREATER THAN OR EQUAL     BUT LESS THAN
           TO
        0 years               2 years                 6%
        2 years               4 years                 5%
        4 years               5 years                 4%
        5 years               6 years                 3%
        6 years               7 years                 2%
       7 + years                                      0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
-------------------------------------------  ----------------------
 GREATER THAN OR EQUAL     BUT LESS THAN
           TO
        0 years               2 years                6%
        2 years               4 years                5%
        4 years               5 years                4%
        5 years               6 years                3%
        6 years               7 years                2%
       7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge* .......................   1.25%
Administrative Expense Charge ............................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
   OPTIONAL FEATURES SELECTED ............................   1.40%
Optional E.S.P. Charge ...................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P .........
   ONLY SELECTED .........................................   1.60%
Optional GMWB I Charge ...................................   1.00%(5)
Optional GMWB II Charge ..................................   1.00%(5)
Optional GMWB III Charge .................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I
ONLY SELECTED ............................................   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED ............................................   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED ............................................   1.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED ..........................................   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED .........................................   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED ........................................   1.85%

----------
(5) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

*     We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....     0.42%      1.78%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                 DISTRIBUTION
                                                     AND/OR                                  CONTRACTUAL FEE    NET TOTAL
                                                  SERVICE (12b-               TOTAL ANNUAL        WAIVER          ANNUAL
UNDERLYING                          MANAGEMENT         1)           OTHER      OPERATING     AND/OR EXPENSE     OPERATING
FUND:                                   FEE           FEES        EXPENSES      EXPENSES      REIMBURSEMENT     EXPENSES**
----------                        ------------   --------------   ---------   ------------   ---------------   -----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity
     Fund -- Series I+.........         0.60%          --           0.27%         0.87%             --           0.87%(1)

                                                  DISTRIBUTION                               CONTRACTUAL FEE    NET TOTAL
                                                      AND/OR                  TOTAL ANNUAL       WAIVER          ANNUAL
                                    MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES**
----------------                  ------------   ---------------  ---------   ------------   ---------------   -----------
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund -- Class 2*           0.58%            0.25%          0.04%       0.87%             --            0.87%
   American Funds Growth
     Fund -- Class 2*.......           0.33%            0.25%          0.02%       0.60%             --            0.60%
   American Funds
     Growth-Income Fund --
     Class 2*...............           0.28%            0.25%          0.01%       0.54%             --            0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+.............           1.25%              --           0.44%       1.69%             --            1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares......           0.75%              --           0.05%       0.80%             --            0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares.................           0.75%              --           0.06%       0.81%             --            0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities
     Fund -- Class 2*.......           1.24%            0.25%          0.29%       1.78%             --            1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*...............           0.65%            0.25%          0.17%       1.07%           0.05%           1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio -- Service
     Shares*+...............           0.64%            0.25%          0.31%       1.20%             --            1.20%
   Global Technology
     Portfolio -- Service
     Shares*................           0.64%            0.25%          0.09%       0.98%             --            0.98%
   Worldwide Growth
     Portfolio -- Service
     Shares*+...............           0.60%            0.25%          0.01%       0.86%             --            0.86%(3)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*.........           0.75%            0.25%          0.22%       1.22%             --            1.22%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I...           0.75%              --           0.07%       0.82%             --            0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio -- Class I ..           0.65%              --           0.06%       0.71%             --            0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio --
     Class I................           0.75%              --           0.72%       1.47%             --            1.47%(4)
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I................           0.75%              --           0.22%       0.97%             --            0.97%

                                                 DISTRIBUTION
                                                     AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                    SERVICE                 TOTAL ANNUAL        WAIVER         ANNUAL
                                   MANAGEMENT       (12b-1)       OTHER       OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                       FEE            FEES      EXPENSES       EXPENSES     REIMBURSEMENT     EXPENSES**
----------------                  ------------   ------------   ---------   ------------   ---------------   ------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -- Class
     I.........................        0.75%            --         0.18%         0.93%             --        0.93%(5)
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*....        0.31%          0.25%        0.03%         0.59%             --        0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio -- Class
     I.........................        0.65%            --         0.52%         1.17%             --        1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable Rate
     Income Portfolio*++.......        0.55%          0.25%        0.28%         1.08%             --        1.08%(6)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++...............        0.71%            --         0.04%         0.75%             --        0.75%(5)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio  -- Class VC+...        0.48%            --         0.41%         0.89%             --        0.89%(15)
   Mid-Cap Value Portfolio
     -- Class VC+..............        0.74%            --         0.38%         1.12%             --        1.22%(15)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock
     Portfolio -- Class A......        0.70%            --         0.10%         0.80%             --        0.80%(14)
   Federated High Yield
     Portfolio -- Class A......        0.60%            --         0.21%         0.81%             --        0.81%(14)
   Harris Oakmark
     International Portfolio
     -- Class A................        0.82%            --         0.13%         0.95%             --        0.95%
   Janus Capital Appreciation
     Portfolio -- Class A......        0.65%            --         0.09%         0.74%             --        0.74%(14)
   Legg Mason Partners
     Managed Assets Portfolio
     -- Class A................        0.50%            --         0.09%         0.59%             --        0.59%(14)
   Lord Abbett Bond Debenture
     Portfolio -- Class A......        0.51%            --         0.05%         0.56%             --        0.56%
   Lord Abbett Growth and
     Income Portfolio -- Class
     B*........................        0.50%          0.25%        0.04%         0.79%             --        0.79%(15)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*.....        0.68%          0.25%        0.08%         1.01%             --        1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A......        0.78%            --         0.12%         0.90%             --        0.90%(14)
   Met/AIM Capital
     Appreciation Portfolio --
     Class A...................        0.76%            --         0.05%         0.81%             --        0.81%(14)
   MFS(R) Value Portfolio --
     Class A...................        0.73%            --         0.24%         0.97%             --        0.97%(14)

   Neuberger Berman Real
     Estate Portfolio -- Class
     A.........................        0.67%            --         0.03%         0.70%             --        0.70%
   Pioneer Fund Portfolio --
     Class A...................        0.75%            --         0.28%         1.03%           0.03%       1.00%(7)(14)
   Pioneer Strategic Income
     Portfolio -- Class A......        0.73%            --         0.09%         0.82%             --        0.82%(14)
   Third Avenue Small Cap
     Value Portfolio -- Class
     B*........................        0.75%          0.25%        0.05%         1.05%             --        1.05%

                                                 DISTRIBUTION
                                                    AND/OR                                 CONTRACTUAL FEE    NET TOTAL
                                                   SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
                                   MANAGEMENT       (12b-1)       OTHER      OPERATING      AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT     EXPENSES**
----------------                  ------------   ------------   ---------   ------------   ---------------   ------------
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive
     Growth Portfolio -- Class
     D*........................       0.73%          0.10%         0.06%        0.89%             --            0.89%
   BlackRock Bond Income
     Portfolio -- Class A......       0.40%            --          0.07%        0.47%             --            0.47%(8)
   BlackRock Money Market
     Portfolio -- Class A......       0.35%            --          0.07%        0.42%           0.01%           0.41%(9)
   FI Large Cap Portfolio --
     Class A...................       0.80%            --          0.06%        0.86%             --            0.86%(10)
   FI Value Leaders Portfolio
     -- Class D*...............       0.66%          0.10%         0.07%        0.83%             --            0.83%
   MFS Total Return Portfolio
     -- Class F*...............       0.57%          0.20%         0.16%        0.93%             --            0.93%(11)
   Oppenheimer Global Equity
     Portfolio -- Class B*.....       0.60%          0.25%         0.33%        1.18%             --            1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -- Class
     B*+.......................       0.60%          0.25%         0.12%        0.97%             --            0.97%(12)
   Western Asset Management
     High Yield Bond
     Portfolio -- Class A......       0.48%            --          0.12%        0.60%             --            0.60%(10)
   Western Asset Management
     U.S. Government
     Portfolio -- Class A......       0.54%            --          0.07%        0.61%             --            0.61%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*.....       0.25%            --          0.41%        0.66%             --            0.66%(13)
   Total Return Portfolio --
     Administrative Class*.....       0.25%            --          0.40%        0.65%             --            0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB*+........       0.70%          0.25%         0.47%        1.42%             --            1.42%
   Putnam VT International
     Equity Fund -- Class IB*+        0.75%          0.25%         0.18%        1.18%             --            1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*.........       0.76%          0.25%         0.08%        1.09%             --            1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
      -- Class II*.............       0.56%          0.25%         0.03%        0.84%             --            0.84%
   Enterprise Portfolio
     -- Class II*+.............       0.50%          0.25%         0.18%        0.93%             --            0.93%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R) Portfolio
     -- Service Class 2*.......       0.57%          0.25%         0.09%        0.91%             --            0.91%
   VIP Dynamic Capital
     Appreciation Portfolio --
     Service Class 2*+.........       0.57%          0.25%         0.36%        1.18%             --            1.18%
   VIP Mid Cap Portfolio --
     Service Class 2*..........       0.57%          0.25%         0.12%        0.94%             --            0.94%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.

(4) The management fee in the table has been restated to reflect a new Fee schedule which became effective on October 1, 2005.

(5) The management fee in the table has been restated to reflect a new Fee schedule which became effective on December 1, 2005.

(6) The management fee in the table has been reflect a new management fee schedule that became effective on November 1, 2005.

(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(14) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.

(15) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             --------------------------------------   ----------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------
Underlying Fund with Maximum Total Annual    $1,048    $1,849    $2,657     $4,553     $448      $1,349    $2,257      $4,553
Operating Expenses.........................
Underlying Fund with Minimum Total Annual
Operating Expenses.........................  $  913    $1,450    $2,003     $3,311     $313      $  950    $1,603      $3,311

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Portfolio Architect Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is no longer offered to new purchasers.

The ages of the owner and Annuitant determine if you may purchase this product and which optional features are available to you.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
        DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
-----------------------------------------------    -------------------------------------------------------
Standard Death Benefit                                                     Age 85
Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other
Information--Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                     INVESTMENT                         INVESTMENT
                OPTION                                      OBJECTIVE                     ADVISER/SUBADVISER
-----------------------------------------   ------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS

    AIM V.I. Core Equity Fund+*             Seeks growth of capital.               A I M Advisors, Inc.
AMERICAN FUNDS INSURANCE SERIES
    American Funds Global Growth            Seeks capital appreciation through     Capital Research and Management
       Fund -- Class 2                      stocks.                                Company

    American Funds Growth Fund --           Seeks capital appreciation through     Capital Research and Management
       Class 2                              stocks.                                Company

    American Funds Growth-Income            Seeks both capital appreciation and    Capital Research and Management
       Fund -- Class 2                      income.                                Company

CREDIT SUISSE TRUST

    Credit Suisse Trust Emerging Market     Seeks long-term growth of capital.     Credit Suisse Asset Management,
       Portfolio+                                                                  LLC
                                                                                   Subadviser: Credit Suisse Asset
                                                                                   Management Limited (U.K.),
                                                                                   (Australia)

DREYFUS VARIABLE INVESTMENT FUND

    Dreyfus Variable Investment Fund        Seeks long-term capital growth         The Dreyfus Corporation
       Appreciation Portfolio -- Initial    consistent with the preservation of    Subadviser: Fayez Sarofim & Co.
       Shares                               capital, with growth of current
                                            income as a secondary objective.

    Dreyfus Variable Investment Fund        Seeks capital growth.                  The Dreyfus Corporation
       Developing Leaders Portfolio --
       Initial Shares

FRANKLIN TEMPLETON VARIABLE
    INSURANCE PRODUCTS TRUST

    Templeton Developing Markets            Seeks long-term capital appreciation.  Templeton Asset Management Ltd.
       Securities Fund -- Class 2

    Templeton Foreign Securities Fund       Seeks long-term capital growth.        Templeton Investment Counsel, LLC
       -- Class 2                                                                  Subadviser: Franklin Templeton
                                                                                   Investment Management Limited

JANUS ASPEN SERIES

    Global Life Sciences Portfolio --       Seeks long-term growth of capital.     Janus Capital Management LLC
       Service Shares+

    Global Technology Portfolio --          Seeks long-term capital growth.        Janus Capital Management LLC
       Service Shares

    Worldwide Growth Portfolio --           Seeks long-term growth of capital      Janus Capital Management LLC
       Service Shares+                      in a manner consistent with the
                                            preservation of capital.

LAZARD RETIREMENT SERIES, INC.

    Lazard Retirement Small Cap             Seeks long-term capital appreciation.  Lazard Asset Management LLC
       Portfolio

LEGG MASON PARTNERS VARIABLE
    PORTFOLIOS I, INC.

    Legg Mason Partners Variable All        Seeks capital appreciation.            Salomon Brothers Asset
       Cap Portfolio -- Class I                                                     Management Inc

    Legg Mason Partners Variable            Seeks long-term growth of capital.     Salomon Brothers Asset
       Investors Portfolio - Class I        Secondarily, seeks current income.     Management Inc

    Legg Mason Partners Variable            Seeks long-term growth of capital.     Salomon Brothers Asset
       Large Cap Growth Portfolio --                                                Management Inc
       Class I

    Legg Mason Partners Variable            Seeks long-term growth of capital.     Salomon Brothers Asset
       Small Cap Growth Portfolio -                                                Management Inc
       Class I

LEGG MASON PARTNERS VARIABLE
    PORTFOLIOS II

    Legg Mason Partners Variable            Seeks capital appreciation.            Salomon Brothers Asset
       Aggressive Growth Portfolio --                                               Management Inc
       Class I

    Legg Mason Partners Variable            Seeks investment results that,         TIMCO Asset Management Inc.
       Equity Index Portfolio -- Class II   before expenses, correspond to the
                                            price and yield performance of the
                                            S&P 500 Index.

    Legg Mason Partners Variable            Seeks income and long-term capital     Salomon Brothers Asset
       Growth and Income Portfolio --       growth.                                Management Inc
       Class I

               FUNDING                                     INVESTMENT                         INVESTMENT
                OPTION                                      OBJECTIVE                     ADVISER/SUBADVISER
-----------------------------------------   ------------------------------------   ------------------------------------
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS III, INC.

    Legg Mason Partners Variable            Seeks high current income and to       Smith Barney Fund Management
       Adjustable Rate Income Portfolio     limit the degree of fluctuation of     LLC
                                            its net asset value resulting from
                                            movements in interest rates.

    Legg Mason Partners Variable            Seeks long-term capital appreciation   Smith Barney Fund Management
       Social Awareness Stock Portfolio     and retention of net investment .      LLC
                                            income
LORD ABBETT SERIES FUND, INC.

    Growth and Income Portfolio             Seeks long-term growth of capital      Lord, Abbett & Co. LLC
       -- Class VC+                         and income without excessive
                                            fluctuations in market value.

    Mid-Cap Value Portfolio                 Seeks capital appreciation through     Lord, Abbett & Co. LLC
       -- Class VC+                         investments, primarily in equity
                                            securities, which are believed to be
                                            undervalued in the marketplace.
MET INVESTORS SERIES TRUST

    Batterymarch Mid-Cap Stock              Seeks growth of capital.               Met Investors Advisory LLC
       Portfolio -- Class A                                                        Subadviser: Batterymarch Financial
                                                                                   Management, Inc.

    Federated High Yield Portfolio --        Seeks high current income.            Met Investors Advisory LLC
       Class A                                                                     Subadviser: Federated Investment
                                                                                   Management Company

    Harris Oakmark International            Seeks long-term capital appreciation.  Met Investors Advisory LLC
       Portfolio -- Class A                                                        Subadviser: Harris Associates L.P.

    Janus Capital Appreciation              Seeks capital appreciation.            Met Investors Advisory LLC
       Portfolio -- Class A                                                        Subadviser: Janus Capital
                                                                                   Management LLC

    Legg Mason Partners Managed             Seeks high total return.               Met Investors Advisory LLC
       Assets Portfolio -- Class A                                                 Subadviser: Legg Mason Capital
                                                                                   Management, Inc.

    Lord Abbett Bond Debenture              Seeks high current income and the      Met Investors Advisory LLC
       Portfolio -- Class A                 opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                            to produce a high total return.

    Lord Abbett Growth and Income           Seeks growth of capital and current    Met Investors Advisory LLC
       Portfolio -- Class B                 income without excessive               Subadviser: Lord, Abbett & Co. LLC
                                            fluctuations in the market value.

    Lord Abbett Mid-Cap Value               Seeks capital appreciation through     Met Investors Advisory LLC
       Portfolio -- Class B                 investments, primarily in equity       Subadviser: Lord, Abbett & Co. LLC
                                            securities which are believed to be
                                            undervalued in the marketplace.

    Mercury Large-Cap Core Portfolio        Seeks long-term capital growth.        Met Investors Advisory LLC
       -- Class A                                                                  Subadviser: Merrill Lynch Investment
                                                                                   Managers, L.P.

    Met/AIM Capital Appreciation            Seeks capital appreciation.            Met Investors Advisory LLC
       Portfolio -- Class A                                                        Subadviser:  AIM Capital
                                                                                   Management, Inc.

    MFS(R) Value Portfolio -- Class A          Seeks capital appreciation and      Met Investors Advisory LLC
                                            reasonable income.                     Subadviser: Massachusetts Financial
                                                                                   Services Company

    Neuberger Berman Real Estate            Seeks to provide total return through  Met Investors Advisory LLC
       Portfolio -- Class A                 investment in real estate securities,  Subadviser: Neuberger Berman emphasizing both capital appreciation  Management, Inc.
                                            and current income.

    Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital    Met Investors Advisory LLC
                                            growth.
                                                                                   Subadviser: Pioneer Investment
                                                                                   Management, Inc.

    Pioneer Strategic Income Portfolio      Seeks a high level of current income.  Met Investors Advisory LLC
       -- Class A                                                                  Subadviser: Pioneer Investment
                                                                                   Management, Inc.

    Third Avenue Small Cap Value            Seeks long-term capital appreciation.  Met Investors Advisory LLC
       Portfolio -- Class B                                                        Subadviser: Third Avenue
                                                                                   Management LLC

               FUNDING                                       INVESTMENT                                INVESTMENT
                OPTION                                        OBJECTIVE                            ADVISER/SUBADVISER
-----------------------------------------   ------------------------------------------   ------------------------------------
METROPOLITAN SERIES FUND, INC.

    BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
       Portfolio -- Class D                                                              Subadviser: BlackRock Advisors, Inc.

    BlackRock Bond Income Portfolio         Seeks competitive total return primarily     MetLife Advisers, LLC
       -- Class A                           from investing in fixed-income securities.   Subadviser: BlackRock Advisors, Inc.

    BlackRock Money Market Portfolio        Seeks a high level of current income         MetLife Advisers, LLC
       -- Class A                           consistent with preservation of capital.     Subadviser: BlackRock Advisors, Inc.

    FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                         Subadviser: Fidelity Management &
                                                                                         Research Company

    FI Value Leaders Portfolio -- Class D   Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                         Subadviser: Fidelity Management &
                                                                                         Research Company

    MFS Total Return Portfolio -- Class F   Seeks a favorable total return through       MetLife Advisers, LLC
                                            investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                         Services Company
    Oppenheimer Global Equity
       Portfolio -- Class B                 Seeks capital appreciation.                  MetLife Advisers, LLC
                                                                                         Subadviser: OppenheimerFunds, Inc.

    T. Rowe Price Large Cap Growth          Seeks long-term growth of capital and,       MetLife Advisers, LLC
       Portfolio -- Class B+*               secondarily, dividend income.                Subadviser: T. Rowe Price Associates
                                                                                         Inc.

    Western Asset Management High           Seeks high current income.                   MetLife Advisers, LLC
       Yield Bond Portfolio -- Class A                                                   Subadviser: Western Asset
                                                                                         Management Company

    Western Asset Management U.S.           Seeks to maximize total return consistent    MetLife Advisers, LLC
       Government Portfolio -- Class A      with preservation of capital and             Subadviser: Western Asset
                                            maintenance of liquidity.                    Management Company

PIMCO VARIABLE INSURANCE TRUST

    Real Return Portfolio --                Seeks maximum total return, consistent       Pacific Investment Management
       Administrative Class                 with preservation of  capital and prudent    Company LLC
                                            investment management.

    Total Return Portfolio --               Seeks maximum total return, consistent       Pacific Investment Management
       Administrative Class                 with preservation of capital and prudent     Company LLC
                                            investment management.

PUTNAM VARIABLE TRUST

    Putnam VT Discovery Growth Fund         Seeks long-term growth of capital.           Putnam Investment Management,
       -- Class IB+                                                                      LLC

    Putnam VT International Equity          Seeks capital appreciation.                  Putnam Investment Management,
       Fund -- Class IB+                                                                 LLC

    Putnam VT Small Cap Value Fund          Seeks capital appreciation.                  Putnam Investment Management,
       -- Class IB                                                                       LLC

VAN KAMPEN LIFE INVESTMENT TRUST

    Comstock Portfolio -- Class II          Seeks capital growth and income              Van Kampen Asset Management
                                            through investments in equity securities,
                                            including common stocks, preferred
                                            stocks and securities convertible into
                                            common and preferred stocks.

    Enterprise Portfolio -- Class II+       Seeks capital appreciation through           Van Kampen Asset Management
                                            investments in securities believed by the
                                            portfolio's investment adviser to have
                                            above-average potential for capital
                                            appreciation.

VARIABLE INSURANCE PRODUCTS FUND

    VIP Contrafund(R) Portfolio --          Seeks long-term capital appreciation.        Fidelity Management & Research
       Service Class 2                                                                   Company

    VIP Dynamic Capital Appreciation        Seeks capital appreciation.                  Fidelity Management & Research
       Portfolio -- Service Class 2+                                                     Company

    VIP Mid Cap Portfolio -- Service        Seeks long-term growth of capital.           Fidelity Management & Research
       Class 2                                                                           Company

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or a name change. Please see below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

                    FORMER NAME                                                     NEW NAME
-----------------------------------------------------   ----------------------------------------------------------------
GREENWICH STREET SERIES FUND                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                  Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Aggressive Growth Fund        Legg Mason Partners Variable Aggressive Growth Portfolio
   Salomon Brothers Variable Growth & Income Fund          Legg Mason Partners Variable Growth and Income Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.             LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
    All Cap Fund                                           Legg Mason Partners Variable All Cap Portfolio
    Investors Fund                                         Legg Mason Partners Variable Investors Portfolio
    Large Cap Growth Fund                                  Legg Mason Partners Variable Large Cap Growth Portfolio
    Small Cap Growth Fund                                  Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND, INC.                             LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
    SB Adjustable Rate Income Portfolio                    Legg Mason Partners Variable Adjustable Rate Income Portfolio
    Social Awareness Stock Portfolio                       Legg Mason Partners Variable Social Awareness Stock Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with or reorganized into the new Underlying Funds.

             FORMER UNDERLYING FUND                                          NEW UNDERLYING FUND
-----------------------------------------------------   ----------------------------------------------------------------
                                                        MET INVESTORS SERIES TRUST
    Managed Assets Trust                                   Legg Mason Partners Managed Assets Portfolio
    Capital Appreciation Fund                              Janus Capital Appreciation Portfolio
                                                        METROPOLITAN SERIES FUND, INC.
    High Yield Bond Trust                                  Western Asset Management High Yield Bond Portfolio
    Money Market Portfolio                                 BlackRock Money Market Portfolio
AIM VARIABLE INSURANCE FUND                             AIM VARIABLE INSURANCE FUND
    AM V.I. Premier Equity Fund                            AIM V.I. Core Equity Fund
THE TRAVELERS SERIES TRUST                              MET INVESTORS SERIES TRUST
    AIM Capital Appreciation Portfolio                     Met/AIM Capital Appreciation Portfolio
    Convertible Securities Portfolio                       Lord Abbett Bond Debenture Portfolio
    Disciplined Mid Cap Stock Portfolio                    Batterymarch Mid-Cap Stock Portfolio
    Federated High Yield Portfolio                         Federated High Yield Portfolio
    Federated Stock Portfolio                              Lord Abbett Growth and Income Portfolio
    Mercury Large-Cap Core Portfolio                       Mercury Large-Cap Core Portfolio
    MFS Value Portfolio                                    MFS(R) Value Portfolio
    Mondrian International Stock Portfolio                 Harris Oakmark International Portfolio
    Pioneer Fund Portfolio                                 Pioneer Fund Portfolio
    Pioneer Strategic Income Portfolio                     Pioneer Strategic Income Portfolio
THE TRAVELERS SERIES TRUST                              METROPOLITAN SERIES FUND, INC.
    Equity Income Portfolio                                FI Value Leaders Portfolio
    Large Cap Portfolio                                    FI Large Cap Portfolio
    MFS Mid Cap Growth Portfolio                           BlackRock Aggressive Growth Portfolio
    MFS Total Return Portfolio                             MFS Total Return Portfolio
    Strategic Equity Portfolio                             FI Large Cap Portfolio
    Travelers Quality Bond Portfolio                       BlackRock Bond Income Portfolio
    U.S. Government Securities Portfolio                   Western Asset Management U.S. Government Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

             FORMER UNDERLYING FUND                                          NEW UNDERLYING FUND
-----------------------------------------------------   ----------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.   METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio           T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                      MET INVESTORS SERIES TRUST
    Delaware VIP REIT Series                               Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUNDS, INC.                         METROPOLITAN SERIES FUND, INC.

    Mercury Global Allocation V.I. Fund                    Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUNDS, INC.                         MET INVESTORS SERIES TRUST
    Mercury Value Opportunities V.I. Fund                  Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST    MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                          Lord Abbett Growth and Income Portfolio

             FORMER UNDERLYING FUND                                          NEW UNDERLYING FUND
-----------------------------------------------------   ----------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST    METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                       Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                      METROPOLITAN SERIES FUND, INC.
    Balanced Portfolio                                     MFS Total Return Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                      MET INVESTORS SERIES TRUST
    Oppenheimer Main Street Fund/VA                        Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
--------------------------------------------      -----------------
GREATER THAN OR EQUAL TO      BUT LESS THAN
        0 years                   2 years                6%
        2 years                   4 years                5%
        4 years                   5 years                4%
        5 years                   6 years                3%
        6 years                   7 years                2%
        7+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      -     if an income option of at least five year's duration is begun

      - due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               2 years                6%
         2 years               4 years                5%
         4 years               5 years                4%
         5 years               6 years                3%
         6 years               7 years                2%
        7+ years                                      0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION ("E.S.P.") CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II:
0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect

Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Western Asset Management High Yield Bond Portfolio, American Funds Global Growth Fund, Credit Suisse Trust Emerging Market Portfolio, Dreyfus VIF Developing Leaders Portfolio, Oppenheimer Global Equity Portfolio, Third Avenue Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Janus Aspen Series Global Technology Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Putnam VT International Equity Portfolio, Putnam VT Small Cap Value Fund, Legg Mason Partners Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your

Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III"; we may refer to any one of these as GMWB. The availability of each rider is shown below.

NAME OF RIDER:           GMWB I                   GMWB II                  GMWB III
--------------   -----------------------   ----------------------   ----------------------
ALSO CALLED:            Principal                Principal                Principal
                        Guarantee                Guarantee             Guarantee Value

AVAILABILITY:       Not available for      Available on or after    Available on or after
                  purchase on or after       March 21, 2005 if        March 21, 2005 if
                 March 21, 2005, unless    approved in your state   approved in your state
                 GMWB II is not approved
                     in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan if you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                GMWB I       GMWB II      GMWB III
                                                              ----------   -----------   ----------
If you make your first withdrawal BEFORE the 3rd
  anniversary after you purchase GMWB:.....................    5% of RBB     5% of RBB    5% of RBB
If you make your first withdrawal AFTER the 3rd
  anniversary after you purchase GMWB:.....................   10% of RBB    10% of RBB    5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to

            1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                          ASSUMES 10% GAIN ON INVESTMENT                    ASSUMES 10% LOSS ON INVESTMENT
                                 -----------------------------------------------  -------------------------------------------------
                                 CONTRACT                                         CONTRACT
                                  VALUE           RBB               AWB (5%)        VALUE          RBB                  AWB (5%)
                                 --------  ------------------  -----------------  --------  -----------------  --------------------
VALUES AS OF
                                 --------  ------------------  -----------------  --------  -----------------  --------------------
INITIAL GMWB PURCHASE            $100,000       $100,000             $5,000       $100,000       $100,000             $5,000
                                 --------  ------------------  -----------------  --------  -----------------  --------------------
IMMEDIATELY PRIOR TO WITHDRAWAL  $110,000       $100,000             $5,000        $90,000       $100,000             $5,000
                                 --------  ------------------  -----------------  --------  -----------------  --------------------
PARTIAL WITHDRAWAL REDUCTION       N/A          (100,000          [5,000 X (1-       N/A         (100,000            [5,000 X
(PWR)                                      X 10,000/110,000)=  90,000/100,000)]=            X 10,000/90,000)=   (1-88,889/100,000)]
                                                 9,091                500                        $11,111              = $556
                                 --------  ------------------  -----------------  --------  -----------------  --------------------
GREATER OF PWR OR THE DOLLAR                    $10,000                                          $11,111
AMOUNT OF THE WITHDRAWAL                     (10,000>9,091)                                  (11,111>10,000)
                                 --------  ------------------  -----------------  --------  -----------------  --------------------
CHANGE IN VALUE DUE TO

WITHDRAWAL (PARTIAL SURRENDER
REDUCTION)                       $10,000        $10,000               $500         $10,000       $11,111               $556
                                 --------  ------------------  -----------------  --------  -----------------  --------------------
VALUE IMMEDIATELY AFTER
WITHDRAWAL                       $100,000       $90,000              $4,500        $80,000       $88,889              $4,444
                                 --------  ------------------  -----------------  --------  -----------------  --------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                   ASSUMES 10% GAIN ON INVESTMENT                             ASSUMES 10% LOSS ON INVESTMENT
                     CONTRACT                                                   CONTRACT
                      VALUE               RBB                  AWB (5%)          VALUE              RBB                 AWB (5%)
                     --------    ---------------------    ------------------    --------    -------------------    -----------------
VALUES AS OF

INITIAL GMWB
PURCHASE             $100,000          $100,000                 $5,000          $100,000         $100,000                $5,000

IMMEDIATELY
PRIOR TO
 WITHDRAWAL          $110,000          $100,000                 $5,000          $ 90,000         $100,000                $5,000

IMMEDIATELY AFTER    $100,000            90,909                 $4,545          $ 80,000         $ 88,889                $4,444
WITHDRAWAL
                                 [100,000 - (100,000 X      [5,000 - (5,000                 [100,000 - (100,000         [5,000 X
                                   10,000/110,000)]       X 90,909/100,000)]                 X 10,000/90,000)]     (88,889/100,000)]

CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)           $ 10,000          $  9,091                 $  455          $ 10,000         $ 11,111                $  556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code

            Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page
            526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                         GMWB I        GMWB II        GMWB III
                                                         ------        -------        --------
Current Annual Charge............................        0.40%          0.50%          0.25%
Maximum Annual Charge After a Reset..............        1.00%          1.00%           N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                    GMWB I                              GMWB II                               GMWB III
                        ------------------------------     ---------------------------------     ---------------------------------
AWB                     5% of RBB if first withdrawal        5% of RBB if first withdrawal                   5% of RBB
                            before 3rd anniversary               before 3rd anniversary
                        10% of RBB if first withdrawal       10% of RBB if first withdrawal
                            after 3rd anniversary                after 3rd anniversary

ANNUAL CHARGE                       0.40%                                0.50%                                 0.25%

RESET                                Yes                                  Yes                                    No

CAN I CANCEL MY                       No                   Yes, after the 5th anniversary of     Yes, after the 5th anniversary of
GMWB?                                                                GMWB purchase                         GMWB purchase

INVESTMENT                            No                                  Yes                                   Yes
RESTRICTIONS

WAIVER OF                             No                                  Yes                                   Yes
RECALCULATION OF
AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS

                                 DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1) the Contract Value on the Death Report Date

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals; or

      the step-up value (if any, as described below)

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000 -- $16,666, or $33,334.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

        $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

        $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                       PAYOUT RULES
  UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                     UNLESS. . .                        APPLY*
---------------------------    --------------------------    ---------------------------------------    ----------------
OWNER (WHO IS NOT THE          The beneficiary (ies), or     Unless the beneficiary elects to           Yes
ANNUITANT) (WITH NO JOINT      if none, to the Contract      continue the Contract rather than
OWNER)                         Owner's estate.               receive the distribution.

OWNER (WHO IS THE ANNUITANT    The beneficiary (ies), or     Unless the beneficiary elects to           Yes
WITH NO JOINT OWNER)           if none, to the Contract      continue the Contract rather than
                               Owner's estate.               receive the distribution.

NON-SPOUSAL JOINT OWNER        The surviving joint owner.                                               Yes
(WHO IS NOT THE ANNUITANT)

NON-SPOUSAL JOINT OWNER        The beneficiary(ies), or      Unless the beneficiary elects to           Yes
(WHO IS THE ANNUITANT)         if none, to the surviving     continue the Contract rather than
                               joint owner.                  receive the distribution.

SPOUSAL JOINT OWNER (WHO IS    The surviving joint owner.    Unless the spouse elects to continue       Yes
NOT THE ANNUITANT)                                           the Contract.

SPOUSAL JOINT OWNER (WHO IS    The beneficiary (ies) or,     Unless the spouse elects to continue       Yes
THE ANNUITANT)                 if none, to the surviving     the Contract.
                               joint owner.
                                                             A spouse who is not the beneficiary
                                                             may decline to continue the
                                                             contract and instruct the Company
                                                             to pay the beneficiary who may
                                                             elect to continue the Contract.

                                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                       PAYOUT RULES
  UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                     UNLESS. . .                        APPLY*
---------------------------    --------------------------    ---------------------------------------    ----------------
ANNUITANT (WHO IS NOT THE      The beneficiary (ies), or     Unless the beneficiary elects to           Yes
CONTRACT OWNER)                if none, to the Contract      continue the Contract rather than
                               Owner.  If the Contract       receive the distribution.
                               Owner is not living, then
                               to the surviving joint        But, if there is a Contingent
                               owner.  If none, then to      Annuitant, then the Contingent
                               the Contract Owner's          Annuitant becomes the Annuitant and the
                               estate.                       Contract continues in effect (generally
                                                             using the original Maturity Date). The
                                                             proceeds will then be paid upon the
                                                             death of the Contingent Annuitant or
                                                             owner.

ANNUITANT (WHO IS THE          See death of "owner who is                                               Yes
CONTRACT OWNER) (WITH NO       the Annuitant (with no
JOINT OWNER)                   joint owner)" above.

ANNUITANT (WHO IS THE          See death of "Non-Spousal
CONTRACT OWNER) (WITH JOINT    Joint Owner (who is the
OWNERS)                        Annuitant)" or "Spousal
                               Joint Owner (who is the
                               Annuitant)", as applicable

ANNUITANT (WHERE OWNER IS A    The beneficiary (ies)                                                    Yes (Death of
NONNATURAL PERSON/TRUST)       (e.g. the trust) or if                                                   Annuitant is
                               none, to the owner.                                                      treated as death
                                                                                                        of the owner in
                                                                                                        these
                                                                                                        circumstances.)

BENEFICIARY                    No death proceeds are                                                    N/A
                               payable; Contract
                               continues.

CONTINGENT BENEFICIARY         No death proceeds are                                                    N/A
                               payable; Contract
                               continues.

                               QUALIFIED CONTRACTS

                                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                       PAYOUT RULES
  UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                     UNLESS. . .                        APPLY*
---------------------------    --------------------------    ---------------------------------------    ----------------
OWNER / ANNUITANT              The beneficiary (ies), or     Unless the beneficiary elects to           Yes
                               if none, to the Contract      continue the Contract rather than
                               Owner's estate.               receive a distribution.

BENEFICIARY                    No death proceeds are                                                    N/A
                               payable; Contract
                               continues.

                                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                       PAYOUT RULES
  UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                     UNLESS. . .                        APPLY*
---------------------------    --------------------------    ---------------------------------------    ----------------
CONTINGENT BENEFICIARY         No death proceeds are                                                    N/A
                               payable; Contract
                               continues.

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

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      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

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You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

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FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options")

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On

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the death of the secondary payee, the Company will continue to make monthly
Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

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If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. (References to "Separate Account" are either to Fund ABD or Fund ABD II, depending on the issuer of your Contract.) Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option

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at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

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GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings

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and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

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Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a

Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract

Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the Funds of the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                THE METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (4/97).........................   2005        1.865           2.174              20,519,771
                                                               2004        1.583           1.865              23,444,034
                                                               2003        1.285           1.583              26,729,382
                                                               2002        1.739           1.285              30,628,302
                                                               2001        2.387           1.739              37,797,218
                                                               2000        3.098           2.387              37,804,248
                                                               1999        2.046           3.098              25,971,911
                                                               1998        1.283           2.046              10,561,314
                                                               1997        1.032           1.283                 870,525
                                                               1996        1.000           1.032                      --

   High Yield Bond Trust (5/04).............................   2005        1.070           1.069                  85,854
                                                               2004        1.000           1.070                   1,000

   Managed Assets Trust (5/04)..............................   2005        1.078           1.104                 172,657
                                                               2004        1.000           1.078                 237,059

   Money Market Portfolio (7/97)............................   2005        1.175           1.192              14,781,794
                                                               2004        1.179           1.175              19,265,493
                                                               2003        1.187           1.179              26,060,260
                                                               2002        1.187           1.187              37,562,237
                                                               2001        1.160           1.187              40,133,062
                                                               2000        1.107           1.160              15,545,185
                                                               1999        1.070           1.107              16,750,270
                                                               1998        1.033           1.070               9,244,927
                                                               1997        1.000           1.033                 345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........   2005        0.668           0.696               5,434,277
                                                               2004        0.640           0.668               6,216,851
                                                               2003        0.519           0.640               6,961,089

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   AIM V.I. Premier Equity Fund -- Series I  (continued)....   2002        0.755           0.519               7,491,542
                                                               2001        0.875           0.755               7,280,717

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................   2005        0.567           0.642              12,264,209
                                                               2004        0.531           0.567              14,267,431
                                                               2003        0.436           0.531              15,968,585
                                                               2002        0.640           0.436              18,860,012
                                                               2001        0.786           0.640              21,249,041
                                                               2000        1.000           0.786               8,906,509

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.450           1.631                  67,409
                                                               2004        1.296           1.450                  10,485
                                                               2003        1.000           1.296                  15,821

   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.385           1.587                 423,497
                                                               2004        1.248           1.385                  27,837
                                                               2003        1.000           1.248                  78,806

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2005        1.364           1.423                 916,975
                                                               2004        1.253           1.364                 759,848
                                                               2003        1.000           1.253                 323,713

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)....   2005        1.195           1.507               2,014,405
                                                               2004        0.970           1.195               1,952,627
                                                               2003        0.688           0.970               2,025,657
                                                               2002        0.789           0.688               2,659,825
                                                               2001        0.886           0.789               2,463,748
                                                               2000        1.313           0.886               2,477,705
                                                               1999        0.734           1.313                 892,012
                                                               1998        1.000           0.734                 223,688

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........   2005        2.123           2.244               4,181,107
                                                               2004        1.639           2.123               4,852,394
                                                               2003        1.240           1.639               4,631,163
                                                               2002        1.203           1.240               4,187,869

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2001        1.121           1.203               1,959,474
                                                               2000        0.866           1.121                 732,010
                                                               1999        0.901           0.866                 357,910
                                                               1998        1.000           0.901                  96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/98)...................................................   2005        1.089           1.121               7,798,581
                                                               2004        1.051           1.089               9,090,416
                                                               2003        0.880           1.051              10,276,258
                                                               2002        1.071           0.880              10,947,330
                                                               2001        1.198           1.071              11,107,345
                                                               2000        1.223           1.198              10,147,802
                                                               1999        1.112           1.223               7,840,789
                                                               1998        1.000           1.112               2,937,245

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2005        1.244           1.298              11,125,651
                                                               2004        1.133           1.244              12,500,426
                                                               2003        0.872           1.133              13,746,841
                                                               2002        1.094           0.872              13,477,877
                                                               2001        1.182           1.094              11,594,005
                                                               2000        1.058           1.182               6,798,006
                                                               1999        0.871           1.058               3,387,052
                                                               1998        1.000           0.871               1,435,805

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.210           1.315                  55,019
                                                               2004        1.074           1.210                   1,000
                                                               2003        1.000           1.074                   1,000

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.312                   8,120
                                                               2004        1.068           1.208                   1,000
                                                               2003        1.000           1.068                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.158           1.262                 428,090
                                                               2004        1.043           1.158                 372,994
                                                               2003        0.845           1.043                 322,440
                                                               2002        1.000           0.845                 177,623

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.781           2.238                 444,083
                                                               2004        1.448           1.781                  52,098
                                                               2003        1.000           1.448                   1,000

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/04)...................................................   2005        1.152           1.251                 239,442
                                                               2004        1.000           1.152                  22,145

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.180           1.267                 566,278
                                                               2004        1.032           1.180                 345,139
                                                               2003        0.792           1.032                 217,709
                                                               2002        1.000           0.792                 191,381

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/99).........   2005        0.889           0.914              13,990,381
                                                               2004        0.818           0.889              15,621,864
                                                               2003        0.649           0.818              15,860,350
                                                               2002        0.848           0.649              15,365,066
                                                               2001        0.982           0.848              13,010,004
                                                               2000        1.098           0.982               4,272,617
                                                               1999        1.000           1.098                 753,819

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.126           1.220                  76,103
                                                               2004        1.047           1.126                  81,319
                                                               2003        0.758           1.047                  58,126
                                                               2002        1.000           0.758                  16,289

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.098           1.122                  45,529
                                                               2004        1.027           1.098                  32,170

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares  (continued)....................................   2003        0.800           1.027                  62,457
                                                               2002        1.000           0.800                  85,414

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.004           1.066              10,647,659
                                                               2004        0.941           1.004              12,240,173
                                                               2003        0.839           0.941              14,072,516
                                                               2002        0.911           0.839              14,830,766
                                                               2001        0.972           0.911              13,475,207
                                                               2000        1.000           0.972               4,934,773

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.907           1.004               3,155,118
                                                               2004        0.805           0.907               3,476,009
                                                               2003        0.647           0.805               3,630,574
                                                               2002        0.931           0.647               3,729,488
                                                               2001        1.135           0.931               4,102,883
                                                               2000        1.000           1.135               1,951,454

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.346           0.381               7,921,106
                                                               2004        0.349           0.346              10,149,731
                                                               2003        0.242           0.349              10,039,692
                                                               2002        0.415           0.242              11,940,339
                                                               2001        0.672           0.415              10,706,223
                                                               2000        1.000           0.672               5,661,986

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.561           0.584              10,682,752
                                                               2004        0.544           0.561              12,214,595
                                                               2003        0.446           0.544              13,388,686
                                                               2002        0.609           0.446              15,628,277
                                                               2001        0.798           0.609              16,824,804
                                                               2000        1.000           0.798               7,908,763

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.513           1.552                  67,107
                                                               2004        1.336           1.513                  34,334
                                                               2003        1.000           1.336                   3,786

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.382           1.408                 228,478
                                                               2004        1.244           1.382                 204,892
                                                               2003        1.000           1.244                  74,814

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.541           1.644                 182,586
                                                               2004        1.260           1.541                  93,253
                                                               2003        1.000           1.260                  51,292

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2005        1.074           1.120                  47,506
                                                               2004        1.000           1.074                  32,693

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.125           1.133                 511,105
                                                               2004        1.048           1.125                 546,468
                                                               2003        1.000           1.048                  59,374

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226              16,712,465
                                                               2004        1.173           1.213              18,497,713
                                                               2003        1.132           1.173              20,769,372
                                                               2002        1.053           1.132              20,028,983
                                                               2001        1.000           1.053               4,888,796

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2005        0.773           0.817                 272,443
                                                               2004        0.728           0.773                 306,260
                                                               2003        0.560           0.728                 310,382
                                                               2002        0.806           0.560                 299,898
                                                               2001        1.000           0.806                 269,501

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118               2,117,519
                                                               2004        0.882           1.011               2,056,976
                                                               2003        0.696           0.882               1,956,203
                                                               2002        0.857           0.696               3,980,191
                                                               2001        1.000           0.857               1,555,346

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2005        1.611           1.701               1,410,762
                                                               2004        1.295           1.611               1,595,356
                                                               2003        0.877           1.295               1,572,753
                                                               2002        1.088           0.877               1,357,973
                                                               2001        1.000           1.088                 432,357

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2005        1.655           1.698              10,354,574
                                                               2004        1.549           1.655              11,436,639
                                                               2003        1.130           1.549              11,935,706
                                                               2002        1.529           1.130              11,108,929
                                                               2001        1.522           1.529               5,065,288
                                                               2000        1.305           1.522                 907,328

   Investors Fund -- Class I (6/98).........................   2005        1.311           1.377              15,084,411
                                                               2004        1.204           1.311              17,246,134
                                                               2003        0.923           1.204              18,513,035
                                                               2002        1.216           0.923              19,285,141
                                                               2001        1.287           1.216              15,853,833
                                                               2000        1.132           1.287               7,090,936
                                                               1999        1.029           1.132               3,905,967
                                                               1998        1.000           1.029               1,764,644

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.130           1.173                 142,168
                                                               2004        1.140           1.130                 175,994
                                                               2003        0.800           1.140                 109,369
                                                               2002        1.000           0.800                  12,895

   Small Cap Growth Fund -- Class I (5/00)..................   2005        0.969           1.002               1,217,569
                                                               2004        0.853           0.969               1,642,854
                                                               2003        0.581           0.853               2,003,014
                                                               2002        0.903           0.581               1,607,182
                                                               2001        0.987           0.903               1,517,383
                                                               2000        1.000           0.987                 417,439

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)................   2005        0.591           0.634               3,429,858
                                                               2004        0.563           0.591               4,221,518
                                                               2003        0.442           0.563               4,537,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   AIM Capital Appreciation Portfolio  (continued)..........   2002        0.588           0.442               5,204,466
                                                               2001        0.783           0.588               5,177,186

   Convertible Securities Portfolio (5/98)..................   2005        1.520           1.504               8,835,146
                                                               2004        1.450           1.520              10,337,381
                                                               2003        1.165           1.450              10,925,597
                                                               2002        1.270           1.165              11,385,903
                                                               2001        1.299           1.270               9,680,620
                                                               2000        1.170           1.299               3,349,925
                                                               1999        1.000           1.170               1,137,997
                                                               1998        1.000           1.000                 458,699

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2005        2.146           2.380               4,699,533
                                                               2004        1.869           2.146               5,287,543
                                                               2003        1.417           1.869               5,505,923
                                                               2002        1.677           1.417               5,642,651
                                                               2001        1.773           1.677               5,089,354
                                                               2000        1.541           1.773               3,629,362
                                                               1999        1.377           1.541               2,663,507
                                                               1998        1.195           1.377               1,425,770
                                                               1997        1.000           1.195                 120,880

   Equity Income Portfolio (5/97)...........................   2005        1.810           1.864              19,336,704
                                                               2004        1.670           1.810              22,752,381
                                                               2003        1.291           1.670              24,652,637
                                                               2002        1.521           1.291              25,581,166
                                                               2001        1.652           1.521              27,130,603
                                                               2000        1.535           1.652              22,535,737
                                                               1999        1.484           1.535              19,892,863
                                                               1998        1.339           1.484              12,301,819
                                                               1997        1.026           1.339                 639,656
                                                               1996        1.000           1.026                      --

   Federated High Yield Portfolio (5/97)....................   2005        1.464           1.480               8,626,242
                                                               2004        1.345           1.464               9,967,219
                                                               2003        1.114           1.345              11,222,864
                                                               2002        1.089           1.114              10,745,854
                                                               2001        1.084           1.089              10,746,070
                                                               2000        1.196           1.084              10,245,417
                                                               1999        1.177           1.196              10,237,038

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Federated High Yield Portfolio  (continued)..............   1998        1.140           1.177               7,715,310
                                                               1997        1.000           1.140                 620,667

   Federated Stock Portfolio (5/97).........................   2005        1.737           1.804               4,173,260
                                                               2004        1.593           1.737               5,117,199
                                                               2003        1.266           1.593               5,608,556
                                                               2002        1.592           1.266               5,995,963
                                                               2001        1.588           1.592               6,935,446
                                                               2000        1.552           1.588               7,399,547
                                                               1999        1.494           1.552               7,710,739
                                                               1998        1.285           1.494               4,599,587
                                                               1997        1.000           1.285                 352,550

   Large Cap Portfolio (6/97)...............................   2005        1.435           1.538              14,843,563
                                                               2004        1.366           1.435              17,524,614
                                                               2003        1.111           1.366              19,563,576
                                                               2002        1.459           1.111              21,047,983
                                                               2001        1.790           1.459              24,478,964
                                                               2000        2.123           1.790              22,306,844
                                                               1999        1.665           2.123              15,562,311
                                                               1998        1.245           1.665               6,662,550
                                                               1997        1.023           1.245                 491,869
                                                               1996        1.000           1.023                      --

   Mercury Large Cap Core Portfolio (5/98)..................   2005        0.922           1.019               1,840,018
                                                               2004        0.807           0.922               2,270,996
                                                               2003        0.675           0.807               2,601,337
                                                               2002        0.915           0.675               2,775,596
                                                               2001        1.197           0.915               3,043,071
                                                               2000        1.285           1.197               2,244,673
                                                               1999        1.054           1.285               1,352,776
                                                               1998        1.000           1.054                 149,981

   MFS Emerging Growth Portfolio (4/97).....................   2005        1.259           1.221                      --
                                                               2004        1.132           1.259              11,721,289
                                                               2003        0.889           1.132              13,007,533
                                                               2002        1.371           0.889              14,224,892
                                                               2001        2.179           1.371              17,469,577
                                                               2000        2.766           2.179              16,347,854
                                                               1999        1.587           2.766              11,222,748
                                                               1998        1.198           1.587               5,891,811

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS Emerging Growth Portfolio  (continued)...............   1997        1.004           1.198                 528,553
                                                               1996        1.000           1.004                      --

   MFS Mid Cap Growth Portfolio (4/98)......................   2005        0.994           1.010              25,184,582
                                                               2004        0.883           0.994              14,951,676
                                                               2003        0.653           0.883              16,234,877
                                                               2002        1.295           0.653              17,198,804
                                                               2001        1.721           1.295              17,692,810
                                                               2000        1.595           1.721              10,884,619
                                                               1999        0.985           1.595               3,220,420
                                                               1998        1.000           0.985                 696,846

   MFS Total Return Portfolio (5/97)........................   2005        1.765           1.792              34,709,362
                                                               2004        1.606           1.765              40,255,596
                                                               2003        1.397           1.606              42,355,172
                                                               2002        1.496           1.397              42,905,992
                                                               2001        1.517           1.496              38,437,801
                                                               2000        1.319           1.517              29,382,873
                                                               1999        1.303           1.319              27,173,225
                                                               1998        1.183           1.303              16,380,184
                                                               1997        1.000           1.183                 962,287

   MFS Value Portfolio (5/00)...............................   2005        1.065           1.118                 109,207
                                                               2004        0.952           1.065                  50,550
                                                               2003        0.855           0.952                      --
                                                               2002        0.997           0.855                      --
                                                               2001        1.027           0.997                      --
                                                               2000        1.000           1.027                      --

   Mondrian International Stock Portfolio (5/97)............   2005        1.153           1.245              10,978,822
                                                               2004        1.010           1.153              11,645,822
                                                               2003        0.796           1.010              12,049,553
                                                               2002        0.928           0.796              13,668,745
                                                               2001        1.275           0.928              15,755,872
                                                               2000        1.460           1.275              14,943,761
                                                               1999        1.216           1.460              10,264,070
                                                               1998        1.095           1.216               6,533,760
                                                               1997        1.027           1.095                 849,629
                                                               1996        1.000           1.027                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.333           1.394                  19,513
                                                               2004        1.217           1.333                  10,101
                                                               2003        1.000           1.217                   5,429

   Pioneer Strategic Income Portfolio (5/97)................   2005        1.439           1.472               1,738,443
                                                               2004        1.316           1.439               1,902,975
                                                               2003        1.116           1.316               2,160,723
                                                               2002        1.069           1.116               2,458,578
                                                               2001        1.040           1.069               3,562,219
                                                               2000        1.059           1.040               3,631,654
                                                               1999        1.062           1.059               3,396,677
                                                               1998        1.070           1.062               1,955,397
                                                               1997        1.007           1.070                  51,659
                                                               1996        1.000           1.007                      --

   Strategic Equity Portfolio (6/97)........................   2005        1.403           1.412              16,374,889
                                                               2004        1.291           1.403              19,972,191
                                                               2003        0.988           1.291              22,746,591
                                                               2002        1.508           0.988              25,280,072
                                                               2001        1.765           1.508              31,918,323
                                                               2000        2.189           1.765              32,922,575
                                                               1999        1.679           2.189              25,024,627
                                                               1998        1.319           1.679              13,211,206
                                                               1997        1.037           1.319               1,062,634
                                                               1996        1.000           1.037                      --

   Travelers Quality Bond Portfolio (5/97)..................   2005        1.409           1.412              23,917,150
                                                               2004        1.383           1.409              30,744,474
                                                               2003        1.311           1.383              36,575,985
                                                               2002        1.257           1.311              38,055,248
                                                               2001        1.190           1.257              30,037,629
                                                               2000        1.128           1.190              16,565,402
                                                               1999        1.131           1.128              13,396,194
                                                               1998        1.057           1.131               9,328,606
                                                               1997        1.001           1.057                 378,758
                                                               1996        1.000           1.001                      --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.052           1.083                 103,932
                                                               2004        1.000           1.052                  10,705

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           1.006                  89,719
                                                               2004        0.999           0.997                  63,236
                                                               2003        1.000           0.999                  13,710

   Social Awareness Stock Portfolio (5/04)..................   2005        1.083           1.115                      --
                                                               2004        1.000           1.083                   3,000

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.215           1.247               7,096,647
                                                               2004        1.049           1.215               6,571,850
                                                               2003        0.814           1.049               6,680,549
                                                               2002        1.024           0.814               6,548,811
                                                               2001        1.069           1.024               3,476,351

   Enterprise Portfolio -- Class II Shares (12/00)..........   2005        0.688           0.731                 547,127
                                                               2004        0.672           0.688                 697,334
                                                               2003        0.542           0.672                 732,809
                                                               2002        0.781           0.542                 592,083
                                                               2001        0.997           0.781                 522,639

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.019           1.172              14,262,420
                                                               2004        0.897           1.019              10,841,489
                                                               2003        0.710           0.897              10,150,010
                                                               2002        0.796           0.710               9,701,628
                                                               2001        0.957           0.796               8,023,592
                                                               2001        0.923           0.957                      --
                                                               2000        1.000           0.923               3,113,370

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (12/00)................................................   2005        0.755           0.899                 423,091
                                                               2004        0.756           0.755                 456,631
                                                               2003        0.614           0.756                 409,247
                                                               2002        0.673           0.614                 240,022
                                                               2001        1.000           0.673                  12,128

   Mid Cap Portfolio -- Service Class 2 (12/00).............   2005        1.486           1.729               8,136,691
                                                               2004        1.209           1.486               7,053,117
                                                               2003        0.887           1.209               6,373,888

   Mid Cap Portfolio -- Service Class 2  (continued)........   2002        0.999           0.887               5,310,526
                                                               2001        1.000           0.999               1,727,443


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (4/97).........................   2005        1.483           1.717                      --
                                                               2004        1.267           1.483                      --
                                                               2003        1.000           1.267                      --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.057                      --
                                                               2004        1.000           1.065                      --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.091                      --
                                                               2004        1.000           1.073                      --

   Money Market Portfolio (7/97)............................   2005        0.978           0.985                      --
                                                               2004        0.988           0.978                      --
                                                               2003        1.000           0.988                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........   2005        1.309           1.354                      --
                                                               2004        1.263           1.309                      --
                                                               2003        1.000           1.263                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................   2005        1.328           1.493                      --
                                                               2004        1.251           1.328                      --
                                                               2003        1.000           1.251                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.433           1.601                      --
                                                               2004        1.290           1.433                      --
                                                               2003        1.000           1.290                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.369           1.557                      --
                                                               2004        1.242           1.369                      --
                                                               2003        1.000           1.242                      --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2005        1.348           1.397                      --
                                                               2004        1.247           1.348                      --
                                                               2003        1.000           1.247                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)....   2005        1.766           2.213                  --
                                                               2004        1.444           1.766                  --
                                                               2003        1.000           1.444                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........   2005        1.758           1.845                  --
                                                               2004        1.366           1.758                  --
                                                               2003        1.000           1.366                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/98)...................................................   2005        1.279           1.307                  --
                                                               2004        1.243           1.279                  --
                                                               2003        1.000           1.243                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2005        1.471           1.524                  --
                                                               2004        1.349           1.471                  --
                                                               2003        1.000           1.349                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.201           1.295                  --
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                  --
                                                               2004        1.067           1.199                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.395           1.510                  --
                                                               2004        1.265           1.395                  --
                                                               2003        1.000           1.265                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.760           2.196                    --
                                                               2004        1.441           1.760                    --
                                                               2003        1.000           1.441                    --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/04)...................................................   2005        1.146           1.237                    --
                                                               2004        1.000           1.146                    --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.531           1.633                    --
                                                               2004        1.348           1.531                    --
                                                               2003        1.000           1.348                    --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/99).........   2005        1.397           1.426                    --
                                                               2004        1.294           1.397                    --
                                                               2003        1.000           1.294                    --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.489           1.603                94,192
                                                               2004        1.394           1.489                 5,855
                                                               2003        1.000           1.394                    --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.396           1.417                    --
                                                               2004        1.316           1.396                    --
                                                               2003        1.000           1.316                    --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.206           1.271                51,353
                                                               2004        1.137           1.206                51,353
                                                               2003        1.000           1.137                43,834

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.415           1.556                    --
                                                               2004        1.265           1.415                    --
                                                               2003        1.000           1.265                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Global Technology Portfolio -- Service Shares (5/00).....   2005        1.447           1.580                    --
                                                               2004        1.469           1.447                    --
                                                               2003        1.000           1.469                    --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.315           1.359                 7,534
                                                               2004        1.284           1.315                10,045
                                                               2003        1.000           1.284                 1,781

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.496           1.523                    --
                                                               2004        1.330           1.496                    --
                                                               2003        1.000           1.330                    --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.366           1.382                    --
                                                               2004        1.239           1.366                    --
                                                               2003        1.000           1.239                    --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.523           1.614                    --
                                                               2004        1.254           1.523                    --
                                                               2003        1.000           1.254                    --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2005        1.069           1.107                    --
                                                               2004        1.000           1.069                    --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.112           1.112                    --
                                                               2004        1.043           1.112                    --
                                                               2003        1.000           1.043                    --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.051           1.055                    --
                                                               2004        1.024           1.051                    --
                                                               2003        1.000           1.024                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2005        1.406           1.476                    --
                                                               2004        1.334           1.406                    --
                                                               2003        1.000           1.334                    --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.514           1.663                    --
                                                               2004        1.331           1.514                    --
                                                               2003        1.000           1.331                    --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2005        1.907           1.999                    --
                                                               2004        1.543           1.907                    --
                                                               2003        1.000           1.543                    --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2005        1.488           1.516                13,148
                                                               2004        1.403           1.488                14,234
                                                               2003        1.000           1.403                 8,114

   Investors Fund -- Class I (6/98).........................   2005        1.451           1.514                 1,784
                                                               2004        1.342           1.451                 1,784
                                                               2003        1.000           1.342                 1,784

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.412           1.455                27,736
                                                               2004        1.435           1.412                    --
                                                               2003        1.000           1.435                    --

   Small Cap Growth Fund -- Class I (5/00)..................   2005        1.748           1.796               236,011
                                                               2004        1.551           1.748                90,167
                                                               2003        1.000           1.551                 1,475

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)................   2005        1.356           1.444                13,099
                                                               2004        1.300           1.356                 7,698
                                                               2003        1.000           1.300                    --

   Convertible Securities Portfolio (5/98)..................   2005        1.273           1.251                    --
                                                               2004        1.223           1.273                    --
                                                               2003        1.000           1.223                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Disciplined Mid Cap Stock Portfolio (6/97)...............   2005        1.560           1.717                    --
                                                               2004        1.368           1.560                    --
                                                               2003        1.000           1.368                    --

   Equity Income Portfolio (5/97)...........................   2005        1.454           1.488               217,741
                                                               2004        1.352           1.454                63,963
                                                               2003        1.000           1.352                43,144

   Federated High Yield Portfolio (5/97)....................   2005        1.284           1.289                    --
                                                               2004        1.187           1.284                    --
                                                               2003        1.000           1.187                    --

   Federated Stock Portfolio (5/97).........................   2005        1.408           1.452                    --
                                                               2004        1.301           1.408                    --
                                                               2003        1.000           1.301                    --

   Large Cap Portfolio (6/97)...............................   2005        1.312           1.396                64,547
                                                               2004        1.257           1.312                13,288
                                                               2003        1.000           1.257                 3,817

   Mercury Large Cap Core Portfolio (5/98)..................   2005        1.404           1.541                    --
                                                               2004        1.237           1.404                    --
                                                               2003        1.000           1.237                    --

   MFS Emerging Growth Portfolio (4/97).....................   2005        1.416           1.372                    --
                                                               2004        1.282           1.416                    --
                                                               2003        1.000           1.282                    --

   MFS Mid Cap Growth Portfolio (4/98)......................   2005        1.510           1.524                    --
                                                               2004        1.351           1.510                    --
                                                               2003        1.000           1.351                    --

   MFS Total Return Portfolio (5/97)........................   2005        1.280           1.290               203,007
                                                               2004        1.172           1.280                12,487
                                                               2003        1.000           1.172                    --

   MFS Value Portfolio (5/00)...............................   2005        1.299           1.354                    --
                                                               2004        1.166           1.299                    --
                                                               2003        1.000           1.166                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Mondrian International Stock Portfolio (5/97)............   2005        1.496           1.604                    --
                                                               2004        1.320           1.496                    --
                                                               2003        1.000           1.320                    --

   Pioneer Fund Portfolio (5/03)............................   2005        1.318           1.368                    --
                                                               2004        1.211           1.318                    --
                                                               2003        1.000           1.211                    --

   Pioneer Strategic Income Portfolio (5/97)................   2005        1.256           1.275                    --
                                                               2004        1.156           1.256                    --
                                                               2003        1.000           1.156                    --

   Strategic Equity Portfolio (6/97)........................   2005        1.419           1.418                    --
                                                               2004        1.315           1.419                    --
                                                               2003        1.000           1.315                    --

   Travelers Quality Bond Portfolio (5/97)..................   2005        1.056           1.051                    --
                                                               2004        1.044           1.056                    --
                                                               2003        1.000           1.044                    --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.048           1.070                    --
                                                               2004        1.000           1.048                    --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990                    --
                                                               2004        0.997           0.988                    --
                                                               2003        1.000           0.997                    --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.102                    --
                                                               2004        1.000           1.078                    --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.529           1.559               616,192
                                                               2004        1.330           1.529               209,044
                                                               2003        1.000           1.330                98,912

   Enterprise Portfolio -- Class II Shares (12/00)..........   2005        1.288           1.360                10,851
                                                               2004        1.267           1.288                10,858
                                                               2003        1.000           1.267                10,859

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.480           1.690               267,655
                                                               2004        1.312           1.480                74,496
                                                               2003        1.000           1.312                36,921

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (12/00)................................................   2005        1.239           1.464                    --
                                                               2004        1.249           1.239                    --
                                                               2003        1.000           1.249                    --

   Mid Cap Portfolio -- Service Class 2 (12/00).............   2005        1.723           1.991               262,176
                                                               2004        1.411           1.723                89,382
                                                               2003        1.000           1.411                 6,462


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth-Income Fund -- Class 2 Shares and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc. : AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Janus Aspen Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Van Kampen LIT Enterprise Portfolio Class II Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

              THE METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (12/96)........................   2005        1.865           2.174              26,239,910
                                                               2004        1.583           1.865              30,543,833
                                                               2003        1.285           1.583              36,644,254
                                                               2002        1.739           1.285              42,634,828
                                                               2001        2.387           1.739              53,418,968
                                                               2000        3.098           2.387              61,812,417
                                                               1999        2.046           3.098              46,942,401
                                                               1998        1.283           2.046              23,010,432
                                                               1997        1.032           1.283               6,344,051
                                                               1996        1.000           1.032                  29,824

   High Yield Bond Trust (9/04).............................   2005        1.070           1.069                 236,201
                                                               2004        1.025           1.070                  47,427

   Managed Assets Trust (5/04)..............................   2005        1.078           1.104                  94,727
                                                               2004        0.983           1.078                  10,272

   Money Market Portfolio (2/97)............................   2005        1.175           1.192              14,747,554
                                                               2004        1.179           1.175              17,581,926
                                                               2003        1.187           1.179              25,972,691
                                                               2002        1.187           1.187              50,704,937
                                                               2001        1.160           1.187              58,256,805
                                                               2000        1.107           1.160              34,878,359
                                                               1999        1.070           1.107              37,736,754
                                                               1998        1.033           1.070              16,762,447
                                                               1997        1.000           1.033               5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (4/01)..........   2005        0.668           0.696               2,974,765
                                                               2004        0.640           0.668               3,612,300
                                                               2003        0.519           0.640               4,493,863

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   AIM V.I. Premier Equity Fund -- Series I  (continued)....   2002        0.755           0.519               4,949,369
                                                               2001        0.875           0.755               3,727,475

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................   2005        0.567           0.642               9,939,928
                                                               2004        0.531           0.567              12,239,636
                                                               2003        0.436           0.531              14,926,739
                                                               2002        0.640           0.436              17,729,828
                                                               2001        0.786           0.640              18,982,017
                                                               2000        1.000           0.786              13,647,974

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.450           1.631                 199,088
                                                               2004        1.296           1.450                 116,390
                                                               2003        1.000           1.296                  70,339

   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.385           1.587                 586,456
                                                               2004        1.248           1.385                 220,980
                                                               2003        1.000           1.248                 131,179

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2005        1.364           1.423               3,918,939
                                                               2004        1.253           1.364               3,490,980
                                                               2003        1.000           1.253               1,545,620

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)....   2005        1.195           1.507               3,989,820
                                                               2004        0.970           1.195               4,140,741
                                                               2003        0.688           0.970               4,224,247
                                                               2002        0.789           0.688               4,787,661
                                                               2001        0.886           0.789               4,624,645
                                                               2000        1.313           0.886               4,854,365
                                                               1999        0.734           1.313               2,521,807
                                                               1998        1.000           0.734                 780,839

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........   2005        2.123           2.244               3,700,875
                                                               2004        1.639           2.123               4,313,846
                                                               2003        1.240           1.639               4,738,305
                                                               2002        1.203           1.240               4,376,831

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2001        1.121           1.203               2,866,778
                                                               2000        0.866           1.121               2,273,183
                                                               1999        0.901           0.866               1,280,359
                                                               1998        1.000           0.901                 632,612

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (4/98)...................................................   2005        1.089           1.121               6,601,579
                                                               2004        1.051           1.089               7,863,571
                                                               2003        0.880           1.051               9,516,917
                                                               2002        1.071           0.880              10,611,490
                                                               2001        1.198           1.071              11,636,949
                                                               2000        1.223           1.198              12,271,080
                                                               1999        1.112           1.223              10,488,399
                                                               1998        1.000           1.112               2,833,960

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................   2005        1.244           1.298              14,545,290
                                                               2004        1.133           1.244              16,707,910
                                                               2003        0.872           1.133              19,034,774
                                                               2002        1.094           0.872              19,868,161
                                                               2001        1.182           1.094              19,065,688
                                                               2000        1.058           1.182              13,636,390
                                                               1999        0.871           1.058               7,815,322
                                                               1998        1.000           0.871               3,051,249

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.210           1.315                   3,762
                                                               2004        1.074           1.210                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.312                  15,728
                                                               2004        1.068           1.208                  13,614
                                                               2003        1.000           1.068                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.158           1.262                 886,963
                                                               2004        1.043           1.158                 938,346
                                                               2003        0.845           1.043                 756,929
                                                               2002        1.000           0.845                 201,578

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.781           2.238                 181,882
                                                               2004        1.448           1.781                  38,923
                                                               2003        1.000           1.448                   4,729

   Templeton Foreign Securities Fund -- Class 2 Shares
   (9/04)...................................................   2005        1.152           1.251                 151,833
                                                               2004        1.009           1.152                   6,533

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.180           1.267               2,335,769
                                                               2004        1.032           1.180               1,920,592
                                                               2003        0.792           1.032               1,284,964
                                                               2002        1.000           0.792                 508,837

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2005        0.889           0.914              12,831,498
                                                               2004        0.818           0.889              15,207,948
                                                               2003        0.649           0.818              17,162,302
                                                               2002        0.848           0.649              16,724,050
                                                               2001        0.982           0.848              16,104,947
                                                               2000        1.098           0.982              10,807,508
                                                               1999        1.000           1.098               3,460,443

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/02)....................................   2005        1.126           1.220                 374,159
                                                               2004        1.047           1.126                 385,280
                                                               2003        0.758           1.047                 218,067
                                                               2002        1.000           0.758                  58,025

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (7/02)..........................................   2005        1.098           1.122                  92,799
                                                               2004        1.027           1.098                  93,171

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares  (continued)....................................   2003        0.800           1.027                  92,062
                                                               2002        1.000           0.800                  30,873

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.004           1.066              12,042,861
                                                               2004        0.941           1.004              13,862,916
                                                               2003        0.839           0.941              15,303,712
                                                               2002        0.911           0.839              15,615,585
                                                               2001        0.972           0.911              12,635,819
                                                               2000        1.000           0.972               5,246,201

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.907           1.004               1,704,134
                                                               2004        0.805           0.907               2,091,607
                                                               2003        0.647           0.805               2,239,125
                                                               2002        0.931           0.647               2,609,664
                                                               2001        1.135           0.931               3,200,999
                                                               2000        1.000           1.135               2,447,663

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.346           0.381               5,033,907
                                                               2004        0.349           0.346               6,578,130
                                                               2003        0.242           0.349               7,245,233
                                                               2002        0.415           0.242               7,815,420
                                                               2001        0.672           0.415               9,044,726
                                                               2000        1.000           0.672               7,604,465

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.561           0.584              13,400,923
                                                               2004        0.544           0.561              16,410,151
                                                               2003        0.446           0.544              19,761,719
                                                               2002        0.609           0.446              22,039,418
                                                               2001        0.798           0.609              22,841,930
                                                               2000        1.000           0.798              13,421,744

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03).............   2005        1.513           1.552                 126,990
                                                               2004        1.336           1.513                  33,706
                                                               2003        1.000           1.336                   3,334

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03).......................   2005        1.382           1.408                 256,452
                                                               2004        1.244           1.382                 206,147
                                                               2003        1.000           1.244                  26,228

   Mid-Cap Value Portfolio (6/03)...........................   2005        1.541           1.644                 450,874
                                                               2004        1.260           1.541                 219,692
                                                               2003        1.000           1.260                  50,353

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (7/04).   2005        1.074           1.120                  91,569
                                                               2004        0.981           1.074                  23,091

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.125           1.133                 698,584
                                                               2004        1.048           1.125                 588,626
                                                               2003        1.000           1.048                 303,900

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226              16,153,210
                                                               2004        1.173           1.213              17,085,956
                                                               2003        1.132           1.173              20,011,288
                                                               2002        1.053           1.132              23,164,168
                                                               2001        1.000           1.053               5,336,214

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)   2005        0.773           0.817                 308,563
                                                               2004        0.728           0.773                 376,752
                                                               2003        0.560           0.728                 449,770
                                                               2002        0.806           0.560                 392,679
                                                               2001        1.000           0.806                 154,441

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118               1,945,112
                                                               2004        0.882           1.011               1,744,100
                                                               2003        0.696           0.882               2,150,730
                                                               2002        0.857           0.696               2,571,497
                                                               2001        1.000           0.857                 999,717

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).   2005        1.611           1.701               2,030,488
                                                               2004        1.295           1.611               2,322,411
                                                               2003        0.877           1.295               2,238,115
                                                               2002        1.088           0.877               2,277,647
                                                               2001        1.000           1.088                 816,572

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2005        1.655           1.698              12,540,421
                                                               2004        1.549           1.655              14,334,230
                                                               2003        1.130           1.549              14,439,056
                                                               2002        1.529           1.130              14,322,306
                                                               2001        1.522           1.529              12,398,140
                                                               2000        1.305           1.522               5,750,512

   Investors Fund -- Class I (4/98).........................   2005        1.311           1.377              14,063,167
                                                               2004        1.204           1.311              16,356,631
                                                               2003        0.923           1.204              18,163,714
                                                               2002        1.216           0.923              19,758,109
                                                               2001        1.287           1.216              19,646,073
                                                               2000        1.132           1.287              12,889,045
                                                               1999        1.029           1.132               8,670,638
                                                               1998        1.000           1.029               3,232,444

   Large Cap Growth Fund -- Class I (7/02)..................   2005        1.130           1.173               1,045,080
                                                               2004        1.140           1.130               1,300,287
                                                               2003        0.800           1.140                 531,134
                                                               2002        1.000           0.800                  37,706

   Small Cap Growth Fund -- Class I (5/00)..................   2005        0.969           1.002               5,020,579
                                                               2004        0.853           0.969               5,707,331
                                                               2003        0.581           0.853               6,425,059
                                                               2002        0.903           0.581               5,433,439
                                                               2001        0.987           0.903               4,642,573
                                                               2000        1.000           0.987               2,056,506

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)...............   2005        0.591           0.634               2,770,233
                                                               2004        0.563           0.591               2,955,522
                                                               2003        0.442           0.563               3,054,095

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   AIM Capital Appreciation Portfolio  (continued)..........   2002        0.588           0.442               2,972,707
                                                               2001        1.000           0.588               2,101,669

   Convertible Securities Portfolio (5/98)..................   2005        1.520           1.504               8,757,633
                                                               2004        1.450           1.520              10,573,736
                                                               2003        1.165           1.450              10,930,899
                                                               2002        1.270           1.165              12,056,558
                                                               2001        0.783           1.270              12,986,021
                                                               2001        1.299           0.783                      --
                                                               2000        1.170           1.299               7,553,759
                                                               1999        1.000           1.170               2,431,429
                                                               1998        1.000           1.000                 414,907

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2005        2.146           2.380               5,986,220
                                                               2004        1.869           2.146               7,389,340
                                                               2003        1.417           1.869               8,080,624
                                                               2002        1.677           1.417               8,864,245
                                                               2001        1.773           1.677               8,489,614
                                                               2000        1.541           1.773               8,454,275
                                                               1999        1.377           1.541               6,716,626
                                                               1998        1.195           1.377               5,142,990
                                                               1997        1.000           1.195               1,668,733

   Equity Income Portfolio (12/96)..........................   2005        1.810           1.864              23,418,224
                                                               2004        1.670           1.810              28,399,295
                                                               2003        1.291           1.670              31,475,807
                                                               2002        1.521           1.291              34,048,347
                                                               2001        1.652           1.521              37,812,927
                                                               2000        1.535           1.652              37,849,058
                                                               1999        1.484           1.535              35,687,217
                                                               1998        1.339           1.484              25,733,333
                                                               1997        1.026           1.339               6,719,150
                                                               1996        1.000           1.026                  30,196

   Federated High Yield Portfolio (1/97)....................   2005        1.464           1.480              11,404,495
                                                               2004        1.345           1.464              14,387,685
                                                               2003        1.114           1.345              17,386,355
                                                               2002        1.089           1.114              17,457,622
                                                               2001        1.084           1.089              18,647,220
                                                               2000        1.196           1.084              19,736,049
                                                               1999        1.177           1.196              22,260,856

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Federated High Yield Portfolio  (continued)..............   1998        1.140           1.177              18,811,555
                                                               1997        1.000           1.140               4,566,993

   Federated Stock Portfolio (1/97).........................   2005        1.737           1.804               6,419,270
                                                               2004        1.593           1.737               8,023,109
                                                               2003        1.266           1.593               9,198,349
                                                               2002        1.592           1.266              10,775,970
                                                               2001        1.588           1.592              12,221,263
                                                               2000        1.552           1.588              13,157,332
                                                               1999        1.494           1.552              14,406,177
                                                               1998        1.285           1.494              11,892,034
                                                               1997        1.000           1.285               3,816,999

   Large Cap Portfolio (12/96)..............................   2005        1.435           1.538              16,715,712
                                                               2004        1.366           1.435              20,122,965
                                                               2003        1.111           1.366              23,324,386
                                                               2002        1.459           1.111              27,044,542
                                                               2001        1.790           1.459              31,933,410
                                                               2000        2.123           1.790              34,231,282
                                                               1999        1.665           2.123              28,051,763
                                                               1998        1.245           1.665              15,040,703
                                                               1997        1.023           1.245               4,815,858
                                                               1996        1.000           1.023                   7,800

   Mercury Large Cap Core Portfolio (5/98)..................   2005        0.922           1.019               1,296,684
                                                               2004        0.807           0.922               1,202,932
                                                               2003        0.675           0.807               1,272,971
                                                               2002        0.915           0.675               1,529,363
                                                               2001        1.197           0.915               2,090,679
                                                               2000        1.285           1.197               1,772,277
                                                               1999        1.054           1.285                 669,474
                                                               1998        1.000           1.054                 211,400

   MFS Emerging Growth Portfolio (12/96)....................   2005        1.259           1.221                      --
                                                               2004        1.132           1.259              15,867,536
                                                               2003        0.889           1.132              18,275,885
                                                               2002        1.371           0.889              20,932,892
                                                               2001        2.179           1.371              25,825,528
                                                               2000        2.766           2.179              29,190,353
                                                               1999        1.587           2.766              22,881,721
                                                               1998        1.198           1.587              15,538,984

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS Emerging Growth Portfolio  (continued)...............   1997        1.004           1.198               4,218,974
                                                               1996        1.000           1.004                  31,886

   MFS Mid Cap Growth Portfolio (4/98)......................   2005        0.994           1.010              27,403,205
                                                               2004        0.883           0.994              12,380,637
                                                               2003        0.653           0.883              14,200,226
                                                               2002        1.295           0.653              14,799,098
                                                               2001        1.721           1.295              16,854,809
                                                               2000        1.595           1.721              14,558,647
                                                               1999        0.985           1.595               4,760,902
                                                               1998        1.000           0.985                 965,761

   MFS Total Return Portfolio (1/97)........................   2005        1.765           1.792              42,204,461
                                                               2004        1.606           1.765              47,789,684
                                                               2003        1.397           1.606              53,094,881
                                                               2002        1.496           1.397              56,799,646
                                                               2001        1.517           1.496              58,954,968
                                                               2000        1.319           1.517              53,326,538
                                                               1999        1.303           1.319              54,290,552
                                                               1998        1.183           1.303              42,017,841
                                                               1997        1.000           1.183               9,959,634

   MFS Value Portfolio (7/00)...............................   2005        1.065           1.118                 471,009
                                                               2004        0.952           1.065                  90,870
                                                               2003        0.855           0.952                      --
                                                               2002        0.997           0.855                     500
                                                               2001        1.027           0.997                     500
                                                               2000        1.003           1.027                      --

   Mondrian International Stock Portfolio (12/96)...........   2005        1.153           1.245              17,891,801
                                                               2004        1.010           1.153              20,542,498
                                                               2003        0.796           1.010              22,629,357
                                                               2002        0.928           0.796              26,640,453
                                                               2001        1.275           0.928              31,145,128
                                                               2000        1.460           1.275              30,394,514
                                                               1999        1.216           1.460              25,226,349
                                                               1998        1.095           1.216              17,270,810
                                                               1997        1.027           1.095               5,694,288
                                                               1996        1.000           1.027                   5,702

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Pioneer Fund Portfolio (8/03)............................   2005        1.333           1.394                  22,706
                                                               2004        1.217           1.333                  21,888
                                                               2003        1.000           1.217                  12,842

   Pioneer Strategic Income Portfolio (12/96)...............   2005        1.439           1.472               2,850,190
                                                               2004        1.316           1.439               3,363,166
                                                               2003        1.116           1.316               3,908,585
                                                               2002        1.069           1.116               4,569,590
                                                               2001        1.040           1.069               5,471,566
                                                               2000        1.059           1.040               5,247,966
                                                               1999        1.062           1.059               4,489,463
                                                               1998        1.070           1.062               3,797,291
                                                               1997        1.007           1.070               1,132,608
                                                               1996        1.000           1.007                   3,300

   Strategic Equity Portfolio (12/96).......................   2005        1.403           1.412              24,707,241
                                                               2004        1.291           1.403              29,314,349
                                                               2003        0.988           1.291              34,083,675
                                                               2002        1.508           0.988              39,829,841
                                                               2001        1.765           1.508              49,964,273
                                                               2000        2.189           1.765              55,775,319
                                                               1999        1.679           2.189              47,167,905
                                                               1998        1.319           1.679              31,011,054
                                                               1997        1.037           1.319               8,259,362
                                                               1996        1.000           1.037                   2,250

   Travelers Quality Bond Portfolio (12/96).................   2005        1.409           1.412              20,273,723
                                                               2004        1.383           1.409              23,570,906
                                                               2003        1.311           1.383              28,033,537
                                                               2002        1.257           1.311              32,768,047
                                                               2001        1.190           1.257              35,205,769
                                                               2000        1.128           1.190              26,960,877
                                                               1999        1.131           1.128              26,069,226
                                                               1998        1.057           1.131              15,435,236
                                                               1997        1.001           1.057               3,137,736
                                                               1996        1.000           1.001                  95,203

   U.S. Government Securities Portfolio (4/05)..............   2005        1.052           1.083                 211,129

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (12/03)..................................................   2005        0.997           1.006                 177,252
                                                               2004        0.999           0.997                 204,843
                                                               2003        1.000           0.999                 140,446

   Social Awareness Stock Portfolio (8/05)..................   2005        1.083           1.115                  81,296

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.215           1.247              13,425,577
                                                               2004        1.049           1.215              13,686,038
                                                               2003        0.814           1.049              13,579,574
                                                               2002        1.024           0.814              13,051,055
                                                               2001        1.069           1.024               8,766,086

   Enterprise Portfolio -- Class II Shares (5/98)...........   2005        0.688           0.731               2,200,874
                                                               2004        0.672           0.688               2,353,680
                                                               2003        0.542           0.672               2,465,279
                                                               2002        0.781           0.542               2,652,351
                                                               2001        0.997           0.781               2,530,977

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.019           1.172              14,943,854
                                                               2004        0.897           1.019              13,917,723
                                                               2003        0.710           0.897              12,297,582
                                                               2002        0.796           0.710              10,767,860
                                                               2001        0.923           0.796               8,215,904
                                                               2000        1.000           0.923               3,718,600

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (6/01).................................................   2005        0.755           0.899                 258,978
                                                               2004        0.756           0.755                 492,929
                                                               2003        0.614           0.756                 784,129
                                                               2002        0.673           0.614               1,029,633
                                                               2001        0.957           0.673                 101,442

   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2005        1.486           1.729               7,176,700
                                                               2004        1.209           1.486               6,512,470
                                                               2003        0.887           1.209               5,739,048
                                                               2002        0.999           0.887               4,832,433
                                                               2001        0.999           0.999               1,308,941


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (12/96)........................   2005        1.483           1.717                   --
                                                               2004        1.267           1.483                   --
                                                               2003        1.000           1.267                   --

   High Yield Bond Trust (9/04).............................   2005        1.065           1.057                   --
                                                               2004        1.023           1.065                   --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.091                   --
                                                               2004        0.982           1.073                   --

   Money Market Portfolio (2/97)............................   2005        0.978           0.985                   --
                                                               2004        0.988           0.978                   --
                                                               2003        1.000           0.988                   --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (4/01)..........   2005        1.309           1.354                   --
                                                               2004        1.263           1.309                   --
                                                               2003        1.000           1.263                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................   2005        1.328           1.493                   --
                                                               2004        1.251           1.328                   --
                                                               2003        1.000           1.251                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.433           1.601                   --
                                                               2004        1.290           1.433                   --
                                                               2003        1.011           1.290                   --

   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.369           1.557                   --
                                                               2004        1.242           1.369                   --
                                                               2003        1.007           1.242                   --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2005        1.348           1.397                   --
                                                               2004        1.247           1.348                   --
                                                               2003        1.009           1.247                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)....   2005        1.766           2.213                   --
                                                               2004        1.444           1.766                   --
                                                               2003        1.000           1.444                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........   2005        1.758           1.845                   --
                                                               2004        1.366           1.758                   --
                                                               2003        1.000           1.366                   --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (4/98)...................................................   2005        1.279           1.307                   --
                                                               2004        1.243           1.279                   --
                                                               2003        1.000           1.243                   --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................   2005        1.471           1.524                   --
                                                               2004        1.349           1.471                   --
                                                               2003        1.000           1.349                   --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.281           1.295                   --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                   --
                                                               2004        1.065           1.199                   --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.395           1.510                   --
                                                               2004        1.265           1.395                   --
                                                               2003        1.000           1.265                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.760           2.196                   --
                                                               2004        1.441           1.760                   --
                                                               2003        1.000           1.441                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (9/04)...................................................   2005        1.146           1.237                    --
                                                               2004        1.006           1.146                    --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.531           1.633                    --
                                                               2004        1.348           1.531                    --
                                                               2003        1.000           1.348                    --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2005        1.397           1.426                    --
                                                               2004        1.294           1.397                    --
                                                               2003        1.000           1.294                    --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/02)....................................   2005        1.489           1.603                44,873
                                                               2004        1.394           1.489                    --
                                                               2003        1.000           1.394                    --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (7/02)..........................................   2005        1.396           1.417                    --
                                                               2004        1.316           1.396                    --
                                                               2003        1.000           1.316                    --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.206           1.271               216,115
                                                               2004        1.137           1.206               216,240
                                                               2003        1.000           1.137               264,585

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.415           1.556                    --
                                                               2004        1.265           1.415                    --
                                                               2003        1.000           1.265                    --

   Global Technology Portfolio -- Service Shares (5/00).....   2005        1.447           1.580                    --
                                                               2004        1.469           1.447                    --
                                                               2003        1.000           1.469                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.315           1.359                77,910
                                                               2004        1.284           1.315               138,521
                                                               2003        1.000           1.284               143,521

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03).............   2005        1.496           1.523                    --
                                                               2004        1.330           1.496                    --
                                                               2003        1.131           1.330                    --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03).......................   2005        1.366           1.382                    --
                                                               2004        1.239           1.366                    --
                                                               2003        1.093           1.239                    --

   Mid-Cap Value Portfolio (6/03)...........................   2005        1.523           1.614                    --
                                                               2004        1.254           1.523                    --
                                                               2003        1.101           1.254                    --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (7/04).   2005        1.069           1.107                    --
                                                               2004        0.980           1.069                    --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.112           1.112                    --
                                                               2004        1.043           1.112                    --
                                                               2003        1.039           1.043                    --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.051           1.055                    --
                                                               2004        1.024           1.051                    --
                                                               2003        1.000           1.024                    --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)   2005        1.406           1.476                    --
                                                               2004        1.334           1.406                    --
                                                               2003        1.000           1.334                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.514           1.663                    --
                                                               2004        1.331           1.514                    --
                                                               2003        1.000           1.331                    --

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).   2005        1.907           1.999                    --
                                                               2004        1.543           1.907                    --
                                                               2003        1.000           1.543                    --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2005        1.488           1.516               325,182
                                                               2004        1.403           1.488               276,460
                                                               2003        1.000           1.403               139,676

   Investors Fund -- Class I (4/98).........................   2005        1.451           1.514               117,773
                                                               2004        1.342           1.451               148,518
                                                               2003        1.000           1.342                90,649

   Large Cap Growth Fund -- Class I (7/02)..................   2005        1.412           1.455                16,279
                                                               2004        1.435           1.412                    --
                                                               2003        1.000           1.435                    --

   Small Cap Growth Fund -- Class I (5/00)..................   2005        1.748           1.796               411,971
                                                               2004        1.551           1.748               374,589
                                                               2003        1.000           1.551               361,629

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)...............   2005        1.356           1.444                    --
                                                               2004        1.300           1.356                    --
                                                               2003        1.000           1.300                    --

   Convertible Securities Portfolio (5/98)..................   2005        1.273           1.251                    --
                                                               2004        1.223           1.273                    --
                                                               2003        1.000           1.223                    --

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2005        1.560           1.717                    --
                                                               2004        1.368           1.560                    --
                                                               2003        1.000           1.368                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Equity Income Portfolio (12/96)..........................   2005        1.454           1.488               438,930
                                                               2004        1.352           1.454               404,333
                                                               2003        1.000           1.352               341,627

   Federated High Yield Portfolio (1/97)....................   2005        1.284           1.289                    --
                                                               2004        1.187           1.284                    --
                                                               2003        1.000           1.187                    --

   Federated Stock Portfolio (1/97).........................   2005        1.408           1.452                    --
                                                               2004        1.301           1.408                    --
                                                               2003        1.000           1.301                    --

   Large Cap Portfolio (12/96)..............................   2005        1.312           1.396               278,072
                                                               2004        1.257           1.312               204,152
                                                               2003        1.000           1.257               188,176

   Mercury Large Cap Core Portfolio (5/98)..................   2005        1.404           1.541                    --
                                                               2004        1.237           1.404                    --
                                                               2003        1.000           1.237                    --

   MFS Emerging Growth Portfolio (12/96)....................   2005        1.416           1.372                    --
                                                               2004        1.282           1.416                    --
                                                               2003        1.000           1.282                    --

   MFS Mid Cap Growth Portfolio (4/98)......................   2005        1.510           1.524                    --
                                                               2004        1.351           1.510                    --
                                                               2003        1.000           1.351                    --

   MFS Total Return Portfolio (1/97)........................   2005        1.280           1.290               176,103
                                                               2004        1.172           1.280                 7,397
                                                               2003        1.000           1.172                    --

   MFS Value Portfolio (7/00)...............................   2005        1.299           1.354                    --
                                                               2004        1.166           1.299                    --
                                                               2003        1.000           1.166                    --

   Mondrian International Stock Portfolio (12/96)...........   2005        1.496           1.604                    --
                                                               2004        1.320           1.496                    --
                                                               2003        1.000           1.320                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Pioneer Fund Portfolio (8/03)............................   2005        1.318           1.368                     --
                                                               2004        1.211           1.318                     --
                                                               2003        1.059           1.211                     --

   Pioneer Strategic Income Portfolio (12/96)...............   2005        1.256           1.275                     --
                                                               2004        1.156           1.256                     --
                                                               2003        1.000           1.156                     --

   Strategic Equity Portfolio (12/96).......................   2005        1.419           1.418                     --
                                                               2004        1.315           1.419                     --
                                                               2003        1.000           1.315                     --

   Travelers Quality Bond Portfolio (12/96).................   2005        1.056           1.051                     --
                                                               2004        1.044           1.056                     --
                                                               2003        1.000           1.044                     --

   U.S. Government Securities Portfolio (4/05)..............   2005        1.059           1.070                     --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (12/03)..................................................   2005        0.988           0.990                     --
                                                               2004        0.997           0.988                     --
                                                               2003        0.997           0.997                     --

   Social Awareness Stock Portfolio (8/05)..................   2005        1.104           1.102                     --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.529           1.559              2,176,018
                                                               2004        1.330           1.529              1,802,010
                                                               2003        1.000           1.330              1,277,170

   Enterprise Portfolio -- Class II Shares (5/98)...........   2005        1.288           1.360                168,468
                                                               2004        1.267           1.288                178,575
                                                               2003        1.000           1.267                176,857

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2005        1.480           1.690              1,231,144
                                                               2004        1.312           1.480                948,829
                                                               2003        1.000           1.312                735,053

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (6/01).................................................   2005        1.239           1.464                    --
                                                               2004        1.249           1.239                    --
                                                               2003        1.000           1.249                    --

   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2005        1.723           1.991               479,564
                                                               2004        1.411           1.723               389,025
                                                               2003        1.000           1.411               254,232


                                     NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by The Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth-Income Fund -- Class 2 Shares and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc. : AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Janus Aspen Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Van Kampen LIT Enterprise Portfolio Class II Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Condensed Financial InformationFinancial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLIfe Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-06-07-10-11 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-06-07-10-11.

Name:
            --------------------------------------------------------------------

Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

CHECK BOX:

[    ]  MIC-Book-06-07-10-11

[    ]  MLAC-Book-06-07-10-11

Book 06                                                              May 1, 2006

                 PORTFOLIO ARCHITECT SELECT ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes PORTFOLIO ARCHITECT SELECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS -- SERIES I
   AIM V.I. Core Equity Fund+
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
   Dreyfus Variable Investment Fund Appreciation
     Portfolio
   Dreyfus Variable Investment Fund Developing
   Leaders Portfolio
JANUS ASPEN SERIES -- SERVICE SHARES
   Global Life Sciences Portfolio
   Global Technology Portfolio
   Worldwide Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation
     Portfolio+
   Legg Mason Partners Variable Equity Index
     Portfolio -- Class II+
   Legg Mason Partners Variable Fundamental
     Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Aggressive
     Growth Portfolio+
   Legg Mason Partners Variable Large Cap
     Growth Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio -- Class A+
   Federated High Yield Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Lord Abbett Bond Debenture Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class A+
   BlackRock Money Market Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS Total Return Portfolio -- Class F+
   T. Rowe Price Large Cap Growth Portfolio -- Class B+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE TRUST
   Total Return Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB SHARES
   Putnam VT International Equity Fund
VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES
   Comstock Portfolio
   Emerging Growth Portfolio
VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio

+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract is not offered to new purchasers. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary................................................    3
Summary.................................................    5
Fee Table...............................................    8
Condensed Financial Information.........................   12
The Annuity Contract....................................   12
   Contract Owner Inquiries.............................   13
   Purchase Payments....................................   13
   Accumulation Units...................................   14
   The Variable Funding Options.........................   14
Fixed Account...........................................   19
Charges and Deductions..................................   19
   General..............................................   19
   Withdrawal Charge....................................   20
   Free Withdrawal Allowance............................   20
   Administrative Charges...............................   20
   Mortality and Expense Risk Charge....................   21
   Variable Liquidity Benefit Charge....................   21
   Enhanced Stepped-Up Provision Charge.................   21
   Variable Funding Option Expenses.....................   21
   Premium Tax..........................................   21
   Changes in Taxes Based upon
     Premium or Value...................................   21
Transfers...............................................   22
   Market Timing/Excessive Trading......................   22
   Dollar Cost Averaging................................   23
Access to Your Money....................................   24
   Systematic Withdrawals...............................   25
   Loans................................................   25
Ownership Provisions....................................   25
   Types of Ownership...................................   25
   Contract Owner.......................................   25
   Beneficiary..........................................   26
   Annuitant............................................   26
Death Benefit...........................................   26
   Death Proceeds before the Maturity Date..............   26
   Enhanced Stepped-Up Provision........................   27
   Payment of Proceeds..................................   28
   Spousal Contract Continuance.........................   29
   Beneficiary Contract Continuance.....................   30
   Planned Death Benefit................................   30
   Death Proceeds after the Maturity Date...............   30
The Annuity Period......................................   31
   Maturity Date........................................   31
   Allocation of Annuity................................   31
   Variable Annuity.....................................   31
   Fixed Annuity........................................   32
Payment Options.........................................   32
   Election of Options..................................   32
   Annuity Options......................................   32
   Income Options.......................................   33
   Variable Liquidity Benefit...........................   33
Miscellaneous Contract Provisions.......................   33
   Right to Return......................................   33
   Termination..........................................   34
   Required Reports.....................................   34
   Suspension of Payments...............................   34
The Separate Accounts...................................   34
   Performance Information..............................   35
Federal Tax Considerations..............................   35
   General Taxation of Annuities........................   35
   Types of Contracts: Qualified and Non-qualified......   36
   Qualified Annuity Contracts..........................   36
     Taxation of Qualified Annuity Contracts............   36
     Mandatory Distributions for Qualified Plans........   37
   Non-qualified Annuity Contracts......................   38
     Diversification Requirements for Variable
       Annuities........................................   39
     Ownership of the Investments.......................   40
     Taxation of Death Benefit Proceeds.................   40
   Other Tax Considerations.............................   40
     Treatment of Charges for Optional Benefits.........   40
     Puerto Rico Tax Considerations.....................   40
     Non-Resident Aliens................................   41
Other Information.......................................   41
   The Insurance Companies..............................   41
   Financial Statements.................................   41
   Distribution of Variable Annuity Contracts...........   41
   Voting Rights........................................   43
   Restrictions on Financial Transactions...............   43
   Legal Proceedings....................................   43
Appendix A: Condensed Financial Information for
   MetLife of CT Fund ABD for Variable Annuities........  A-1
Appendix B: Condensed Financial Information for
   MetLife of CT Fund ABD II for Variable Annuities.....  B-1
Appendix C: The Fixed Account...........................  C-1
Appendix D: Contents of the Statement of Additional
   Information..........................................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       PORTFOLIO ARCHITECT SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is not offered to new purchasers.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. This Contract is no longer offered to new purchasers.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine if you may purchase this product and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange". Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years. If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the "Death Benefit" section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE................................................... 6%(1)
      (as a percentage of the Purchase Payments withdrawn)

VARIABLE LIQUIDITY BENEFIT CHARGE................................... 6%(2)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................... $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P. an optional feature. Below is a summary of all the maximum charges that may apply, depending on the feature you select:

Mortality and Expense Risk Charge...........................................................    1.25%*
Administrative Expense Charge...............................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....................    1.40%
Optional E.S.P. Charge......................................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. SELECTED..................................    1.60%

------------
*We are waiving an amount equal to the underlying fund expenses that is in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio.

------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN   WITHDRAWAL CHARGE
------------------------   -------------   -----------------
        0 years               2 years             6%
        2 years               4 years             5%
        4 years               5 years             4%
        5 years               6 years             3%
        6 years               7 years             2%
       7 + years                                  0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN   WITHDRAWAL CHARGE
------------------------   -------------   -----------------
        0 years               2 years             6%
        2 years               4 years             5%
        4 years               5 years             4%
        5 years               6 years             3%
        6 years               7 years             2%
       7 + years                                  0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                     MINIMUM   MAXIMUM
                                                                     -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service
fees (12b-1) fees, and other expenses.)...................             0.42%     1.69%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                            DISTRIBUTION
                                               AND/OR                             CONTRACTUAL FEE   NET TOTAL
                                              SERVICE               TOTAL ANNUAL       WAIVER         ANNUAL
                                MANAGEMENT    (12b-1)      OTHER     OPERATING     AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                   FEE          FEES      EXPENSES    EXPENSES      REIMBURSEMENT   EXPENSES**
------------------------------  ----------  ------------  --------  ------------  ----------------  ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity
     Fund -- Series I.........    0.60%          --         0.27%      0.87%             --               0.87%(1)
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+...............    1.25%          --         0.44%      1.69%             --               1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund
     Appreciation Portfolio
     -- Initial Shares........    0.75%          --         0.05%      0.80%             --               0.80%
   Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio -- Initial
     Shares...................    0.75%          --         0.06%      0.81%             --               0.81%
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio -- Service
     Shares*..................    0.64%        0.25%        0.31%      1.20%             --               1.20%

                                            DISTRIBUTION
                                               AND/OR                             CONTRACTUAL FEE   NET TOTAL
                                              SERVICE               TOTAL ANNUAL       WAIVER         ANNUAL
                                MANAGEMENT    (12b-1)      OTHER     OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                   FEE          FEES      EXPENSES    EXPENSES      REIMBURSEMENT   EXPENSES**
------------------------------  ----------  ------------  --------  ------------  ----------------  ----------
   Global Technology
     Portfolio -- Service
     Shares*..................    0.64%         0.25%         0.09%         0.98%        --               0.98%
   Worldwide Growth
     Portfolio -- Service
     Shares*..................    0.60%         0.25%         0.01%         0.86%        --               0.86%(2)

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I.....    0.75%           --          0.07%         0.82%        --               0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio -- Class I.....    0.65%           --          0.06%         0.71%        --               0.71%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio................    0.70%           --          0.02%         0.72%        --               0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+...............    0.65%           --          0.12%         0.77%        --               0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*...    0.31%         0.25%         0.03%         0.59%        --               0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio..........    0.75%           --          0.03%         0.78%        --               0.78%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS III,
   INC.
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++.......    0.75%           --          0.02%         0.77%        --               0.77%(3)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++.......    0.75%           --          0.04%         0.79%        --               0.79%(3)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio --
     Class A..................    0.70%           --          0.10%         0.80%        --               0.80%(9)
   Federated High Yield
     Portfolio -- Class A.....    0.60%           --          0.21%         0.81%        --               0.81%(9)
   Harris Oakmark
     International
     Portfolio -- Class A.....    0.82%           --          0.13%         0.95%        --               0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A...............    0.65%           --          0.09%         0.74%        --               0.74%(9)
   Lord Abbett Bond
     Debenture Portfolio --
     Class A..................    0.51%           --          0.05%         0.56%        --               0.56%
   Lord Abbett Growth and
     Income Portfolio --
     Class B..................    0.50%         0.25%         0.04%         0.79%        --               0.79%(10)
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A...............    0.76%           --          0.05%         0.81%        --               0.81%(9)

                                            DISTRIBUTION
                                               AND/OR                             CONTRACTUAL FEE   NET TOTAL
                                              SERVICE               TOTAL ANNUAL       WAIVER         ANNUAL
                                MANAGEMENT    (12b-1)      OTHER     OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                   FEE          FEES      EXPENSES    EXPENSES      REIMBURSEMENT   EXPENSES**
------------------------------  ----------  ------------  --------  ------------  ----------------  ----------
   Neuberger Berman Real
     Estate Portfolio --
     Class A................      0.67%           --          0.03%         0.70%        --               0.70%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*...............      0.73%         0.10%         0.06%         0.89%        --               0.89%
   BlackRock Bond Income
     Portfolio -- Class A...      0.40%           --          0.07%         0.47%        --               0.47%(4)
   BlackRock Money Market
     Portfolio -- Class A...      0.35%           --          0.07%         0.42%      0.01%              0.41%(5)
   FI Large Cap Portfolio
     -- Class A.............      0.80%           --          0.06%         0.86%        --               0.86%(6)
   FI Value Leaders
     Portfolio -- Class D*..      0.66%         0.10%         0.07%         0.83%        --               0.83%
   MFS Total Return
     Portfolio -- Class F*..      0.57%         0.20%         0.16%         0.93%        --               0.93%(7)
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*...............      0.60%         0.25%         0.12%         0.97%        --               0.97%(8)
PIMCO VARIABLE INSURANCE
   TRUST
   Total Return Portfolio
     -- Administrative
     Class*.................      0.25%                       0.40%         0.65%        --               0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund --
     Class IB Shares*+......      0.70%         0.25%         0.47%         1.42%        --               1.42%
   Putnam VT International
     Equity Fund -- Class
     IB Shares*.............      0.75%         0.25%         0.18%         1.18%        --               1.18%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*.............      0.56%         0.25%         0.03%         0.84%        --               0.84%
   Emerging Growth
     Portfolio Class II
     Shares*................      0.70%         0.25%         0.07%         1.02%        --               1.02%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class 2*...............      0.57%         0.25%         0.09%         0.91%        --               0.91%
   VIP Mid Cap Portfolio --
     Service Class 2*.......      0.57%         0.25%         0.12%         0.94%        --               0.94%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.

(3) The management fee in the table has been restated to reflect a new management fee schedule that became effective on November 1, 2005.

(4) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(5) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(6) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(7) The management fee in the table has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(9) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.

(10) The management fee in the table has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses and that you have elected the E.S.P., optional death benefit. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

                                          IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                END OF PERIOD SHOWN:             ANNUITIZED AT THE END OF PERIOD SHOWN:
                                        --------------------------------------   --------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS  5 YEARS    10 YEARS   1 YEAR    3 YEARS  5 YEARS    10 YEARS
--------------------------------------  ------    -------  -------    --------   ------    -------  -------    --------
Underlying Fund with Maximum Total
Annual Operating Expenses(+)..........  $  936    $ 1,524  $ 2,134    $ 3,607    $  336    $ 1,024  $ 1,734    $ 3,607
Underlying Fund with Minimum Total
Annual Operating Expenses.............  $  809    $ 1,147  $ 1,509    $ 2,385    $  209    $   647  $ 1,109    $ 2,385

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Portfolio Architect Select Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This Contract is no longer available to new purchasers.

The ages of the owner and Annuitant determine if you can purchase this Contract and which optional features are available to you.

                                        MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE          ANNUITANT ON THE CONTRACT DATE
--------------------------------------  -----------------------------------------------
Standard Death Benefit                                       Age 85
Enhanced Stepped-Up Provision (E.S.P.)                       Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                INVESTMENT                           INVESTMENT
                OPTION                               OBJECTIVE                         ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund --       Seeks growth of capital.                 A I M Advisors, Inc.
     Series I

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging       Seeks long-term growth of capital.       Credit Suisse Asset Management, LLC
     Markets Portfolio(+)                                                      Subadviser: Credit Suisse Asset
                                                                               Management Limited (U.K.),
                                                                               (Australia)

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund   Seeks long-term capital growth           The Dreyfus Corporation
     Appreciation Portfolio --        consistent with the preservation of      Subadviser: Fayez Sarofim & Co.
     Initial Shares                   capital, with growth of current income
                                      is a secondary objective.
   Dreyfus Variable Investment Fund   Seeks capital growth.                    The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares

JANUS ASPEN SERIES
   Global Life Sciences Portfolio --  Seeks long-term growth of capital.       Janus Capital Management LLC
     Service Shares
   Global Technology Portfolio --     Seeks long-term growth of capital.       Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio --      Seeks long-term growth of capital in a   Janus Capital Management LLC
     Service Shares                   manner consistent with the preservation
                                      of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All   Seeks capital appreciation.              Salomon Brothers Asset Management
     Cap Portfolio -- Class I                                                  Inc
   Legg Mason Partners Variable       Seeks long-term growth of capital.       Salomon Brothers Asset Management
     Investors Portfolio -- Class I   Secondarily, seeks current income.       Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable       Seeks long-term appreciation of capital. Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable       Seeks high current income.               Smith Barney Fund Management LLC
     Diversified Strategic Income                                              Subadviser: Citigroup Asset
     Portfolio+*                                                               Management Ltd.
   Legg Mason Partners Variable       Seeks investment results that, before    TIMCO Asset Management Inc.
     Equity Index Portfolio -- Class  expenses, correspond to the price and
     II                               yield performance of the S&P 500 Index.
   Legg Mason Partners Variable       Seeks long-term capital growth.          Smith Barney Fund Management LLC
     Fundamental Value Portfolio

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable                                                Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable Large Seeks long-term growth of capital.       Smith Barney Fund Management LLC
     Cap Growth Portfolio

MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock         Seeks growth of capital.                 MetLife Advisers, LLC Subadviser:
     Portfolio -- Class A                                                      Batterymarch Financial Management,
                                                                               Inc.
   Federated High Yield Portfolio --  Seeks high current income.               Met Investors Advisory LLC
     Class A                                                                   Subadviser: Federated Investment
                                                                               Management Company
   Harris Oakmark International       Seeks long-term capital appreciation.    Met Investors Advisory LLC
     Portfolio -- Class A                                                      Subadviser: Harris Associates L.P.

               FUNDING                               INVESTMENT                            INVESTMENT
                OPTION                               OBJECTIVE                         ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- -----------------------------------
   Janus Capital Appreciation         Seeks capital appreciation.              Met Investors Advisory LLC
     Portfolio -- Class A                                                      Subadviser: Janus Capital
                                                                               Management LLC
   Lord Abbett Bond Debenture         Seeks high current income and the        Met Investors Advisory LLC
     Portfolio -- Class A             opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
   Lord Abbett Growth and Income      Seeks growth of capital and current      Met Investors Advisory LLC
     Portfolio -- Class B             income without excessive fluctuations    Subadviser: Lord, Abbett & Co. LLC
                                      in the market value.
   Met/AIM Capital Appreciation       Seeks capital appreciation.              Met Investors Advisory LLC
     Portfolio -- Class A                                                      Subadviser: AIM Capital
                                                                               Management, Inc.
   Neuberger Berman Real Estate       Seeks to provide total return through    Met Investors Advisory LLC
     Portfolio -- Class A             investment in real estate securities,    Subadviser: Neuberger Berman
                                      emphasizing both capital appreciation    Management, Inc.
                                      and current income
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth        Seeks maximum capital appreciation.      MetLife Advisers, LLC Subadviser:
     Portfolio -- Class D                                                      BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio -- Seeks competitive total return           MetLife Advisers, LLC Subadviser:
     Class A                          primarily from investing in              BlackRock Advisors, Inc.
                                      fixed-income securities.
   BlackRock Money Market Portfolio   Seeks a high level of current income     MetLife Advisers, LLC Subadviser:
     -- Class A                       consistent with preservation of capital. BlackRock Advisors, Inc.
   FI Large Cap Portfolio -- Class A  Seeks long-term growth of capital.       Met Investors Advisory LLC
                                                                               Subadviser: Fidelity Management &
                                                                               Research Company
   FI Value Leaders Portfolio --      Seeks long-term growth of capital.       Met Investors Advisory LLC
     Class D                                                                   Subadviser: Fidelity Management &
                                                                               Research Company
   MFS Total Return Portfolio --      Seeks a favorable total return through   MetLife Advisers, LLC Subadviser:
     Class F                          investment in a diversified portfolio.   Massachusetts Financial Services
                                                                               Company
   T. Rowe Price Large Cap Growth     Seeks long-term growth of capital and,   MetLife Advisers, LLC Subadviser:
     Portfolio -- Class B             secondarily, dividend income.            T. Rowe Price Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --          Seeks maximum total return, consistent   Pacific Investment Management
     Administrative Class             with preservation of capital and         Company LLC
                                      prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -- Seeks long-term growth of capital.       Putnam Investment Management, LLC
     Class IB Shares(+)
   Putnam VT International Equity     Seeks capital appreciation.              Putnam Investment Management, LLC
     Fund -- Class IB Shares
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -- Class II     Seeks capital growth and income through  Van Kampen Asset Management
     Shares                           investments in equity securities,
                                      including common stocks, preferred
                                      stocks and securities convertible into
                                      common and preferred stocks.
   Emerging Growth Portfolio -- Class Seeks capital appreciation.              Van Kampen Asset Management
     II Shares
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.    Fidelity Management & Research
     Service Class 2                                                           Company
   VIP Mid Cap Portfolio -- Service   Seeks long-term growth of capital.       Fidelity Management & Research
     Class 2                                                                   Company

--------------

+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or a name change. Please see below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                        NEW NAME
-----------------------------------------------------  ----------------------------------------------------------
GREENWICH STREET SERIES FUND                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                Legg Mason Partners Variable Diversified Strategic
                                                         Income
   Equity Index Portfolio                                  Portfolio
   Fundamental Value Portfolio                           Legg Mason Partners Variable Equity Index Portfolio
                                                         Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                           Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                         Legg Mason Partners Variable Investors Portfolio
THE TRAVELERS SERIES FUND, INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Smith Barney Aggressive Growth Portfolio              Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio     Legg Mason Partners Variable Large Cap Growth
                                                            Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with or reorganized into the new Underlying Funds.

                FORMER UNDERLYING FUND                           NEW UNDERLYING FUND
-----------------------------------------------------  ------------------------------------------
                                                       MET INVESTORS SERIES TRUST
    Capital Appreciation Fund                            Janus Capital Appreciation Portfolio
                                                       METROPOLITAN SERIES FUND, INC.
    Money Market Portfolio                                BlackRock Money Market Portfolio
AIM VARIABLE INSURANCE FUND                            AIM VARIABLE INSURANCE FUND
    AIM VI Premier Equity Fund                           AIM V.I. Core Equity Fund
THE TRAVELERS SERIES TRUST                             MET INVESTORS SERIES TRUST
    AIM Capital Appreciation Portfolio                    Met/AIM Capital Appreciation Portfolio
    Convertible Securities Portfolio                      Lord Abbett Bond Debenture Portfolio
    Disciplined Mid Cap Stock                             Batterymarch Mid-Cap Stock Portfolio
    Federated High Yield Portfolio                        Federated High Yield Portfolio
    Federated Stock Portfolio                             Lord Abbett Growth and Income Portfolio
    Mondrian International Stock Portfolio                Harris Oakmark International Portfolio
THE TRAVELERS SERIES TRUST                             METROPOLITAN SERIES FUND, INC.
    Equity Income Portfolio                               FI Value Leaders Portfolio
    Large Cap Portfolio                                   FI Large Cap Portfolio
    MFS Mid Cap Growth Portfolio                          BlackRock Aggressive Growth Portfolio
    MFS Total Return Portfolio                            MFS Total Return Portfolio
    Strategic Equity Portfolio                            FI Large Cap Portfolio
    Travelers Quality Bond Portfolio                      BlackRock Bond Income Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

                FORMER UNDERLYING FUND                           NEW UNDERLYING FUND
-----------------------------------------------------  ------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.  METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth                    T. Rowe Price Large Cap Growth Portfolio
Portfolio
DELAWARE VIP TRUST                                     MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                               Neuberger Berman Real Estate Portfolio
JANUS ASPEN SERIES                                     METROPOLITAN SERIES FUND, INC.
    Balanced Portfolio                                    MFS Total Return Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN       WITHDRAWAL CHARGE
------------------------     -------------       -----------------
        0 years                 2 years                 6%
        2 years                 4 years                 5%
        4 years                 5 years                 4%
        5 years                 6 years                 3%
        6 years                 7 years                 2%
        7+ years                                        0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      - if an income option of at least five year's duration is begun o due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and equal 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
------------------------     -------------     -----------------
        0 years                 2 years               6%
        2 years                 4 years               5%
        4 years                 5 years               4%
        5 years                 6 years               3%
        6 years                 7 years               2%
        7+ years                                      0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Credit Suisse Emerging Markets Portfolio, Dreyfus VIF Developing Leaders Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Janus Aspen Series Global Technology Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Putnam VT International Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Federated High Yield Portfolio and Harris Oakmark International Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3)   the step-up value (if any, as described below)

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTIONS. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000-$16,666, or $33,334.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      $50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                        MANDATORY
  BEFORE THE MATURITY DATE,     THE COMPANY WILL                                       PAYOUT RULES
    UPON THE DEATH OF THE     PAY THE PROCEEDS TO:  UNLESS. . .                           APPLY*
----------------------------  --------------------  ---------------------------------  ------------
OWNER (WHO IS NOT THE         The beneficiary       Unless the beneficiary elects to   Yes
ANNUITANT) (WITH NO JOINT     (ies), or if none,    continue the Contract rather
OWNER)                        to the Contract       than receive the distribution.
                              Owner's estate.

OWNER (WHO IS THE ANNUITANT)  The beneficiary       Unless, the beneficiary elects     Yes
(WITH NO JOINT OWNER)         (ies), or if none,    to continue the Contract rather
                              to the Contract       than receive the distribution.
                              Owner's estate.

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint                                      Yes
IS NOT THE ANNUITANT)         owner.

NON-SPOUSAL JOINT OWNER (WHO  The                   Unless the beneficiary elects to   Yes
IS THE ANNUITANT)             beneficiary(ies), or  continue the Contract rather
                              if none, to the       than receive the distribution.
                              surviving joint
                              owner.

SPOUSAL JOINT OWNER (WHO IS   The surviving joint   Unless the spouse elects to        Yes
NOT THE ANNUITANT)            owner.                continue the Contract.

SPOUSAL JOINT OWNER (WHO IS   The beneficiary       Unless the spouse elects to        Yes
THE ANNUITANT)                (ies) or, if none,    continue the Contract.
                              to the surviving
                              joint owner.          A spouse who is not the
                                                    beneficiary may decline to
                                                    continue the Contract and
                                                    instruct the Company to pay the
                                                    beneficiary who may elect to
                                                    continue the Contract.

ANNUITANT (WHO IS NOT THE     The beneficiary       Unless the beneficiary elects to   Yes
CONTRACT OWNER)               (ies), or if none,    continue the Contract rather than
                              to the Contract       receive the distribution.
                              Owner.  If the
                              Contract Owner is     But, if there is a Contingent
                              not living, then to   Annuitant, then the Contingent
                              the surviving joint   Annuitant becomes the Annuitant
                              owner.  If none,      and the contract continues in
                              then to the Contract  effect (generally using the
                              Owner's estate.       original Maturity Date). The
                                                    proceeds will then be paid upon
                                                    the death of the Contingent
                                                    Annuitant or owner.

                                                                                        MANDATORY
  BEFORE THE MATURITY DATE,     THE COMPANY WILL                                       PAYOUT RULES
    UPON THE DEATH OF THE     PAY THE PROCEEDS TO:  UNLESS. . .                           APPLY*
----------------------------  --------------------- ---------------------------------  ------------
ANNUITANT (WHO IS THE         See death of "owner                                      Yes
CONTRACT OWNER)               who is the
                              Annuitant" above.

ANNUITANT (WHERE OWNER IS A   The beneficiary                                          Yes (Death of
NONNATURAL ENTITY/TRUST)      (ies) or if none, to                                     Annuitant is
                              the

                              owner.                                                   treated as death
                                                                                       of the owner in
                                                                                       these
                                                                                       circumstances.)
BENEFICIARY                   No death proceeds                                        N/A
                              are payable;
                              Contract continues.

CONTINGENT BENEFICIARY        No death proceeds                                        N/A
                              are payable;
                              Contract continues.

                               QUALIFIED CONTRACTS

  BEFORE THE MATURITY DATE,     THE COMPANY WILL                                       MANDATORY PAYOUT
    UPON THE DEATH OF THE     PAY THE PROCEEDS TO:  UNLESS. . .                         RULES APPLY*
----------------------------  --------------------- ---------------------------------  ----------------
OWNER/ANNUITANT               The beneficiary       Unless the beneficiary elects to   Yes
                              (ies), or if none,    continue the Contract rather than
                              to the Contract       receive a distribution.
                              Owner's estate.

BENEFICIARY                   No death proceeds                                        N/A
                              are payable;
                              Contract continues.

CONTINGENT BENEFICIARY        No death proceeds                                        N/A
                              are payable;
                              Contract continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments.(See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown

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in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

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

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both

Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a

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

death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

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

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the

Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI

Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and MLIDLLC to offer the Contracts. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Capital Appreciation Fund (4/97).........................   2005        1.865           2.174              20,519,771
                                                               2004        1.583           1.865              23,444,034
                                                               2003        1.285           1.583              26,729,382
                                                               2002        1.739           1.285              30,618,827
                                                               2001        2.387           1.739              37,797,218
                                                               2000        3.098           2.387              37,804,248
                                                               1999        2.046           3.098              25,971,911
                                                               1998        1.283           2.046              10,561,314
                                                               1997        1.032           1.283                 870,525
                                                               1996        1.000           1.032                      --

   Money Market Portfolio (7/97)............................   2005        1.175           1.192              14,781,794
                                                               2004        1.179           1.175              19,265,493
                                                               2003        1.187           1.179              26,060,260
                                                               2002        1.187           1.187              37,562,237
                                                               2001        1.160           1.187              40,133,062
                                                               2000        1.107           1.160              15,545,185
                                                               1999        1.070           1.107              16,750,270
                                                               1998        1.033           1.070               9,244,927
                                                               1997        1.000           1.033                 345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........   2005        0.668           0.696               5,434,277
                                                               2004        0.640           0.668               6,216,851
                                                               2003        0.519           0.640               6,961,089
                                                               2002        0.755           0.519               7,491,542
                                                               2001        0.875           0.755               7,280,717
                                                               2000        1.000           0.875               1,020,328

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................   2005        0.567           0.642              12,264,209
                                                               2004        0.531           0.567              14,267,431
                                                               2003        0.436           0.531              15,968,585
                                                               2002        0.640           0.436              18,860,012
                                                               2001        0.786           0.640              21,249,041
                                                               2000        1.000           0.786               8,906,509

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)....   2005        1.195           1.507               2,014,405
                                                               2004        0.970           1.195               1,952,627
                                                               2003        0.688           0.970               2,025,657
                                                               2002        0.789           0.688               2,659,825
                                                               2001        0.886           0.789               2,463,748
                                                               2000        1.313           0.886               2,477,705
                                                               1999        0.734           1.313                 892,012
                                                               1998        1.000           0.734                 223,688

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........   2005        2.123           2.244               4,181,107
                                                               2004        1.639           2.123               4,852,394
                                                               2003        1.240           1.639               4,631,163
                                                               2002        1.203           1.240               4,187,869
                                                               2001        1.121           1.203               1,959,474
                                                               2000        0.866           1.121                 732,010
                                                               1999        0.901           0.866                 357,910
                                                               1998        1.000           0.901                  96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/98)...................................................   2005        1.089           1.121               7,798,581
                                                               2004        1.051           1.089               9,090,416
                                                               2003        0.880           1.051              10,276,258
                                                               2002        1.071           0.880              10,947,330
                                                               2001        1.198           1.071              11,107,345
                                                               2000        1.223           1.198              10,147,802
                                                               1999        1.112           1.223               7,840,789
                                                               1998        1.000           1.112               2,937,245

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2005        1.244           1.298              11,125,651
                                                               2004        1.133           1.244              12,500,426
                                                               2003        0.872           1.133              13,746,841
                                                               2002        1.094           0.872              13,477,877
                                                               2001        1.182           1.094              11,594,005
                                                               2000        1.058           1.182               6,798,006
                                                               1999        0.871           1.058               3,387,052
                                                               1998        1.000           0.871               1,435,805

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................   2005        1.426           1.466              14,888,561
                                                               2004        1.329           1.426              15,961,895
                                                               2003        1.082           1.329              16,954,979
                                                               2002        1.330           1.082              16,561,286
                                                               2001        1.405           1.330              13,756,405
                                                               2000        1.431           1.405               9,922,836
                                                               1999        1.283           1.431               6,935,912
                                                               1998        1.092           1.283               3,710,315
                                                               1997        1.000           1.092                 506,282

   Diversified Strategic Income Portfolio (6/97)............   2005        1.364           1.380               6,960,623
                                                               2004        1.296           1.364               8,191,128
                                                               2003        1.176           1.296              10,456,243
                                                               2002        1.138           1.176              10,925,399
                                                               2001        1.118           1.138              12,784,586
                                                               2000        1.103           1.118              11,430,969
                                                               1999        1.100           1.103              10,783,437
                                                               1998        1.048           1.100               7,076,327
                                                               1997        1.000           1.048                 733,829

   Equity Index Portfolio -- Class II Shares (6/99).........   2005        0.889           0.914              13,990,381
                                                               2004        0.818           0.889              15,621,864
                                                               2003        0.649           0.818              15,860,350
                                                               2002        0.848           0.649              15,365,066
                                                               2001        0.982           0.848              13,010,004
                                                               2000        1.098           0.982               4,272,617
                                                               1999        1.000           1.098                 753,819

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Fundamental Value Portfolio (5/98).......................   2005        1.440           1.488              23,517,339
                                                               2004        1.350           1.440              25,754,075
                                                               2003        0.987           1.350              26,495,994
                                                               2002        1.272           0.987              27,230,503
                                                               2001        1.362           1.272              17,065,180
                                                               2000        1.146           1.362               4,380,339
                                                               1999        0.953           1.146               1,958,751
                                                               1998        1.000           0.953                 708,254

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.004           1.066              10,647,659
                                                               2004        0.941           1.004              12,240,173
                                                               2003        0.839           0.941              14,072,516
                                                               2002        0.911           0.839              14,830,766
                                                               2001        0.972           0.911              13,475,207
                                                               2000        1.000           0.972               4,934,773

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.907           1.004               3,155,118
                                                               2004        0.805           0.907               3,476,009
                                                               2003        0.647           0.805               3,630,574
                                                               2002        0.931           0.647               3,729,488
                                                               2001        1.135           0.931               4,102,883
                                                               2000        1.000           1.135               1,951,454

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.346           0.381               7,921,106
                                                               2004        0.349           0.346              10,149,731
                                                               2003        0.242           0.349              10,039,692
                                                               2002        0.415           0.242              11,940,339
                                                               2001        0.672           0.415              10,706,223
                                                               2000        1.000           0.672               5,661,986

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.561           0.584              10,682,752
                                                               2004        0.544           0.561              12,214,595
                                                               2003        0.446           0.544              13,388,686
                                                               2002        0.609           0.446              15,628,277
                                                               2001        0.798           0.609              16,824,804
                                                               2000        1.000           0.798               7,908,763

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226              16,712,465
                                                               2004        1.173           1.213              18,497,713
                                                               2003        1.132           1.173              20,769,372
                                                               2002        1.053           1.132              20,028,983
                                                               2001        1.000           1.053               4,888,796

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB                 2005        0.773           0.817                 272,443
   Shares (5/01)............................................   2004        0.728           0.773                 306,260
                                                               2003        0.560           0.728                 310,382
                                                               2002        0.806           0.560                 299,898
                                                               2001        1.000           0.806                 269,501

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118               2,117,519
                                                               2004        0.882           1.011               2,056,976
                                                               2003        0.696           0.882               1,956,203
                                                               2002        0.857           0.696               3,980,191
                                                               2001        1.000           0.857               1,555,346

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2005        1.655           1.698              10,354,574
                                                               2004        1.549           1.655              11,436,639
                                                               2003        1.130           1.549              11,935,706
                                                               2002        1.529           1.130              11,108,929
                                                               2001        1.522           1.529               5,065,288

   Investors Fund -- Class I (6/98).........................   2005        1.311           1.377              15,084,411
                                                               2004        1.204           1.311              17,246,134
                                                               2003        0.923           1.204              18,513,035
                                                               2002        1.216           0.923              19,285,141
                                                               2001        1.287           1.216              15,853,833
                                                               2000        1.132           1.287               7,090,936
                                                               1999        1.029           1.132               3,905,967
                                                               1998        1.000           1.029               1,764,644

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        0.591           0.634               3,429,858
                                                               2004        0.563           0.591               4,221,518
                                                               2003        0.442           0.563               4,537,981
                                                               2002        0.588           0.442               5,204,466
                                                               2001        0.783           0.588               5,177,186
                                                               2000        1.000           0.783                 980,787

   Convertible Securities Portfolio (5/98)                     2005        1.520           1.504               8,835,146
                                                               2004        1.450           1.520              10,337,381
                                                               2003        1.165           1.450              10,925,597
                                                               2002        1.270           1.165              11,385,903
                                                               2001        1.299           1.270               9,680,620
                                                               2000        1.170           1.299               3,349,925
                                                               1999        1.000           1.170               1,137,997
                                                               1998        1.000           1.000                 458,699

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        2.146           2.380               4,699,533
                                                               2004        1.869           2.146               5,287,543
                                                               2003        1.417           1.869               5,505,923
                                                               2002        1.677           1.417               5,642,651
                                                               2001        1.773           1.677               5,089,354
                                                               2000        1.541           1.773               3,629,362
                                                               1999        1.377           1.541               2,663,507
                                                               1998        1.195           1.377               1,425,770
                                                               1997        1.000           1.195                 120,880

   Equity Income Portfolio (5/97)                              2005        1.810           1.864              19,336,704
                                                               2004        1.670           1.810              22,752,381
                                                               2003        1.291           1.670              24,652,637
                                                               2002        1.521           1.291              25,581,166
                                                               2001        1.652           1.521              27,130,603
                                                               2000        1.535           1.652              22,535,737
                                                               1999        1.484           1.535              19,892,863
                                                               1998        1.339           1.484              12,301,819
                                                               1997        1.026           1.339                 639,656
                                                               1996        1.000           1.026                      --

   Federated High Yield Portfolio (5/97)                       2005        1.464           1.480               8,626,242
                                                               2004        1.345           1.464               9,967,219

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Federated High Yield Portfolio  (continued)..............   2003        1.114           1.345              11,222,864
                                                               2002        1.089           1.114              10,745,854
                                                               2001        1.084           1.089              10,746,070
                                                               2000        1.196           1.084              10,245,417
                                                               1999        1.177           1.196              10,237,038
                                                               1998        1.140           1.177               7,715,310
                                                               1997        1.000           1.140                 620,667

   Federated Stock Portfolio (5/97).........................   2005        1.737           1.804               4,173,260
                                                               2004        1.593           1.737               5,117,199
                                                               2003        1.266           1.593               5,608,556
                                                               2002        1.592           1.266               5,995,963
                                                               2001        1.588           1.592               6,935,446
                                                               2000        1.552           1.588               7,399,547
                                                               1999        1.494           1.552               7,710,739
                                                               1998        1.285           1.494               4,599,587
                                                               1997        1.000           1.285                 352,550

   Large Cap Portfolio (6/97)...............................   2005        1.435           1.538              14,843,563
                                                               2004        1.366           1.435              17,524,614
                                                               2003        1.111           1.366              19,563,576
                                                               2002        1.459           1.111              21,047,549
                                                               2001        1.790           1.459              24,478,964
                                                               2000        2.123           1.790              22,306,844
                                                               1999        1.665           2.123              15,562,311
                                                               1998        1.245           1.665               6,662,550
                                                               1997        1.023           1.245                 491,869
                                                               1996        1.000           1.023                      --

   MFS Emerging Growth Portfolio (4/97).....................   2005        1.259           1.221                      --
                                                               2004        1.132           1.259              11,721,289
                                                               2003        0.889           1.132              13,007,533
                                                               2002        1.371           0.889              14,219,510
                                                               2001        2.179           1.371              17,469,577
                                                               2000        2.766           2.179              16,347,854
                                                               1999        1.587           2.766              11,222,748
                                                               1998        1.198           1.587               5,891,811
                                                               1997        1.004           1.198                 528,553
                                                               1996        1.000           1.004                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   MFS Mid Cap Growth Portfolio (4/98)......................   2005        0.994           1.010              25,184,582
                                                               2004        0.883           0.994              14,951,676
                                                               2003        0.653           0.883              16,234,877
                                                               2002        1.295           0.653              17,198,804
                                                               2001        1.721           1.295              17,692,810
                                                               2000        1.595           1.721              10,884,619
                                                               1999        0.985           1.595               3,220,420
                                                               1998        1.000           0.985                 696,846

   MFS Total Return Portfolio (5/97)........................   2005        1.765           1.792              34,709,362
                                                               2004        1.606           1.765              40,255,596
                                                               2003        1.397           1.606              42,355,172
                                                               2002        1.496           1.397              42,888,210
                                                               2001        1.517           1.496              38,437,801
                                                               2000        1.319           1.517              29,382,873
                                                               1999        1.303           1.319              27,173,225
                                                               1998        1.183           1.303              16,380,184
                                                               1997        1.000           1.183                 962,287

   Mondrian International Stock Portfolio (5/97)............   2005        1.153           1.245              10,978,822
                                                               2004        1.010           1.153              11,645,822
                                                               2003        0.796           1.010              12,049,553
                                                               2002        0.928           0.796              13,668,745
                                                               2001        1.275           0.928              15,755,872
                                                               2000        1.460           1.275              14,943,761
                                                               1999        1.216           1.460              10,264,070
                                                               1998        1.095           1.216               6,533,760
                                                               1997        1.027           1.095                 849,629
                                                               1996        1.000           1.027                      --

   Strategic Equity Portfolio (6/97)........................   2005        1.403           1.412              16,374,889
                                                               2004        1.291           1.403              19,972,191
                                                               2003        0.988           1.291              22,746,591
                                                               2002        1.508           0.988              25,274,766
                                                               2001        1.765           1.508              31,918,323
                                                               2000        2.189           1.765              32,922,575
                                                               1999        1.679           2.189              25,024,627
                                                               1998        1.319           1.679              13,211,206
                                                               1997        1.037           1.319               1,062,634
                                                               1996        1.000           1.037                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Travelers Quality Bond Portfolio (5/97)..................   2005        1.409           1.412              23,917,150
                                                               2004        1.383           1.409              30,744,474
                                                               2003        1.311           1.383              36,575,985
                                                               2002        1.257           1.311              38,049,778
                                                               2001        1.190           1.257              30,037,629
                                                               2000        1.128           1.190              16,565,402
                                                               1999        1.131           1.128              13,396,194
                                                               1998        1.057           1.131               9,328,606
                                                               1997        1.001           1.057                 378,758
                                                               1996        1.000           1.001                      --

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2005        0.903           0.994              30,287,420
                                                               2004        0.833           0.903              32,536,441
                                                               2003        0.628           0.833              32,805,043
                                                               2002        0.945           0.628              31,569,639
                                                               2001        1.000           0.945              11,974,631

   Smith Barney Large Capitalization Growth                    2005        0.970           1.006               4,321,426
   Portfolio (5/01).........................................   2004        0.980           0.970               4,478,365
                                                               2003        0.673           0.980               4,314,762
                                                               2002        0.908           0.673               2,968,586
                                                               2001        1.000           0.908               1,184,451

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.215           1.247               7,096,647
                                                               2004        1.049           1.215               6,571,850
                                                               2003        0.814           1.049               6,680,549
                                                               2002        1.024           0.814               6,548,811
                                                               2001        1.069           1.024               3,476,351

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2005        0.582           0.618               2,411,253
                                                               2004        0.553           0.582               2,665,643
                                                               2003        0.441           0.553               3,182,408
                                                               2002        0.664           0.441               3,785,426
                                                               2001        0.986           0.664               2,180,793

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/00)           2005        1.019           1.172              14,262,420
                                                               2004        0.897           1.019              10,841,489
                                                               2003        0.710           0.897              10,150,010
                                                               2002        0.796           0.710               9,701,628
                                                               2001        0.923           0.796               8,023,592
                                                               2000        1.000           0.923               3,113,370

   Mid Cap Portfolio -- Service Class 2 (12/00)                2005        1.486           1.729               8,136,691
                                                               2004        1.209           1.486               7,053,117
                                                               2003        0.887           1.209               6,373,888
                                                               2002        0.999           0.887               5,310,526
                                                               2001        1.050           0.999               1,727,443

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Capital Appreciation Fund (4/97).........................   2005        1.851           2.154                  29,855
                                                               2004        1.574           1.851                  31,319
                                                               2003        1.280           1.574                  37,316
                                                               2002        1.737           1.280                  40,937
                                                               2001        1.000           1.737                  53,852

   Money Market Portfolio (7/97)............................   2005        1.166           1.180                   2,718
                                                               2004        1.173           1.166                   2,721
                                                               2003        1.182           1.173                   6,947
                                                               2002        1.185           1.182                      --
                                                               2001        1.000           1.185                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........   2005        0.663           0.689                      --
                                                               2004        0.637           0.663                     904
                                                               2003        0.517           0.637                     908
                                                               2002        0.754           0.517                   1,313
                                                               2001        1.000           0.754                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................   2005        0.563           0.636                  21,061
                                                               2004        0.528           0.563                  21,673
                                                               2003        0.435           0.528                  24,603
                                                               2002        0.639           0.435                  35,399
                                                               2001        1.000           0.639                  31,971

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)....   2005        1.186           1.493                      --
                                                               2004        0.964           1.186                      --
                                                               2003        0.686           0.964                   1,272
                                                               2002        0.788           0.686                   1,211
                                                               2001        1.000           0.788                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........   2005        2.107           2.222                  13,680
                                                               2004        1.630           2.107                  15,208
                                                               2003        1.235           1.630                  27,316

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2002        1.201           1.235                  28,968
                                                               2001        1.000           1.201                  26,587

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/98)...................................................   2005        1.081           1.110                      --
                                                               2004        1.045           1.081                  37,696
                                                               2003        0.876           1.045                  40,814
                                                               2002        1.069           0.876                  46,073
                                                               2001        1.000           1.069                  47,043

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2005        1.235           1.286                  16,137
                                                               2004        1.127           1.235                  16,120
                                                               2003        0.869           1.127                  12,414
                                                               2002        1.092           0.869                  12,139
                                                               2001        1.000           1.092                   2,257

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................   2005        1.415           1.452                      --
                                                               2004        1.322           1.415                      --
                                                               2003        1.078           1.322                      --
                                                               2002        1.328           1.078                      --
                                                               2001        1.000           1.328                      --

   Diversified Strategic Income Portfolio (6/97)............   2005        1.354           1.367                      --
                                                               2004        1.289           1.354                      --
                                                               2003        1.172           1.289                      --
                                                               2002        1.136           1.172                      --
                                                               2001        1.000           1.136                      --

   Equity Index Portfolio -- Class II Shares (6/99).........   2005        0.882           0.905                  55,348
                                                               2004        0.813           0.882                  57,471
                                                               2003        0.647           0.813                  59,532
                                                               2002        0.847           0.647                  59,536
                                                               2001        1.000           0.847                  56,525

   Fundamental Value Portfolio (5/98).......................   2005        1.429           1.474                      --
                                                               2004        1.342           1.429                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Fundamental Value Portfolio  (continued).................   2003        0.984           1.342                      --
                                                               2002        1.270           0.984                      --
                                                               2001        1.000           1.270                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        0.997           1.056                 255,617
                                                               2004        0.935           0.997                 253,885
                                                               2003        0.836           0.935                 258,345
                                                               2002        0.910           0.836                 349,207
                                                               2001        1.000           0.910                 334,095

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.900           0.995                   2,595
                                                               2004        0.801           0.900                   2,739
                                                               2003        0.645           0.801                   9,514
                                                               2002        0.930           0.645                   9,514
                                                               2001        1.000           0.930                   9,514

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.344           0.377                      --
                                                               2004        0.347           0.344                      --
                                                               2003        0.241           0.347                      --
                                                               2002        0.414           0.241                      --
                                                               2001        1.000           0.414                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.557           0.578                 147,388
                                                               2004        0.541           0.557                 160,200
                                                               2003        0.444           0.541                 175,769
                                                               2002        0.608           0.444                 178,641
                                                               2001        1.000           0.608                 259,969

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.204           1.214                  17,346
                                                               2004        1.167           1.204                  17,348
                                                               2003        1.129           1.167                   4,633
                                                               2002        1.051           1.129                   3,948
                                                               2001        1.000           1.051                 289,359

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.767           0.810                      --
                                                               2004        0.725           0.767                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2003        0.558           0.725                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.003           1.108                   2,729
                                                               2004        0.877           1.003                   2,729
                                                               2003        0.694           0.877                   2,729
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2005        1.642           1.682                 158,785
                                                               2004        1.541           1.642                 208,469
                                                               2003        1.126           1.541                 166,575
                                                               2002        1.527           1.126                 164,831
                                                               2001        1.000           1.527                 133,745

   Investors Fund -- Class I (6/98).........................   2005        1.301           1.364                 283,213
                                                               2004        1.198           1.301                 327,409
                                                               2003        0.920           1.198                 333,678
                                                               2002        1.214           0.920                 340,212
                                                               2001        1.000           1.214                 197,379

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)................   2005        0.587           0.628                 132,550
                                                               2004        0.560           0.587                  30,876
                                                               2003        0.440           0.560                      --
                                                               2002        0.587           0.440                      --
                                                               2001        1.000           0.587                      --

   Convertible Securities Portfolio (5/98)..................   2005        1.509           1.490                  19,671
                                                               2004        1.442           1.509                  22,919
                                                               2003        1.161           1.442                  29,525
                                                               2002        1.268           1.161                  28,571
                                                               2001        1.000           1.268                  25,172

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2005        2.130           2.357                   2,435
                                                               2004        1.859           2.130                   2,610

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   Disciplined Mid Cap Stock Portfolio  (continued).........   2003        1.412           1.859                  12,035
                                                               2002        1.675           1.412                  12,327
                                                               2001        1.000           1.675                  11,704

   Equity Income Portfolio (5/97)...........................   2005        1.796           1.847                 196,100
                                                               2004        1.661           1.796                 109,068
                                                               2003        1.287           1.661                  74,811
                                                               2002        1.519           1.287                  64,328
                                                               2001        1.000           1.519                  89,211

   Federated High Yield Portfolio (5/97)....................   2005        1.453           1.466                  53,248
                                                               2004        1.337           1.453                  56,020
                                                               2003        1.110           1.337                  32,777
                                                               2002        1.088           1.110                  19,150
                                                               2001        1.000           1.088                  19,686

   Federated Stock Portfolio (5/97).........................   2005        1.724           1.787                   1,588
                                                               2004        1.585           1.724                   1,590
                                                               2003        1.262           1.585                   1,592
                                                               2002        1.589           1.262                      --
                                                               2001        1.000           1.589                      --

   Large Cap Portfolio (6/97)...............................   2005        1.424           1.523                 151,394
                                                               2004        1.358           1.424                 121,374
                                                               2003        1.107           1.358                 108,069
                                                               2002        1.457           1.107                 108,235
                                                               2001        1.000           1.457                 138,251

   MFS Emerging Growth Portfolio (4/97).....................   2005        1.249           1.212                      --
                                                               2004        1.126           1.249                      --
                                                               2003        0.886           1.126                      --
                                                               2002        1.369           0.886                      --
                                                               2001        1.000           1.369                      --

   MFS Mid Cap Growth Portfolio (4/98)......................   2005        0.986           1.000                   5,030
                                                               2004        0.878           0.986                   4,998
                                                               2003        0.651           0.878                   2,891
                                                               2002        1.293           0.651                   4,108
                                                               2001        1.000           1.293                   3,615

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
   MFS Total Return Portfolio (5/97)........................   2005        1.752           1.775                 380,398
                                                               2004        1.597           1.752                 258,177
                                                               2003        1.392           1.597                  65,016
                                                               2002        1.493           1.392                  46,137
                                                               2001        1.000           1.493                 139,865

   Mondrian International Stock Portfolio (5/97)............   2005        1.144           1.233                   1,181
                                                               2004        1.004           1.144                   1,184
                                                               2003        0.793           1.004                   1,258
                                                               2002        0.926           0.793                   1,301
                                                               2001        1.000           0.926                      --

   Strategic Equity Portfolio (6/97)........................   2005        1.393           1.399                   2,369
                                                               2004        1.284           1.393                   2,371
                                                               2003        0.984           1.284                   2,373
                                                               2002        1.506           0.984                      --
                                                               2001        1.000           1.506                      --

   Travelers Quality Bond Portfolio (5/97)..................   2005        1.398           1.399                  52,713
                                                               2004        1.376           1.398                  53,614
                                                               2003        1.306           1.376                  72,206
                                                               2002        1.255           1.306                  89,378
                                                               2001        1.000           1.255                  34,750

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2005        0.896           0.985                      --
                                                               2004        0.828           0.896                      --
                                                               2003        0.626           0.828                      --
                                                               2002        0.944           0.626                      --
                                                               2001        1.000           0.944                   2,000

   Smith Barney Large Capitalization Growth Portfolio
   (5/01)...................................................   2005        0.962           0.997                      --
                                                               2004        0.975           0.962                      --
                                                               2003        0.671           0.975                      --
                                                               2002        0.906           0.671                      --
                                                               2001        1.000           0.906                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.206           1.235               1,538,394
                                                               2004        1.043           1.206               1,249,226
                                                               2003        0.811           1.043                 523,532
                                                               2002        1.023           0.811                 511,591
                                                               2001        1.000           1.023                 554,533

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2005        0.578           0.612                 585,109
                                                               2004        0.550           0.578                 526,243
                                                               2003        0.440           0.550                 240,400
                                                               2002        0.663           0.440                 204,548
                                                               2001        1.000           0.663                 196,322

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2005        1.011           1.161               1,099,324
                                                               2004        0.892           1.011                 690,781
                                                               2003        0.707           0.892                 228,413
                                                               2002        0.795           0.707                 173,492
                                                               2001        1.000           0.795                  67,791

   Mid Cap Portfolio -- Service Class 2 (12/00).............   2005        1.475           1.713                 731,573
                                                               2004        1.202           1.475                 514,700
                                                               2003        0.883           1.202                  74,976
                                                               2002        0.998           0.883                  99,631
                                                               2001        1.000           0.998                   4,842

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by The Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by The Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by The Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

The Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

The Putnam Variable Trust: Putnam VT Discovery Growth Funds -- Class IB Shares is no longer available to new contract owners.

The Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE         OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  ---------------    ---------------
   Capital Appreciation Fund (12/96)........................   2005        1.865           2.174              26,239,910
                                                               2004        1.583           1.865              30,543,833
                                                               2003        1.285           1.583              36,644,254
                                                               2002        1.739           1.285              42,632,320
                                                               2001        2.387           1.739              53,418,968
                                                               2000        3.098           2.387              61,812,417
                                                               1999        2.046           3.098              46,942,401
                                                               1998        1.283           2.046              23,010,432
                                                               1997        1.032           1.283               6,344,051
                                                               1996        1.000           1.032                  29,824

   Money Market Portfolio (2/97)............................   2005        1.175           1.192              14,747,554
                                                               2004        1.179           1.175              17,581,926
                                                               2003        1.187           1.179              25,972,691
                                                               2002        1.187           1.187              50,704,937
                                                               2001        1.160           1.187              58,256,805
                                                               2000        1.107           1.160              34,878,359
                                                               1999        1.070           1.107              37,736,754
                                                               1998        1.033           1.070              16,762,447
                                                               1997        1.000           1.033               5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/00)..........  2005        0.668           0.696               2,974,765
                                                               2004        0.640           0.668               3,612,300
                                                               2003        0.519           0.640               4,493,863
                                                               2002        0.755           0.519               4,949,369
                                                               2001        0.875           0.755               3,727,475
                                                               2000        1.000           0.875                 391,818

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (5/00)...........................................   2005        0.567           0.642               9,939,928
                                                               2004        0.531           0.567              12,239,636
                                                               2003        0.436           0.531              14,926,739
                                                               2002        0.640           0.436              17,729,828
                                                               2001        0.786           0.640              18,982,017
                                                               2000        1.000           0.786              13,647,974

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)....   2005        1.195           1.507               3,989,820
                                                               2004        0.970           1.195               4,140,741
                                                               2003        0.688           0.970               4,224,247
                                                               2002        0.789           0.688               4,787,661
                                                               2001        0.886           0.789               4,624,645
                                                               2000        1.313           0.886               4,854,365
                                                               1999        0.734           1.313               2,521,807
                                                               1998        1.000           0.734                 780,839

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98).........  2005        2.123           2.244               3,700,875
                                                               2004        1.639           2.123               4,313,846
                                                               2003        1.240           1.639               4,738,305
                                                               2002        1.203           1.240               4,376,831
                                                               2001        1.121           1.203               2,866,778
                                                               2000        0.866           1.121               2,273,183
                                                               1999        0.901           0.866               1,280,359
                                                               1998        1.000           0.901                 632,612

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (4/98)............................................   2005        1.089           1.121               6,601,579
                                                               2004        1.051           1.089               7,863,571
                                                               2003        0.880           1.051               9,516,917
                                                               2002        1.071           0.880              10,611,490
                                                               2001        1.198           1.071              11,636,949
                                                               2000        1.223           1.198              12,271,080
                                                               1999        1.112           1.223              10,488,399
                                                               1998        1.000           1.112               2,833,960

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................   2005        1.244           1.298              14,545,290
                                                               2004        1.133           1.244              16,707,910
                                                               2003        0.872           1.133              19,034,774
                                                               2002        1.094           0.872              19,868,161
                                                               2001        1.182           1.094              19,065,688
                                                               2000        1.058           1.182              13,636,390
                                                               1999        0.871           1.058               7,815,322
                                                               1998        1.000           0.871               3,051,249

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................   2005        1.426           1.466              18,677,562
                                                               2004        1.329           1.426              22,475,470
                                                               2003        1.082           1.329              24,491,554
                                                               2002        1.330           1.082              25,634,852
                                                               2001        1.405           1.330              26,819,131
                                                               2000        1.431           1.405              26,294,804
                                                               1999        1.283           1.431              24,225,208
                                                               1998        1.092           1.283              16,532,767
                                                               1997        1.000           1.092               5,241,524
                                                               1997        1.000           1.000                      --
                                                               1996        1.000           1.000                      --

   Diversified Strategic Income Portfolio (6/97)............   2005        1.364           1.380              11,553,739
                                                               2004        1.296           1.364              14,607,172
                                                               2003        1.176           1.296              17,617,282
                                                               2002        1.138           1.176              20,071,954
                                                               2001        1.118           1.138              24,186,665
                                                               2000        1.103           1.118              24,931,049
                                                               1999        1.100           1.103              28,198,595
                                                               1998        1.048           1.100              24,838,532
                                                               1997        1.000           1.048               5,444,154

   Equity Index Portfolio -- Class II Shares (5/99).........   2005        0.889           0.914              12,831,498
                                                               2004        0.818           0.889              15,207,948
                                                               2003        0.649           0.818              17,162,302
                                                               2002        0.848           0.649              16,724,050
                                                               2001        0.982           0.848              16,104,947
                                                               2000        1.098           0.982              10,807,508
                                                               1999        1.000           1.098               3,460,443

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
   Fundamental Value Portfolio (5/98).......................   2005        1.440           1.488              17,545,007
                                                               2004        1.350           1.440              20,539,275
                                                               2003        0.987           1.350              21,769,927
                                                               2002        1.272           0.987              22,295,734
                                                               2001        1.362           1.272              18,253,433
                                                               2000        1.146           1.362               8,558,759
                                                               1999        0.953           1.146               4,963,010
                                                               1998        1.000           0.953               1,281,704

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.004           1.066              12,042,861
                                                               2004        0.941           1.004              13,862,916
                                                               2003        0.839           0.941              15,303,712
                                                               2002        0.911           0.839              15,615,585
                                                               2001        0.972           0.911              12,635,819
                                                               2000        1.000           0.972               5,246,201

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.907           1.004               1,704,134
                                                               2004        0.805           0.907               2,091,607
                                                               2003        0.647           0.805               2,239,125
                                                               2002        0.931           0.647               2,609,664
                                                               2001        1.135           0.931               3,200,999
                                                               2000        1.000           1.135               2,447,663

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.346           0.381               5,033,907
                                                               2004        0.349           0.346               6,578,130
                                                               2003        0.242           0.349               7,245,233
                                                               2002        0.415           0.242               7,815,420
                                                               2001        0.672           0.415               9,044,726
                                                               2000        1.000           0.672               7,604,465

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.561           0.584              13,400,923
                                                               2004        0.544           0.561              16,410,151
                                                               2003        0.446           0.544              19,761,719
                                                               2002        0.609           0.446              22,039,418
                                                               2001        0.798           0.609              22,841,930
                                                               2000        1.000           0.798              13,421,744

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226              16,153,210
                                                               2004        1.173           1.213              17,085,956
                                                               2003        1.132           1.173              20,011,288
                                                               2002        1.053           1.132              23,164,168
                                                               2001        1.000           1.053               5,336,214

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (7/01)............................................   2005        0.773           0.817                 308,563
                                                               2004        0.728           0.773                 376,752
                                                               2003        0.560           0.728                 449,770
                                                               2002        0.806           0.560                 392,679
                                                               2001        1.000           0.806                 154,441

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.011           1.118               1,945,112
                                                               2004        0.882           1.011               1,744,100
                                                               2003        0.696           0.882               2,150,730
                                                               2002        0.857           0.696               2,571,497
                                                               2001        1.000           0.857                 999,717

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2005        1.655           1.698              12,540,421
                                                               2004        1.549           1.655              14,334,230
                                                               2003        1.130           1.549              14,439,056
                                                               2002        1.529           1.130              14,322,306
                                                               2001        1.522           1.529              12,398,140

   Investors Fund -- Class I (4/98).........................   2005        1.311           1.377              14,063,167
                                                               2004        1.204           1.311              16,356,631
                                                               2003        0.923           1.204              18,163,714
                                                               2002        1.216           0.923              19,758,109
                                                               2001        1.287           1.216              19,646,073
                                                               2000        1.132           1.287              12,889,045
                                                               1999        1.029           1.132               8,670,638
                                                               1998        1.000           1.029               3,232,444

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)...............   2005        0.591           0.634               2,770,233
                                                               2004        0.563           0.591               2,955,522
                                                               2003        0.442           0.563               3,054,095
                                                               2002        0.588           0.442               2,972,707
                                                               2001        0.783           0.588               2,101,669
                                                               2000        1.000           0.783                 755,807

   Convertible Securities Portfolio (5/98)..................   2005        1.520           1.504               8,757,633
                                                               2004        1.450           1.520              10,573,736
                                                               2003        1.165           1.450              10,930,899
                                                               2002        1.270           1.165              12,056,558
                                                               2001        1.299           1.270              12,986,021
                                                               2000        1.170           1.299               7,553,759
                                                               1999        1.000           1.170               2,431,429
                                                               1998        1.000           1.000                 414,907

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2005        2.146           2.380               5,986,220
                                                               2004        1.869           2.146               7,389,340
                                                               2003        1.417           1.869               8,080,624
                                                               2002        1.677           1.417               8,864,245
                                                               2001        1.773           1.677               8,489,614
                                                               2000        1.541           1.773               8,454,275
                                                               1999        1.377           1.541               6,716,626
                                                               1998        1.195           1.377               5,142,990
                                                               1997        1.000           1.195               1,668,733

   Equity Income Portfolio (12/96)..........................   2005        1.810           1.864              23,418,224
                                                               2004        1.670           1.810              28,399,295
                                                               2003        1.291           1.670              31,475,807
                                                               2002        1.521           1.291              34,045,455
                                                               2001        1.652           1.521              37,812,927
                                                               2000        1.535           1.652              37,849,058
                                                               1999        1.484           1.535              35,687,217
                                                               1998        1.339           1.484              25,733,333
                                                               1997        1.026           1.339               6,719,150
                                                               1996        1.000           1.026                  30,196

   Federated High Yield Portfolio (1/97)....................   2005        1.464           1.480              11,404,495
                                                               2004        1.345           1.464              14,387,685

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
Federated High Yield Portfolio  (continued)..............      2003        1.114           1.345              17,386,355
                                                               2002        1.089           1.114              17,451,078
                                                               2001        1.084           1.089              18,647,220
                                                               2000        1.196           1.084              19,736,049
                                                               1999        1.177           1.196              22,260,856
                                                               1998        1.140           1.177              18,811,555
                                                               1997        1.000           1.140               4,566,993

Federated Stock Portfolio (1/97).........................      2005        1.737           1.804               6,419,270
                                                               2004        1.593           1.737               8,023,109
                                                               2003        1.266           1.593               9,198,349
                                                               2002        1.592           1.266              10,773,188
                                                               2001        1.588           1.592              12,221,263
                                                               2000        1.552           1.588              13,157,332
                                                               1999        1.494           1.552              14,406,177
                                                               1998        1.285           1.494              11,892,034
                                                               1997        1.000           1.285               3,816,999

Large Cap Portfolio (12/96)..............................      2005        1.435           1.538              16,715,712
                                                               2004        1.366           1.435              20,122,965
                                                               2003        1.111           1.366              23,324,386
                                                               2002        1.459           1.111              27,040,871
                                                               2001        1.790           1.459              31,933,410
                                                               2000        2.123           1.790              34,231,282
                                                               1999        1.665           2.123              28,051,763
                                                               1998        1.245           1.665              15,040,703
                                                               1997        1.023           1.245               4,815,858
                                                               1996        1.000           1.023                   7,800

MFS Emerging Growth Portfolio (12/96)....................      2005        1.259           1.221                      --
                                                               2004        1.132           1.259              15,867,536
                                                               2003        0.889           1.132              18,275,885
                                                               2002        1.371           0.889              20,932,892
                                                               2001        2.179           1.371              25,825,528
                                                               2000        2.766           2.179              29,190,353
                                                               1999        1.587           2.766              22,881,721
                                                               1998        1.198           1.587              15,538,984
                                                               1997        1.004           1.198               4,218,974
                                                               1996        1.000           1.004                  31,886

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
MFS Mid Cap Growth Portfolio (4/98)......................      2005        0.994           1.010              27,403,205
                                                               2004        0.883           0.994              12,380,637
                                                               2003        0.653           0.883              14,200,226
                                                               2002        1.295           0.653              14,799,098
                                                               2001        1.721           1.295              16,854,809
                                                               2000        1.595           1.721              14,558,647
                                                               1999        0.985           1.595               4,760,902
                                                               1998        1.000           0.985                 965,761

MFS Total Return Portfolio (1/97)........................      2005        1.765           1.792              42,204,461
                                                               2004        1.606           1.765              47,789,684
                                                               2003        1.397           1.606              53,094,881
                                                               2002        1.496           1.397              56,762,863
                                                               2001        1.517           1.496              58,954,968
                                                               2000        1.319           1.517              53,326,538
                                                               1999        1.303           1.319              54,290,552
                                                               1998        1.183           1.303              42,017,841
                                                               1997        1.000           1.183               9,959,634

Mondrian International Stock Portfolio (12/96)...........      2005        1.153           1.245              17,891,801
                                                               2004        1.010           1.153              20,542,498
                                                               2003        0.796           1.010              22,629,357
                                                               2002        0.928           0.796              26,634,479
                                                               2001        1.275           0.928              31,145,128
                                                               2000        1.460           1.275              30,394,514
                                                               1999        1.216           1.460              25,226,349
                                                               1998        1.095           1.216              17,270,810
                                                               1997        1.027           1.095               5,694,288
                                                               1996        1.000           1.027                   5,702

Strategic Equity Portfolio (12/96).......................      2005        1.403           1.412              24,707,241
                                                               2004        1.291           1.403              29,314,349
                                                               2003        0.988           1.291              34,083,675
                                                               2002        1.508           0.988              39,829,841
                                                               2001        1.765           1.508              49,964,273
                                                               2000        2.189           1.765              55,775,319
                                                               1999        1.679           2.189              47,167,905
                                                               1998        1.319           1.679              31,011,054
                                                               1997        1.037           1.319               8,259,362
                                                               1996        1.000           1.037                   2,250

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
   Travelers Quality Bond Portfolio (12/96).................   2005        1.409           1.412              20,273,723
                                                               2004        1.383           1.409              23,570,906
                                                               2003        1.311           1.383              28,033,537
                                                               2002        1.257           1.311              32,768,047
                                                               2001        1.190           1.257              35,205,769
                                                               2000        1.128           1.190              26,960,877
                                                               1999        1.131           1.128              26,069,226
                                                               1998        1.057           1.131              15,435,236
                                                               1997        1.001           1.057               3,137,736
                                                               1996        1.000           1.001                  95,203

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2005        0.903           0.994              13,541,443
                                                               2004        0.833           0.903              15,485,990
                                                               2003        0.628           0.833              16,612,602
                                                               2002        0.945           0.628              14,029,960
                                                               2001        1.000           0.945               6,698,010

   Smith Barney Large Capitalization Growth
   Portfolio (5/01).........................................   2005        0.970           1.006               4,746,576
                                                               2004        0.980           0.970               5,371,235
                                                               2003        0.673           0.980               5,913,451
                                                               2002        0.908           0.673               2,882,803
                                                               2001        1.000           0.908                 928,528

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.215           1.247              13,425,577
                                                               2004        1.049           1.215              13,686,038
                                                               2003        0.814           1.049              13,579,574
                                                               2002        1.024           0.814              13,051,055
                                                               2001        1.069           1.024               8,766,086

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2005        0.582           0.618               4,942,343
                                                               2004        0.553           0.582               5,149,205
                                                               2003        0.441           0.553               5,527,661
                                                               2002        0.664           0.441               6,091,660
                                                               2001        0.986           0.664               4,736,674

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio  - Service Class 2 (5/00)........   2005        1.019           1.172              14,943,854
                                                               2004        0.897           1.019              13,917,723
                                                               2003        0.710           0.897              12,297,582
                                                               2002        0.796           0.710              10,767,860
                                                               2001        1.050           0.796               8,215,904

   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2005        1.486           1.729               7,176,700
                                                               2004        1.209           1.486               6,512,470
                                                               2003        0.887           1.209               5,739,048
                                                               2002        0.999           0.887               4,832,433
                                                               2001        1.050           0.999               1,308,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
   Capital Appreciation Fund (12/96)........................   2005        1.851           2.154                 176,886
                                                               2004        1.574           1.851                 196,986
                                                               2003        1.280           1.574                 255,779
                                                               2002        1.737           1.280                 270,019
                                                               2001        1.000           1.737                 336,154

   Money Market Portfolio (2/97)............................   2005        1.166           1.180                 354,503
                                                               2004        1.173           1.166                 355,009
                                                               2003        1.182           1.173                 436,377
                                                               2002        1.185           1.182                 496,277
                                                               2001        1.000           1.185                 360,510

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/00).........   2005        0.663           0.689                 153,812
                                                               2004        0.637           0.663                 157,758
                                                               2003        0.517           0.637                 372,497
                                                               2002        0.754           0.517                 357,964
                                                               2001        1.000           0.754                 241,521

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (5/00)...........................................   2005        0.563           0.636                 339,022
                                                               2004        0.528           0.563                 343,123
                                                               2003        0.435           0.528                 503,143
                                                               2002        0.639           0.435                 661,958
                                                               2001        1.000           0.639                 324,584

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)....   2005        1.186           1.493                  29,503
                                                               2004        0.964           1.186                  20,143
                                                               2003        0.686           0.964                  23,822
                                                               2002        0.788           0.686                  22,508
                                                               2001        1.000           0.788                  20,143

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........   2005        2.107           2.222                  93,753
                                                               2004        1.630           2.107                 126,020
                                                               2003        1.235           1.630                 161,641

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2002        1.201           1.235                 140,640
                                                               2001        1.000           1.201                  50,526

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (4/98)............................................   2005        1.081           1.110                  94,383
                                                               2004        1.045           1.081                 259,373
                                                               2003        0.876           1.045                 381,457
                                                               2002        1.069           0.876                 371,768
                                                               2001        1.000           1.069                 336,104

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................   2005        1.235           1.286                 224,827
                                                               2004        1.127           1.235                 348,659
                                                               2003        0.869           1.127                 381,440
                                                               2002        1.092           0.869                 379,872
                                                               2001        1.000           1.092                  96,701

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................   2005        1.415           1.452                 279,998
                                                               2004        1.322           1.415                 297,701
                                                               2003        1.078           1.322                 358,622
                                                               2002        1.328           1.078                 342,651
                                                               2001        1.000           1.328                  73,102

   Diversified Strategic Income Portfolio (6/97)............   2005        1.354           1.367                      --
                                                               2004        1.289           1.354                      --
                                                               2003        1.172           1.289                      --
                                                               2002        1.136           1.172                   6,840
                                                               2001        1.000           1.136                   6,846

   Equity Index Portfolio -- Class II Shares (5/99).........   2005        0.882           0.905                 493,510
                                                               2004        0.813           0.882                 534,259
                                                               2003        0.647           0.813                 524,644
                                                               2002        0.847           0.647                 503,511
                                                               2001        1.000           0.847                 422,599

   Fundamental Value Portfolio (5/98).......................   2005        1.429           1.474                 747,950
                                                               2004        1.342           1.429                 807,115

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
   Fundamental Value Portfolio  (continued).................   2003        0.984           1.342                 872,760
                                                               2002        1.270           0.984                 792,140
                                                               2001        1.000           1.270                 230,090

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        0.997           1.056               1,560,916
                                                               2004        0.935           0.997               1,878,827
                                                               2003        0.836           0.935               1,994,391
                                                               2002        0.910           0.836               1,889,750
                                                               2001        1.000           0.910               1,393,717

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.900           0.995                  40,175
                                                               2004        0.801           0.900                  41,391
                                                               2003        0.645           0.801                 121,635
                                                               2002        0.930           0.645                 146,706
                                                               2001        1.000           0.930                  95,078

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.344           0.377                 138,574
                                                               2004        0.347           0.344                 138,753
                                                               2003        0.241           0.347                 381,740
                                                               2002        0.414           0.241                 387,276
                                                               2001        1.000           0.414                 175,237

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.557           0.578               1,804,628
                                                               2004        0.541           0.557               1,998,456
                                                               2003        0.444           0.541               2,077,643
                                                               2002        0.608           0.444               2,427,740
                                                               2001        1.000           0.608               2,406,047

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.204           1.214                 375,687
                                                               2004        1.167           1.204                 465,728
                                                               2003        1.129           1.167                 524,472
                                                               2002        1.051           1.129                 604,082
                                                               2001        1.000           1.051                 103,986

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (7/01)............................................   2005        0.767           0.810                   5,850
                                                               2004        0.725           0.767                   5,858

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2003        0.558           0.725                   5,868
                                                               2002        0.805           0.558                  89,067
                                                               2001        1.000           0.805                   7,226

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.003           1.108                 113,235
                                                               2004        0.877           1.003                  76,088
                                                               2003        0.694           0.877                  94,763
                                                               2002        0.856           0.694                  74,910
                                                               2001        1.000           0.856                  24,093

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2005        1.642           1.682               1,517,564
                                                               2004        1.541           1.642               1,977,712
                                                               2003        1.126           1.541               1,992,931
                                                               2002        1.527           1.126               1,870,724
                                                               2001        1.000           1.527               1,558,759

   Investors Fund -- Class I (4/98).........................   2005        1.301           1.364                 841,876
                                                               2004        1.198           1.301               1,246,041
                                                               2003        0.920           1.198               1,357,363
                                                               2002        1.214           0.920               1,382,902
                                                               2001        1.000           1.214               1,037,329

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)...............   2005        0.587           0.628                  53,710
                                                               2004        0.560           0.587                 110,868
                                                               2003        0.440           0.560                  90,841
                                                               2002        0.587           0.440                  71,936
                                                               2001        1.000           0.587                      --

   Convertible Securities Portfolio (5/98)..................   2005        1.509           1.490                 256,709
                                                               2004        1.442           1.509                 256,429
                                                               2003        1.161           1.442                 408,955
                                                               2002        1.268           1.161                 484,977
                                                               2001        1.000           1.268                 279,787

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2005        2.130           2.357                 162,180
                                                               2004        1.859           2.130                 128,132

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
---------------------------------------------------------     -------  --------------  --------------     ---------------
Disciplined Mid Cap Stock Portfolio (continued)..........      2003        1.412           1.859                 129,069
                                                               2002        1.675           1.412                 115,579
                                                               2001        1.000           1.675                  60,704

Equity Income Portfolio (12/96)..........................      2005        1.796           1.847               2,679,097
                                                               2004        1.661           1.796               2,862,543
                                                               2003        1.287           1.661               2,428,341
                                                               2002        1.519           1.287               1,313,576
                                                               2001        1.000           1.519                 841,328

Federated High Yield Portfolio (1/97)....................      2005        1.453           1.466                 224,395
                                                               2004        1.337           1.453                 230,345
                                                               2003        1.110           1.337                 249,967
                                                               2002        1.088           1.110                 223,221
                                                               2001        1.000           1.088                 142,360

Federated Stock Portfolio (1/97).........................      2005        1.724           1.787                  36,744
                                                               2004        1.585           1.724                  42,108
                                                               2003        1.262           1.585                  71,119
                                                               2002        1.589           1.262                  58,964
                                                               2001        1.000           1.589                  49,959

Large Cap Portfolio (12/96)..............................      2005        1.424           1.523               2,173,741
                                                               2004        1.358           1.424               2,272,925
                                                               2003        1.107           1.358               2,003,732
                                                               2002        1.457           1.107                 697,276
                                                               2001        1.000           1.457                 580,647

MFS Emerging Growth Portfolio (12/96)....................      2005        1.249           1.212                      --
                                                               2004        1.126           1.249                  87,565
                                                               2003        0.886           1.126                  87,948
                                                               2002        1.369           0.886                  92,230
                                                               2001        1.000           1.369                  89,035

MFS Mid Cap Growth Portfolio (4/98)......................      2005        0.986           1.000                 266,093
                                                               2004        0.878           0.986                 292,440
                                                               2003        0.651           0.878                 348,775
                                                               2002        1.293           0.651                 359,238
                                                               2001        1.000           1.293                  72,577

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
   MFS Total Return Portfolio (1/97)........................   2005        1.752           1.775                 910,507
                                                               2004        1.597           1.752                 977,824
                                                               2003        1.392           1.597               1,004,603
                                                               2002        1.493           1.392                 892,719
                                                               2001        1.000           1.493                 354,027

   Mondrian International Stock Portfolio (12/96)...........   2005        1.144           1.233                 114,840
                                                               2004        1.004           1.144                 108,573
                                                               2003        0.793           1.004                 109,047
                                                               2002        0.926           0.793                  91,836
                                                               2001        1.000           0.926                  31,327

   Strategic Equity Portfolio (12/96).......................   2005        1.393           1.399                  93,671
                                                               2004        1.284           1.393                 156,213
                                                               2003        0.984           1.284                 176,023
                                                               2002        1.506           0.984                 182,286
                                                               2001        1.000           1.506                 118,014

   Travelers Quality Bond Portfolio (12/96).................   2005        1.398           1.399                 388,238
                                                               2004        1.376           1.398                 547,242
                                                               2003        1.306           1.376                 579,498
                                                               2002        1.255           1.306                 567,356
                                                               2001        1.000           1.255                  84,704

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2005        0.896           0.985                 978,542
                                                               2004        0.828           0.896               1,146,029
                                                               2003        0.626           0.828               1,190,396
                                                               2002        0.944           0.626               1,079,754
                                                               2001        1.000           0.944                 149,550

   Smith Barney Large Capitalization Growth
   Portfolio (5/01).........................................   2005        0.962           0.997                  67,385
                                                               2004        0.975           0.962                  70,016
                                                               2003        0.671           0.975                  65,037
                                                               2002        0.906           0.671                  42,977
                                                               2001        1.000           0.906                  11,243

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE        OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR        AT END OF YEAR       END OF YEAR
------------------------------------------------------------  -------  --------------  --------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)               2005        1.206           1.235               7,572,323
                                                               2004        1.043           1.206               7,975,332
                                                               2003        0.811           1.043               7,388,884
                                                               2002        1.023           0.811               7,429,824
                                                               2001        1.000           1.023               5,630,049

   Emerging Growth Portfolio -- Class II Shares (12/00)        2005        0.578           0.612               2,913,754
                                                               2004        0.550           0.578               3,291,086
                                                               2003        0.440           0.550               3,887,086
                                                               2002        0.663           0.440               3,634,609
                                                               2001        1.000           0.663               2,877,751

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/00)           2005        1.011           1.161               4,280,283
                                                               2004        0.892           1.011               3,647,076
                                                               2003        0.707           0.892               2,833,494
                                                               2002        0.795           0.707               1,448,191
                                                               2001        1.000           0.795                 812,432

   Mid Cap Portfolio -- Service Class 2 (1/01)                 2005        1.475           1.713               1,536,520
                                                               2004        1.202           1.475               1,257,903
                                                               2003        0.883           1.202               1,033,765
                                                               2002        0.998           0.883                 645,680
                                                               2001        1.000           0.998                 422,120

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by The Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by The Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by The Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

The Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

The Putnam Variable Trust: Putnam VT Discovery Growth Funds -- Class IB Shares is no longer available to new contract owners.

The Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Registered Public Accounting Firm Condensed Financial Information
                              Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-06-07-10-11, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-06-07-10-11.

Name: __________________________________________

Address: _______________________________________

CHECK BOX:

[ ] MIC-Book-06-07-10-11

[ ] MLAC-Book-06-07-10-11

Book 07                                                              May 1, 2006

                      PREMIER ADVISERS ANNUITY PROSPECTUS:

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes PREMIER ADVISERS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

JANUS ASPEN SERIES (SERVICE SHARES)                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
   Forty Portfolio                                                      Emerging Markets Equity Portfolio
   Mid Cap Value Portfolio                                              Equity Growth Portfolio
   Worldwide Growth Portfolio                                           Global Value Equity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+              Mid Cap Growth Portfolio
   Legg Mason Partners Variable All Cap Portfolio+                      U.S. Mid Cap Value Portfolio
   Legg Mason Partners Variable High Yield Bond Portfolio+              U.S. Real Estate Securities Portfolio
   Legg Mason Partners Variable Investors Portfolio+                    Value Portfolio
   Legg Mason Partners Variable Small Cap Growth Portfolio+          VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
   Legg Mason Partners Variable Strategic Bond Portfolio+               Comstock Portfolio
METROPOLITAN SERIES FUND, INC.                                          Emerging Growth Portfolio
   BlackRock Money Market Portfolio -- Class A+                         Enterprise Portfolio
   FI Large Cap Portfolio -- Class A+                                   Government Portfolio
   FI Value Leaders Portfolio -- Class D+                               Growth and Income Portfolio
   MFS Total Return Portfolio -- Class F+                            VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                                        VIP Contrafund(R) Portfolio
                                                                        VIP Mid Cap Portfolio

--------------
+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT -- The Variable Funding Options" for more information.

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract is not offered to new purchasers.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary........................................................      3
Summary.........................................................      5
Fee Table.......................................................      8
Condensed Financial Information.................................     11
The Annuity Contract............................................     11
   Contract Owner Inquiries.....................................     12
   Purchase Payments............................................     12
   Accumulation Units...........................................     12
   The Variable Funding Options.................................     13
The Fixed Account...............................................     16
Charges and Deductions..........................................     16
   General......................................................     16
   Withdrawal Charge............................................     17
   Free Withdrawal Allowance....................................     18
   Administrative Charges.......................................     18
   Mortality and Expense Risk Charge............................     18
   Variable Liquidity Benefit Charge............................     18
   Variable Funding Option Expenses.............................     19
   Premium Tax..................................................     19
   Changes in Taxes Based Upon Premium or Value.................     19
Transfers.......................................................     19
   Market Timing/Excessive Trading..............................     19
   Dollar Cost Averaging........................................     21
Access to Your Money............................................     22
   Systematic Withdrawals.......................................     22
   Loans........................................................     22
Ownership Provisions............................................     23
   Types of Ownership...........................................     23
     Contract Owner.............................................     23
     Beneficiary................................................     23
     Annuitant..................................................     23
Death Benefit...................................................     24
   Death Proceeds before the Maturity Date......................     24
   Payment of Proceeds..........................................     25
   Beneficiary Contract Continuance.............................     26
   Planned Death Benefit........................................     26
   Death Proceeds after the Maturity Date.......................     27
The Annuity Period..............................................     27
   Maturity Date................................................     27
   Allocation of Annuity........................................     27
   Variable Annuity.............................................     27
   Fixed Annuity................................................     28
Payment Options.................................................     28
   Election of Options..........................................     28
   Annuity Options..............................................     28
   Income Options...............................................     29
   Variable Liquidity Benefit...................................     29
Miscellaneous Contract Provisions...............................     30
   Right to Return..............................................     30
   Termination..................................................     30
   Required Reports.............................................     30
   Suspension of Payments.......................................     30
The Separate Accounts...........................................     30
   Performance Information......................................     31
Federal Tax Considerations......................................     31
   General Taxation of Annuities................................     31
   Types of Contracts: Qualified and Non-qualified..............     32
   Qualified Annuity Contracts..................................     32
   Taxation of Qualified Annuity Contracts......................     32
   Hurricane Relief.............................................     33
   Mandatory Distributions for Qualified Plans..................     33
   Individual Retirement Annuities..............................     34
   Roth IRAs....................................................     34
   Non-qualified Annuity Contracts..............................     34
   Diversification Requirements for Variable Annuities..........     36
   Ownership of the Investments.................................     36
   Taxation of Death Benefit Proceeds...........................     36
   Other Tax Considerations.....................................     36
   Treatment of Charges for Optional Benefits...................     36
   Puerto Rico Tax Considerations...............................     36
   Non-Resident Aliens..........................................     37
Other Information...............................................     37
   The Insurance Companies......................................     37
   Financial Statements.........................................     37
   Distribution of Variable Annuity Contracts...................     37
   Conformity with State and Federal Laws.......................     38
   Voting Rights................................................     39
   Restrictions on Financial Transactions.......................     39
   Legal Proceedings............................................     39
Appendix A: Condensed Financial Information for
   MetLife of CT Fund ABD for Variable Annuities................    A-1
Appendix B: Condensed Financial Information for
   MetLife of CT Fund ABD II for Variable Annuities.............    B-1
Appendix C: The Fixed Account...................................    C-1
Appendix D: Contents of the Statement of Additional
   Information:.................................................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                            PREMIER ADVISERS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is not offered to new purchasers.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity Contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current Contract. You may have to pay a surrender charge under your current Contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current Contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another Contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...............................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)

VARIABLE LIQUIDITY BENEFIT CHARGE...............................................    6%(2)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...........................................    $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge.........................................      1.25%
Administrative Expense Charge.............................................      0.15%
                                                                                ----
     Total Annual Separate Account Charges................................      1.40%

--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

            YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------------------------
   GREATER THAN OR EQUAL TO                  BUT LESS THAN     WITHDRAWAL CHARGE
---------------------------------            -------------     -----------------
            0 years                             2 years               6%
            2 years                             4 years               5%
            4 years                             5 years               4%
            5 years                             6 years               3%
            6 years                             7 years               2%
           7+ years                                                   0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT
----------------------------------------------------------
      GREATER THAN OR EQUAL TO               BUT LESS THAN     WITHDRAWAL CHARGE
---------------------------------            -------------     -----------------
              0 years                           2 years               6%
              2 years                           4 years               5%
              4 years                           5 years               4%
              5 years                           6 years               3%
              6 years                           7 years               2%
             7 + years                                                0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                  MINIMUM      MAXIMUM
                                                                  -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)              0.42%        1.66%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                    DISTRIBUTION                           CONTRACTUAL FEE  NET TOTAL
                                                       AND/OR                TOTAL ANNUAL       WAIVER        ANNUAL
UNDERLYING                            MANAGEMENT  SERVICE (12b-1)   OTHER      OPERATING    AND/OR EXPENSE  OPERATING
FUND:                                     FEE           FEES       EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
------------------------------------  ----------  ---------------  --------  ------------  ---------------  ----------
JANUS ASPEN SERIES (SERVICE
   SHARES)
   Forty Portfolio*.................     0.64%         0.25%        0.03%        0.92%            --          0.92%
   Mid Cap Value Portfolio*.........     0.64%         0.25%        0.33%        1.22%            --          1.22%(1)
   Worldwide Growth Portfolio*......     0.60%         0.25%        0.01%        0.86%            --          0.86%(1)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)
   Legg Mason Partners Variable
     All Cap Portfolio..............     0.75%           --         0.07%        0.82%            --          0.82%
   Legg Mason Partners Variable
     High Yield Bond Portfolio......     0.80%           --         0.30%        1.10%            --          1.10%(2)
   Legg Mason Partners Variable
     Investors Portfolio............     0.65%           --         0.06%        0.71%            --          0.71%
   Legg Mason Partners Variable
     Small Cap Growth Portfolio.....     0.75%           --         0.22%        0.97%            --          0.97%
   Legg Mason Partners Variable
     Strategic Bond Portfolio.......     0.65%           --         0.20%        0.85%            --          0.85%(2)
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market
     Portfolio -- Class A...........     0.35%           --         0.07%        0.42%          0.01%         0.41%(3)
   FI Large Cap Portfolio --
     Class A........................     0.80%           --         0.06%        0.86%            --          0.86%(4)
   FI Value Leaders Portfolio --
     Class D*.......................     0.66%         0.10%        0.07%        0.83%            --          0.83%
   MFS Total Return Portfolio --
     Class F*.......................     0.57%         0.20%        0.16%        0.93%            --          0.93%(5)
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC. (CLASS I)

                                                    DISTRIBUTION                           CONTRACTUAL FEE  NET TOTAL
                                                       AND/OR                TOTAL ANNUAL       WAIVER        ANNUAL
UNDERLYING                            MANAGEMENT  SERVICE (12b-1)   OTHER      OPERATING    AND/OR EXPENSE  OPERATING
FUND:                                     FEE           FEES       EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
------------------------------------  ----------  ---------------  --------  ------------  ---------------  ----------
   Emerging Markets Equity
     Portfolio......................     1.25%           --         0.41%        1.66%            --          1.66%
   Equity Growth Portfolio..........     0.50%           --         0.33%        0.83%            --          0.83%
   Global Value Equity Portfolio....     0.67%           --         0.35%        1.02%            --          1.02%
   Mid Cap Growth Portfolio.........     0.75%           --         0.34%        1.09%            --          1.09%
   U.S. Mid Cap Value Portfolio.....     0.72%           --         0.29%        1.01%            --          1.01%

                                                    DISTRIBUTION                           CONTRACTUAL FEE  NET TOTAL
                                                       AND/OR                TOTAL ANNUAL      WAIVER        ANNUAL
UNDERLYING                            MANAGEMENT  SERVICE (12b-1)   OTHER      OPERATING   AND/OR EXPENSE   OPERATING
FUND:                                     FEE           FEES       EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
------------------------------------  ----------  ---------------  --------  ------------  ---------------  ----------
   U.S. Real Estate Securities
     Portfolio                           0.75%           --         0.28%        1.03%            --          1.03%
   Value Portfolio................       0.55%           --         0.37%        0.92%            --          0.92%
VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS I)
   Comstock Portfolio.............       0.56%           --         0.03%        0.59%            --          0.59%
   Emerging Growth Portfolio......       0.70%           --         0.07%        0.77%            --          0.77%
   Enterprise Portfolio...........       0.50%           --         0.18%        0.68%            --          0.68%
   Government Portfolio...........       0.50%           --         0.14%        0.64%            --          0.64%
   Growth and Income Portfolio....       0.57%           --         0.04%        0.61%            --          0.61%
VARIABLE INSURANCE PRODUCTS FUND
   (SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio*...       0.57%         0.25%        0.09%        0.91%            --          0.91%
   VIP Mid Cap Portfolio*.........       0.57%         0.25%        0.12%        0.94%            --          0.94%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

NOTES

(1) Effective February 1, 2006 for Mid Cap Value Portfolio and Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.

(2) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.

(3) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(4) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(5) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                         IF CONTRACT IS SURRENDERED AT      IF CONTRACT IS NOT SURRENDERED OR
                                            THE END OF PERIOD SHOWN:      ANNUITIZED AT THE END OF PERIOD SHOWN:
                                      ----------------------------------  --------------------------------------
FUNDING OPTION                        1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS     10 YEARS
------------------------------------  ------  -------  -------  --------  ------  -------  -------   -----------
Underlying Fund with Maximum Total
   Annual Operating Expenses........  $  912  $ 1,453  $ 2,017  $  3,385  $  312  $   953  $ 1,617   $     3,385
Underlying Fund with Minimum Total
   Annual Operating Expenses........  $  788  $ 1,081  $ 1,399  $  2,162  $  188  $   581  $   999   $     2,162

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Premier Advisers Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contracts are not offered to new purchasers.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an

Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-599-9460 to request additional copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-599-9460 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                      INVESTMENT                                  INVESTMENT
               OPTION                                       OBJECTIVE                               ADVISER/SUBADVISER
------------------------------------------   --------------------------------------------   ------------------------------------
JANUS ASPEN SERIES (SERVICE SHARES)
   Forty Portfolio                           Seeks long-term growth of capital.             Janus Capital Management LLC
   Mid Cap Value Portfolio                   Seeks capital appreciation.                    Janus Capital Management LLC
                                                                                            Subadviser: Perkins, Wolf, McDonnell
                                                                                            and Company, LLC
   Worldwide Growth Portfolio                Seeks long-term growth of capital in a         Janus Capital Management LLC
                                             manner consistent with the preservation of
                                             capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)
   Legg Mason Partners Variable All          Seeks capital appreciation.                    Salomon Brothers Asset
     Cap Portfolio                                                                          Management Inc
   Legg Mason Partners Variable High Yield   Seeks total return, consistent with the        Salomon Brothers Asset
     Bond Portfolio                          preservation of capital.                       Management Inc
   Legg Mason Partners Variable              Seeks long-term growth of capital.             Salomon Brothers Asset
     Investors Portfolio                     Secondarily seeks current income.              Management Inc
   Legg Mason Partners Variable Small        Seeks long-term growth of capital.             Salomon Brothers Asset
     Cap Growth Portfolio                                                                   Management Inc
   Legg Mason Partners Variable              Seeks to maximize total return consistent      Salomon Brothers Asset
     Strategic Bond Portfolio                with the preservation of capital.              Management Inc

               FUNDING                                      INVESTMENT                                  INVESTMENT
               OPTION                                       OBJECTIVE                               ADVISER/SUBADVISER
------------------------------------------   --------------------------------------------   ------------------------------------
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio          Seeks a high level of current income           MetLife Advisers, LLC
      --  Class A                            consistent with preservation of capital.       Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio -- Class A         Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                            Subadviser: Fidelity Management &
                                                                                            Research Company
   FI Value Leaders Portfolio -- Class D     Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                            Subadviser: Fidelity Management &
                                                                                            Research Company
   MFS Total Return Portfolio -- Class F     Seeks a favorable total return through         MetLife Advisers, LLC
                                             investment in a diversified portfolio.         Subadviser: Massachusetts Financial
                                                                                            Services Company
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   (CLASS I)
   Emerging Markets Equity Portfolio         Seeks long-term capital appreciation by        Morgan Stanley Investment
                                             investing primarily in growth oriented         Management Inc.
                                             securities of issuers in emerging market
                                             countries.
   Equity Growth Portfolio                   Seeks long-term capital appreciation by        Morgan Stanley Investment
                                             investing primarily in growth-oriented         Management Inc.
                                             equity securities of large-capitalization
                                             companies.
   Global Value Equity Portfolio             Seeks long-term capital appreciation by        Morgan Stanley Investment
                                             investing primarily in equity securities of    Management Inc.
                                             issuers throughout the world, including U.S.
                                             issuers.
   Mid Cap Growth Portfolio                  Seeks long-term capital growth by              Morgan Stanley Investment
                                             investing in common stocks and other           Management Inc.
                                             equity securities.
   U.S. Mid Cap Value Portfolio              Seeks long-term capital appreciation. The      Morgan Stanley Investment
                                             Fund normally invests in common stocks         Management Inc.
                                             and other equity securities of growth-
                                             oriented mid cap companies.
   U.S. Real Estate Securities Portfolio     Seeks above average current income and         Morgan Stanley Investment
                                             long-term capital appreciation                 Management Inc.
   Value Portfolio                           Seeks above-average total return over a        Morgan Stanley Investment
                                             market cycle of three to five years by         Management Inc.
                                             investing primarily in a portfolio of
                                             common stocks and other equity
                                             securities.
VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS I)
   Comstock Portfolio                        Seeks capital growth and income through        Van Kampen Asset Management
                                             investments in equity securities, including
                                             common stocks, preferred stocks and
                                             securities convertible into common and
                                             preferred stocks.
   Emerging Growth Portfolio                 Seeks capital appreciation.                    Van Kampen Asset Management
   Enterprise Portfolio                      Seeks capital appreciation through             Van Kampen Asset Management
                                             investments in securities believed by the
                                             portfolio's investment adviser to have
                                             above-average potential for capital
                                             appreciation.
   Government Portfolio                      Seeks to provide investors with high           Van Kampen Asset Management
                                             current return consistent with preservation
                                             of capital.
   Growth and Income Portfolio               Seeks long-term growth of capital and          Van Kampen Asset Management
                                             income.
VARIABLE INSURANCE PRODUCTS FUND
   (SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio               Seeks long-term capital appreciation.          Fidelity Management & Research
                                                                                            Company
   VIP Mid Cap Portfolio                     Seeks long-term growth of capital.             Fidelity Management & Research
                                                                                            Company

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES

                FORMER NAME                                            NEW NAME
------------------------------------------   -----------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.  LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                 Legg Mason Partners Variable All Cap Portfolio
   High Yield Bond Fund                         Legg Mason Partners Variable High Yield Bond Portfolio
   Investors Fund                               Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                        Legg Mason Partners Variable Small Cap Growth Portfolio
   Strategic Bond Fund                          Legg Mason Partners Variable Strategic Bond Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with or reorganized into the new Underlying Funds.

         FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
------------------------------------------   ------------------------------
THE TRAVELERS SERIES TRUST                   METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                      FI Value Leaders Portfolio
   Large Cap Portfolio                          FI Large Cap Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

         FORMER UNDERLYING FUND                       NEW UNDERLYING FUND
------------------------------------------   -------------------------------------
JANUS ASPEN SERIES                           METROPOLITAN SERIES FUND, INC.
   Balanced Portfolio                           MFS Total Return Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST             METROPOLITAN SERIES FUND, INC.
   Money Market Portfolio                       BlackRock Money Market Portfolio

                                  FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

            YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------------------------
    GREATER THAN OR EQUAL TO                 BUT LESS THAN            WITHDRAWAL CHARGE
---------------------------------            -------------            -----------------
             0 years                            2 years                      6%
             2 years                            4 years                      5%
             4 years                            5 years                      4%
             5 years                            6 years                      3%
             6 years                            7 years                      2%
            7+ years                                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      - if an income option of at least five year's duration is begun after the first Contract Year

      - due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
--------------------------------------------
GREATER THAN OR EQUAL TO       BUT LESS THAN        WITHDRAWAL CHARGE
------------------------       -------------        -----------------
        0 years                   2 years                   6%
        2 years                   4 years                   5%
        4 years                   5 years                   4%
        5 years                   6 years                   3%
        6 years                   7 years                   2%
        7+ years                                            0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Janus Aspen Series Worldwide Growth Portfolio, Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, Universal Institutional Funds Emerging Markets Equity Portfolio and Universal Institutional Funds Global Value Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the

Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3)   the step-up value (if any, as described below)

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTIONS. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000 -- $16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS. . .                      RULES APPLY*
-------------------------------        ----------------------        ---------------------------------        ------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),        Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the            continue the Contract rather than
                                       Contract Owner's estate.      receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),        Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the            continue the Contract rather than
                                       Contract Owner's estate.      receive the distribution.

JOINT OWNER (WHO IS NOT THE            The surviving joint           Unless the surviving joint owner         Yes
ANNUITANT)                             owner.                        elects to continue the Contract
                                                                     rather than receive the
                                                                     distribution.

JOINT OWNER (WHO IS THE ANNUITANT)     The beneficiary (ies),        Unless the beneficiary elects to         Yes
                                       or if none, to the            continue the Contract rather than
                                       surviving joint owner.        receive the distribution.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),        Unless the beneficiary elects to         Yes
CONTRACT OWNER)                        or if none, to the            continue the Contract rather than
                                       Contract Owner.               receive the distribution.

                                                                     But, if there is a Contingent
                                                                     Annuitant, then the Contingent
                                                                     Annuitant becomes the Annuitant and
                                                                     the Contract continues in effect
                                                                     (generally using the original
                                                                     Maturity Date). The proceeds will
                                                                     then be paid upon the death of the
                                                                     Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL ENTITY/TRUST)               or if none, to the                                                     Annuitant is
                                       owner.                                                                 treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS. . .                      RULES APPLY*
------------------------------         ----------------------        --------------------------------         ------------------
OWNER/ANNUITANT                        The beneficiary (ies),        Unless the beneficiary elects to         Yes
                                       or if none, to the            continue the Contract rather than
                                       Contract Owner's estate.      receive a distribution.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

-------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

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PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified
Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

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HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

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INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract

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Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATION (IF AVAILABLE UNDER YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received

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that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the

                                       40

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optional enhanced benefit(s) are deemed to be taxable distributions to you.
Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

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FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contract to new purchasers, but it continues to accept Purchase Payments from existing customers.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

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These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and MLIDLLC to offer the Contracts. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

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LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value Information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------                                              ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)...............  2005        1.004           1.066           10,647,659
                                                               2004        0.941           1.004           12,240,173
                                                               2003        0.839           0.941           14,072,516
                                                               2002        0.911           0.839           14,830,766
                                                               2001        0.972           0.911           13,475,207

   Forty Portfolio -- Service Shares (5/00)..................  2005        0.768           0.853              578,607
                                                               2004        0.660           0.768              572,316
                                                               2003        0.557           0.660              662,080
                                                               2002        0.672           0.557              710,089
                                                               2001        0.872           0.672              615,886

   Mid Cap Value Portfolio -- Service Shares (4/03)..........  2005        1.560           1.693               87,514
                                                               2004        1.343           1.560              116,813
                                                               2003        1.000           1.343              128,204

   Worldwide Growth Portfolio -- Service Shares (12/00)......  2005        0.561           0.584           10,682,752
                                                               2004        0.544           0.561           12,214,595
                                                               2003        0.446           0.544           13,388,686
                                                               2002        0.609           0.446           15,628,276
                                                               2001        0.798           0.609           16,824,804

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)............................  2005        1.655           1.698           10,354,574
                                                               2004        1.549           1.655           11,436,639
                                                               2003        1.130           1.549           11,935,706
                                                               2002        1.529           1.130           11,108,929
                                                               2001        1.522           1.529            5,065,288
                                                               2000        1.305           1.522              907,328
                                                               1999        1.084           1.305              216,465
                                                               1998        1.000           1.084               55,964

   High Yield Bond Fund -- Class I (5/98)....................  2005        1.497           1.533              365,223
                                                               2004        1.367           1.497              464,878

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------                                              ----    -------------   -------------     ---------------
   High Yield Bond Fund -- Class I  (continued)..............  2003        1.116           1.367               455,322
                                                               2002        1.055           1.116               354,505
                                                               2001        1.017           1.055               421,112
                                                               2000        1.032           1.017               319,825
                                                               1999        0.991           1.032               208,039
                                                               1998        1.000           0.991               117,685

   Investors Fund -- Class I (4/98)..........................  2005        1.311           1.377            15,084,411
                                                               2004        1.204           1.311            17,246,134
                                                               2003        0.923           1.204            18,513,035
                                                               2002        1.216           0.923            19,285,142
                                                               2001        1.287           1.216            15,853,833
                                                               2000        1.132           1.287             7,090,936
                                                               1999        1.029           1.132             3,905,967
                                                               1998        1.000           1.029             1,764,644

   Small Cap Growth Fund -- Class I (5/00)...................  2005        0.969           1.002             1,217,569
                                                               2004        0.853           0.969             1,642,854
                                                               2003        0.581           0.853             2,003,014
                                                               2002        0.903           0.581             1,607,181
                                                               2001        0.987           0.903             1,517,383

   Strategic Bond Fund -- Class I (5/98).....................  2005        1.443           1.458             1,026,955
                                                               2004        1.372           1.443             1,081,101
                                                               2003        1.229           1.372             1,150,712
                                                               2002        1.145           1.229             1,123,744
                                                               2001        1.086           1.145               914,232
                                                               2000        1.026           1.086               624,887
                                                               1999        1.037           1.026               344,250
                                                               1998        1.000           1.037               127,127

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2005        1.810           1.864            19,336,704
                                                               2004        1.670           1.810            22,752,381
                                                               2003        1.291           1.670            24,652,637
                                                               2002        1.521           1.291            25,581,166
                                                               2001        1.652           1.521            27,130,603
                                                               2000        1.535           1.652            22,535,737

   Large Cap Portfolio (12/96)..............................   2005        1.435           1.538            14,843,563
                                                               2004        1.366           1.435            17,524,614

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------                                              ----    -------------   -------------     ---------------
   Large Cap Portfolio  (continued).........................   2003        1.111           1.366           19,563,576
                                                               2002        1.459           1.111           21,047,983
                                                               2001        1.790           1.459           24,478,964
                                                               2000        2.123           1.790           22,306,844

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio -- Class I (5/98).......  2005        1.320           1.743              422,202
                                                               2004        1.087           1.320              439,202
                                                               2003        0.737           1.087              474,608
                                                               2002        0.820           0.737              360,817
                                                               2001        0.889           0.820              359,559
                                                               2000        1.484           0.889              309,348
                                                               1999        0.769           1.484              238,502
                                                               1998        1.000           0.769               27,410

   Equity Growth Portfolio -- Class I (5/00).................  2005        0.641           0.732            1,245,494
                                                               2004        0.603           0.641            1,341,533
                                                               2003        0.490           0.603            1,515,009
                                                               2002        0.688           0.490            1,471,505
                                                               2001        0.823           0.688            1,122,971

   Global Value Equity Portfolio -- Class I (5/98)...........  2005        1.196           1.248              957,392
                                                               2004        1.068           1.196              990,539
                                                               2003        0.840           1.068            1,043,388
                                                               2002        1.025           0.840            1,131,407
                                                               2001        1.000           1.025            1,261,854
                                                               2001        1.118           1.000                    -
                                                               2000        1.017           1.118              922,022
                                                               1999        0.991           1.017              508,044
                                                               1998        0.973           0.991              163,749

   Mid Cap Growth Portfolio -- Class I (5/00)................  2005        0.683           0.792              865,513
                                                               2004        0.569           0.683              905,408
                                                               2003        0.407           0.569              987,307
                                                               2002        0.600           0.407            1,131,038
                                                               2001        0.861           0.600            1,118,232

   U.S. Mid Cap Value Portfolio -- Class I (6/98)............  2005        1.441           1.596              865,904
                                                               2004        1.275           1.441            1,021,502
                                                               2003        0.914           1.275            1,154,921
                                                               2002        1.288           0.914            1,337,465

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
   Mid Cap Value Portfolio -- Class I  (continued)...........      2001           1.348               1.288             1,390,184
                                                                   2000           1.235               1.348               859,060
                                                                   1999           1.042               1.235               818,991
                                                                   1998           1.000               1.042               219,618

   Technology Portfolio -- Class I (5/00)....................      2005           0.235               0.231               841,734
                                                                   2004           0.242               0.235             1,156,951
                                                                   2003           0.166               0.242             1,339,529
                                                                   2002           0.330               0.166             1,840,625
                                                                   2001           0.654               0.330             1,926,762

   U.S. Real Estate Portfolio -- Class I (10/98).............      2005           2.113               2.439               328,630
                                                                   2004           1.571               2.113               379,765
                                                                   2003           1.158               1.571               535,220
                                                                   2002           1.184               1.158               480,808
                                                                   2001           1.093               1.184               478,734
                                                                   2000           0.866               1.093               138,149
                                                                   1999           0.909               0.866               105,964
                                                                   1998           0.865               0.909                66,511

   Value Portfolio -- Class I (5/98).........................      2005           1.249               1.288             1,118,021
                                                                   2004           1.075               1.249             1,373,932
                                                                   2003           0.813               1.075             1,494,933
                                                                   2002           1.059               0.813             1,728,646
                                                                   2001           1.050               1.059             1,653,571
                                                                   2000           0.852               1.050               938,077
                                                                   1999           0.880               0.852               853,765
                                                                   1998           1.000               0.880               258,345

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (5/99)...............      2005           1.347               1.386               414,103
                                                                   2004           1.160               1.347               354,009
                                                                   2003           0.898               1.160               346,971
                                                                   2002           1.128               0.898               360,360
                                                                   2001           1.173               1.128               384,749
                                                                   2000           0.916               1.173               272,114
                                                                   1999           1.000               0.916                65,606

   Emerging Growth Portfolio -- Class I Shares (6/98)........      2005           1.281               1.364               525,228
                                                                   2004           1.214               1.281               618,881
                                                                   2003           0.967               1.214               698,741

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
   Emerging Growth Portfolio -- Class I Shares  (continued)..      2002           1.452               0.967               881,610
                                                                   2001           2.150               1.452             1,085,722
                                                                   2000           2.426               2.150             1,080,269
                                                                   1999           1.204               2.426               483,237
                                                                   1998           1.000               1.204                27,189

   Enterprise Portfolio -- Class I Shares (7/98).............      2005           0.788               0.840               670,537
                                                                   2004           0.768               0.788               927,896
                                                                   2003           0.619               0.768               992,693
                                                                   2002           0.888               0.619             1,203,650
                                                                   2001           1.132               0.888             1,430,647
                                                                   2000           1.344               1.132             1,563,368
                                                                   1999           1.083               1.344               953,537
                                                                   1998           1.000               1.083               233,972

   Government Portfolio -- Class I Shares (10/98)............      2005           1.305               1.333               776,879
                                                                   2004           1.271               1.305               951,033
                                                                   2003           1.266               1.271             1,195,094
                                                                   2002           1.172               1.266             1,730,223
                                                                   2001           1.111               1.172               580,913
                                                                   2000           1.003               1.111               488,214
                                                                   1999           1.052               1.003               333,180
                                                                   1998           1.000               1.052               347,758

   Growth and Income Portfolio -- Class I Shares (6/98)......      2005           1.505               1.633               921,752
                                                                   2004           1.335               1.505             1,079,607
                                                                   2003           1.057               1.335             1,137,611
                                                                   2002           1.254               1.057             1,239,684
                                                                   2001           1.350               1.254             1,513,888
                                                                   2000           1.147               1.350             1,663,683
                                                                   1999           1.030               1.147             1,105,415
                                                                   1998           1.000               1.030               292,761

   Money Market Portfolio -- Class I Shares (5/98)...........      2005           1.109               1.123             1,375,543
                                                                   2004           1.115               1.109             1,485,737
                                                                   2003           1.125               1.115             1,690,655
                                                                   2002           1.127               1.125             2,226,422
                                                                   2001           1.102               1.127             2,230,550
                                                                   2000           1.055               1.102             1,706,894

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
   Money Market Portfolio -- Class I Shares  (continued).....      1999           1.023               1.055               545,168
                                                                   1998           1.000               1.023               637,874

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/00).........      2005           1.019               1.172            14,262,420
                                                                   2004           0.897               1.019            10,841,489
                                                                   2003           0.710               0.897            10,150,010
                                                                   2002           0.796               0.710             9,701,628
                                                                   2001           0.923               0.796             8,023,592

   Mid Cap Portfolio -- Service Class 2 (12/00)..............      2005           1.486               1.729             8,136,691
                                                                   2004           1.209               1.486             7,053,117
                                                                   2003           0.887               1.209             6,373,888
                                                                   2002           0.999               0.887             5,310,526
                                                                   2001           1.050               0.999             1,727,443

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio -- Service Shares changed its name to Janus Aspen Series Forty Portfolio -- Service Shares.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value Information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)...............      2005         1.004               1.066              12,042,861
                                                                   2004         0.941               1.004              13,862,916
                                                                   2003         0.839               0.941              15,303,712
                                                                   2002         0.911               0.839              15,615,584
                                                                   2001         0.972               0.911              12,635,819

   Forty Portfolio -- Service Shares (7/00)..................      2005         0.768               0.853               2,943,382
                                                                   2004         0.660               0.768               2,819,561
                                                                   2003         0.557               0.660               3,033,406
                                                                   2002         0.672               0.557               3,211,262
                                                                   2001         0.872               0.672               2,849,671

   Mid Cap Value Portfolio -- Service Shares (4/03)..........      2005         1.560               1.693                 407,696
                                                                   2004         1.343               1.560                 425,077
                                                                   2003         1.000               1.343                 514,550

   Worldwide Growth Portfolio -- Service Shares (5/00).......      2005         0.561               0.584              13,400,923
                                                                   2004         0.544               0.561              16,410,151
                                                                   2003         0.446               0.544              19,761,719
                                                                   2002         0.609               0.446              22,039,418
                                                                   2001         0.798               0.609              22,841,930

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)............................      2005         1.655               1.698              12,540,421
                                                                   2004         1.549               1.655              14,334,230
                                                                   2003         1.130               1.549              14,439,056
                                                                   2002         1.529               1.130              14,322,306
                                                                   2001         1.522               1.529              12,398,140
                                                                   2000         1.305               1.522               5,750,512
                                                                   1999         1.084               1.305               2,802,945
                                                                   1998         1.000               1.084               1,220,503

   High Yield Bond Fund -- Class I (5/98)....................      2005         1.497               1.533               3,145,687
                                                                   2004         1.367               1.497               3,553,979

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
   High Yield Bond Fund -- Class I  (continued)..............      2003         1.116               1.367               3,858,963
                                                                   2002         1.055               1.116               3,974,358
                                                                   2001         1.017               1.055               3,941,691
                                                                   2000         1.032               1.017               3,132,176
                                                                   1999         0.991               1.032               3,085,254
                                                                   1998         1.000               0.991               2,965,625

   Investors Fund -- Class I (4/98)..........................      2005         1.311               1.377              14,063,167
                                                                   2004         1.204               1.311              16,356,631
                                                                   2003         0.923               1.204              18,163,714
                                                                   2002         1.216               0.923              19,758,109
                                                                   2001         1.287               1.216              19,646,073
                                                                   2000         1.132               1.287              12,889,045
                                                                   1999         1.029               1.132               8,670,638
                                                                   1998         1.000               1.029               3,232,444

   Small Cap Growth Fund -- Class I (5/00)...................      2005         0.969               1.002               5,020,579
                                                                   2004         0.853               0.969               5,707,331
                                                                   2003         0.581               0.853               6,425,059
                                                                   2002         0.903               0.581               5,433,438
                                                                   2001         0.987               0.903               4,642,573

   Strategic Bond Fund -- Class I (5/98).....................      2005         1.443               1.458               6,597,214
                                                                   2004         1.372               1.443               7,493,182
                                                                   2003         1.229               1.372               8,867,700
                                                                   2002         1.145               1.229               9,223,742
                                                                   2001         1.086               1.145               7,447,350
                                                                   2000         1.026               1.086               4,817,402
                                                                   1999         1.037               1.026               3,695,681
                                                                   1998         1.000               1.037               1,887,776

The Travelers Series Trust
   Equity Income Portfolio (12/96)...........................      2005         1.810               1.864              23,418,224
                                                                   2004         1.670               1.810              28,399,295
                                                                   2003         1.291               1.670              31,475,807
                                                                   2002         1.521               1.291              34,048,348
                                                                   2001         1.652               1.521              37,812,927
                                                                   2000         1.535               1.652                       -

   Large Cap Portfolio (12/96)...............................      2005         1.435               1.538              16,715,712
                                                                   2004         1.366               1.435              20,122,965

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
   Large Cap Portfolio  (continued)..........................      2003         1.111               1.366              23,324,386
                                                                   2002         1.459               1.111              27,044,542
                                                                   2001         1.790               1.459              31,933,410
                                                                   2000         2.123               1.790              34,231,283

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio -- Class I (5/98).......      2005         1.320               1.743               2,489,994
                                                                   2004         1.087               1.320               2,552,056
                                                                   2003         0.737               1.087               2,705,882
                                                                   2002         0.820               0.737               2,858,356
                                                                   2001         0.889               0.820               3,202,246
                                                                   2000         1.484               0.889               2,933,453
                                                                   1999         0.769               1.484               1,187,791
                                                                   1998         1.000               0.769                 325,885

   Equity Growth Portfolio -- Class I (5/00).................      2005         0.641               0.732               4,454,022
                                                                   2004         0.603               0.641               4,784,449
                                                                   2003         0.490               0.603               5,388,525
                                                                   2002         0.688               0.490               5,699,969
                                                                   2001         0.823               0.688               5,808,229

   Global Value Equity Portfolio -- Class I (5/98)...........      2005         1.196               1.248               8,918,279
                                                                   2004         1.068               1.196               9,140,860
                                                                   2003         0.840               1.068               8,860,358
                                                                   2002         1.025               0.840               8,455,101
                                                                   2001         1.000               1.025               8,990,510
                                                                   2001         1.118               1.000                       -
                                                                   2000         1.017               1.118               7,845,996
                                                                   1999         0.991               1.017               4,937,653
                                                                   1998         1.000               0.991               2,791,215

   Mid Cap Growth Portfolio -- Class I (5/00)................      2005         0.683               0.792               5,859,271
                                                                   2004         0.569               0.683               6,724,903
                                                                   2003         0.407               0.569               7,412,502
                                                                   2002         0.600               0.407               7,622,040
                                                                   2001         0.861               0.600               7,985,971

   U.S. Mid Cap Value Portfolio -- Class I (5/98)............      2005         1.441               1.596               8,014,319
                                                                   2004         1.275               1.441               9,723,982
                                                                   2003         0.914               1.275              10,712,032
                                                                   2002         1.288               0.914              11,612,662

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
   Mid Cap Value Portfolio -- Class I  (continued)...........      2001         1.348               1.288              12,284,770
                                                                   2000         1.235               1.348               9,721,232
                                                                   1999         1.042               1.235               5,752,898
                                                                   1998         1.000               1.042               3,208,568

   Technology Portfolio -- Class I (5/00)....................      2005         0.235               0.231               7,863,792
                                                                   2004         0.242               0.235               8,801,098
                                                                   2003         0.166               0.242               9,251,977
                                                                   2002         0.330               0.166              11,141,281
                                                                   2001         0.654               0.330              12,911,565
                                                                   2000         1.000               0.654               8,223,281

   U.S. Real Estate Portfolio -- Class I (5/98)..............      2005         2.113               2.439               2,353,839
                                                                   2004         1.571               2.113               2,646,648
                                                                   2003         1.158               1.571               3,061,310
                                                                   2002         1.184               1.158               3,294,235
                                                                   2001         1.093               1.184               3,245,254
                                                                   2000         0.866               1.093               2,626,035

   Value Portfolio -- Class I (5/98).........................      2005         1.249               1.288               9,540,783
                                                                   2004         1.075               1.249              10,748,230
                                                                   2003         0.813               1.075              11,279,463
                                                                   2002         1.059               0.813              12,016,877
                                                                   2001         1.050               1.059              12,306,001
                                                                   2000         0.852               1.050               9,127,020
                                                                   1999         0.880               0.852               6,166,448
                                                                   1998         1.000               0.880               2,812,523

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (5/99)...............      2005         1.347               1.386               3,475,693
                                                                   2004         1.160               1.347               3,652,141
                                                                   2003         0.898               1.160               3,293,740
                                                                   2002         1.128               0.898               3,145,076
                                                                   2001         1.173               1.128               3,175,023
                                                                   2000         0.916               1.173               2,259,815
                                                                   1999         1.000               0.916                 592,847

   Emerging Growth Portfolio -- Class I Shares (5/98)........      2005         1.281               1.364               5,869,498
                                                                   2004         1.214               1.281               6,655,088
                                                                   2003         0.967               1.214               7,290,958
                                                                   2002         1.452               0.967               8,168,531

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
   Emerging Growth Portfolio -- Class I Shares  (continued)..      2001         2.150               1.452               9,617,726
                                                                   2000         2.426               2.150              10,070,879
                                                                   1999         1.204               2.426               4,454,847
                                                                   1998         1.000               1.204               1,147,906

   Enterprise Portfolio -- Class I Shares (5/98).............      2005         0.788               0.840               7,011,089
                                                                   2004         0.768               0.788               8,517,872
                                                                   2003         0.619               0.768               9,561,484
                                                                   2002         0.888               0.619              10,974,877
                                                                   2001         1.132               0.888              13,325,467
                                                                   2000         1.344               1.132              14,493,536
                                                                   1999         1.083               1.344               6,294,366
                                                                   1998         1.000               1.083               1,807,065

   Government Portfolio -- Class I Shares (5/98).............      2005         1.305               1.333               4,539,630
                                                                   2004         1.271               1.305               5,214,733
                                                                   2003         1.266               1.271               6,354,516
                                                                   2002         1.172               1.266               8,077,581
                                                                   2001         1.111               1.172               3,329,608
                                                                   2000         1.003               1.111               2,405,941
                                                                   1999         1.052               1.003               1,781,637
                                                                   1998         1.000               1.052                 754,724

   Growth and Income Portfolio -- Class I Shares (5/98)......      2005         1.505               1.633               8,650,572
                                                                   2004         1.335               1.505              10,021,350
                                                                   2003         1.057               1.335              10,288,883
                                                                   2002         1.254               1.057              11,033,781
                                                                   2001         1.350               1.254              12,134,238
                                                                   2000         1.147               1.350              10,991,961
                                                                   1999         1.030               1.147               6,242,006
                                                                   1998         1.000               1.030               2,274,752

   Money Market Portfolio -- Class I Shares (5/98)...........      2005         1.109               1.123               3,114,503
                                                                   2004         1.115               1.109               4,574,264
                                                                   2003         1.125               1.115               5,728,263
                                                                   2002         1.127               1.125               7,145,521
                                                                   2001         1.102               1.127               9,461,724
                                                                   2000         1.055               1.102               5,786,461
                                                                   1999         1.023               1.055               7,282,651
                                                                   1998         1.000               1.023               4,773,944

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR          YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------      ----      -------------      -------------      ----------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/00).........      2005         1.019               1.172              14,943,854
                                                                   2004         0.897               1.019              13,917,723
                                                                   2003         0.710               0.897              12,297,582
                                                                   2002         0.796               0.710              10,767,860
                                                                   2001         0.923               0.796               8,215,904

   Mid Cap Portfolio -- Service Class 2 (1/01)...............      2005         1.486               1.729               7,176,700
                                                                   2004         1.209               1.486               6,512,470
                                                                   2003         0.887               1.209               5,739,048
                                                                   2002         0.999               0.887               4,832,433
                                                                   2001         1.050               0.999               1,308,941
                                                                   2000         1.000               1.050                       -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio -- Service Shares changed its name to Janus Aspen Series Forty Portfolio -- Service Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-06-07-10-11, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-06-07-10-11.

Name:    __________________________________________

Address: __________________________________________

         __________________________________________

Check Box:
[ ] MIC-Book-06-07-10-11

[ ] MLAC-Book-06-07-10-11

Book 10                                                              May 1, 2006

                      PREMIER ADVISERS ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes PREMIER ADVISERS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or a fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

JANUS ASPEN SERIES (SERVICE SHARES)                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
   Forty Portfolio                                                 Emerging Markets Equity Portfolio
   Mid Cap Value Portfolio                                         Equity Growth Portfolio
   Worldwide Growth Portfolio                                      Global Value Equity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+         Mid Cap Growth Portfolio
   Legg Mason Partners Variable All Cap Portfolio+                 U.S. Mid Cap Value Portfolio
   Legg Mason Partners Variable High Yield Bond Portfolio+         U.S. Real Estate Securities Portfolio
   Legg Mason Partners Variable Investors Portfolio+               Value Portfolio
   Legg Mason Partners Variable Small Cap Growth Portfolio+     VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
   Legg Mason Partners Variable Strategic Bond Portfolio+          Comstock Portfolio
METROPOLITAN SERIES FUND, INC.                                     Emerging Growth Portfolio
   BlackRock Money Market Portfolio -- Class A+                    Enterprise Portfolio
   FI Large Cap Portfolio -- Class A+                              Government Portfolio
   FI Value Leaders Portfolio -- Class D+                          Growth and Income Portfolio
   MFS Total Return Portfolio -- Class F+                       VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                                   VIP Contrafund(R) Portfolio
                                                                   VIP Mid Cap Portfolio

--------------
+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT -- The Variable Funding Options" for more information.

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract is not offered to new purchasers.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary ..........................................    3
Summary ...........................................    5
Fee Table .........................................    8
Condensed Financial Information ...................   11
The Annuity Contract ..............................   11
   Contract Owner Inquiries .......................   12
   Purchase Payments ..............................   12
   Accumulation Units .............................   12
   The Variable Funding Options ...................   13
The Fixed Account .................................   16
Charges and Deductions ............................   16
   General ........................................   16
   Withdrawal Charge ..............................   17
   Free Withdrawal Allowance ......................   17
   Administrative Charges .........................   18
   Mortality and Expense Risk Charge ..............   18
   Variable Liquidity Benefit Charge ..............   18
   Enhanced Stepped-Up Provision Charge ...........   18
   Variable Funding Option Expenses ...............   19
   Premium Tax ....................................   19
   Changes in Taxes Based Upon
     Premium or Value .............................   19
Transfers .........................................   19
   Market Timing/Excessive Trading ................   19
   Dollar Cost Averaging ..........................   21
Access to Your Money ..............................   22
   Systematic Withdrawals .........................   22
   Loans ..........................................   22
Ownership Provisions ..............................   22
   Types of Ownership .............................   22
     Contract Owner ...............................   22
     Beneficiary ..................................   23
     Annuitant ....................................   23
Death Benefit .....................................   23
   Death Proceeds before the Maturity Date ........   23
   Enhanced Stepped-Up Provision ..................   24
   Payment of Proceeds ............................   25
   Beneficiary Contract Continuance ...............   26
   Planned Death Benefit ..........................   27
   Death Proceeds after the Maturity Date .........   27
The Annuity Period ................................   27
   Maturity Date ..................................   27
   Allocation of Annuity ..........................   28
   Variable Annuity ...............................   28
   Fixed Annuity ..................................   28
 Payment Options ..................................   28
    Election of Options ...........................   28
    Annuity Options ...............................   29
    Income Options ................................   29
    Variable Liquidity Benefit ....................   30
 Miscellaneous Contract Provisions ................   30
    Right to Return ...............................   30
    Termination ...................................   30
    Required Reports ..............................   30
    Suspension of Payments ........................   30
 The Separate Accounts ............................   31
    Performance Information .......................   31
 Federal Tax Considerations .......................   32
    General Taxation of Annuities .................   32
    Types of Contracts: Qualified and Non-qualified   33
    Qualified Annuity Contracts ...................   33
    Taxation of Qualified Annuity Contracts .......   33
    Hurricaine Relief .............................   33
    Mandatory Distributions for Qualified Plans ...   33
    Non-qualified Annuity Contracts ...............   35
    Diversification Requirements for Variable
      Annuities ...................................   36
    Ownership of the Investments ..................   36
    Taxation of Death Benefit Proceeds ............   36
    Other Tax Considerations ......................   36
    Treatment of Charges for Optional Benefits ....   36
    Puerto Rico Tax Considerations ................   37
      Non-Resident Aliens .........................   37
 Other Information ................................   37
    The Insurance Companies .......................   37
    Financial Statements ..........................   37
    Distribution of Variable Annuity Contracts ....   38
    Conformity with State and Federal Laws ........   39
    Voting Rights .................................   39
    Restrictions on Financial Transactions ........   39
    Legal Proceedings .............................   39
 Appendix A: Condensed Financial Information for
    MetLife of CT Fund ABD ........................   A-1
 Appendix B: Condensed Financial Information for
    MetLife of CT Fund ABD II .....................   B-1
 Appendix C: The Fixed Account ....................   C-1
 Appendix D: Contents of the Statement of
    Additional Information ........................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                            PREMIER ADVISERS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company), ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. This Contract is no longer offered to new purchasers.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity Contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

The ages of the owner and Annuitant determine if you can purchase this product, and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity Contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE..............................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)

VARIABLE LIQUIDITY BENEFIT CHARGE..............................   6%(2)

      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..........................   $30(3)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE       WITHDRAWAL CHARGE
----------------------------------------     -----------------
 GREATER THAN OR EQUAL
           TO              BUT LESS THAN
----------------------     -------------
        0 years               2 years              6%
        2 years               4 years              5%
        4 years               5 years              4%
        5 years               6 years              3%
        6 years               7 years              2%
       7+ years                                    0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT       WITHDRAWAL CHARGE
----------------------------------------     -----------------
 GREATER THAN OR EQUAL
           TO              BUT LESS THAN
----------------------     -------------
        0 years               2 years                6%
        2 years               4 years                5%
        4 years               5 years                4%
        5 years               6 years                3%
        6 years               7 years                2%
       7+ years                                      0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a maximum mortality and expense risk charge ("M & E") of 1.25% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.20% charge for E.S.P., an optional feature. Below is a summary of all charges that may apply, depending on the features you select:

Mortality and Expense Risk Charge..........................................    1.25%
Administrative Expense Charge..............................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...    1.40%
Optional E.S.P. Charge.....................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ELECTED..................    1.60%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated)

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                           MINIMUM   MAXIMUM
                                                                           -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are
 deducted from Underlying Fund assets, including management fees,
 distribution and/or service fees (12b-1) fees, and other expenses).....     0.42%    1.66%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION
                                                 AND/OR                               CONTRACTUAL FEE    NET TOTAL
                                                SERVICE                TOTAL ANNUAL       WAIVER          ANNUAL
UNDERLYING                      MANAGEMENT      (12B-1)      OTHER      OPERATING      AND/OR EXPENSE    OPERATING
FUND:                              FEE            FEES      EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES**
-----------------------------   ----------   ------------   --------   ------------   ---------------   -----------
JANUS ASPEN SERIES
   Forty Portfolio --
     Service Shares*.........     0.64%          0.25%        0.03%       0.92%              --            0.92%
   Mid Cap Value Portfolio
     -- Service Shares*......     0.64%          0.25%        0.33%       1.22%              --            1.22%(1)
   Worldwide Growth
     Portfolio -- Service
     Shares*.................     0.60%          0.25%        0.01%       0.86%              --            0.86%(1)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC. (CLASS I)
   Legg Mason Partners
     Variable All Cap
     Portfolio...............     0.75%            --         0.07%       0.82%              --            0.82%
   Legg Mason Partners
     Variable High Yield
     Bond Portfolio..........     0.80%            --         0.30%       1.10%              --            1.10%(2)
   Legg Mason Partners
     Variable Investors
     Portfolio...............     0.65%            --         0.06%       0.71%              --            0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio........     0.75%            --         0.22%       0.97%              --            0.97%

                                              DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                              SERVICE (12B-              TOTAL ANNUAL        WAIVER         ANNUAL
                                 MANAGEMENT         1)         OTHER       OPERATING     AND/OR EXPENSE    OPERATING
        UNDERLYING FUND:            FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
------------------------------   ----------   -------------   --------   ------------   ---------------   ----------
   Legg Mason Partners
     Variable Strategic Bond
     Portfolio................     0.65%            --          0.20%        0.85%             --            0.85%(2)
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Money Market
     Portfolio -- Class A.....     0.35%            --          0.07%        0.42%           0.01%           0.41%(3)
   FI Large Cap Portfolio --
     Class A..................     0.80%            --          0.06%        0.86%             --            0.86%(4)
   FI Value Leaders
     Portfolio -- Class D*....     0.66%          0.10%         0.07%        0.83%             --            0.83%
   MFS Total Return
     Portfolio -- Class F*....     0.57%          0.20%         0.16%        0.93%             --            0.93%(5)
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC. (CLASS I)
   Emerging Markets Equity
     Portfolio................     1.25%            --          0.41%        1.66%             --            1.66%
   Equity Growth Portfolio....     0.50%            --          0.33%        0.83%             --            0.83%
   Global Value Equity
     Portfolio................     0.67%            --          0.35%        1.02%             --            1.02%
   Mid Cap Growth Portfolio...     0.75%            --          0.34%        1.09%             --            1.09%
   U.S. Mid Cap Value
     Portfolio................     0.72%            --          0.29%        1.01%             --            1.01%
   U.S. Real Estate
     Securities Portfolio.....     0.75%            --          0.28%        1.03%             --            1.03%
   Value Portfolio............     0.55%            --          0.37%        0.92%             --            0.92%
VAN KAMPEN LIFE INVESTMENT
   TRUST (CLASS II)
   Comstock Portfolio*........     0.56%          0.25%         0.03%        0.84%             --            0.84%
   Emerging Growth Portfolio*.     0.70%          0.25%         0.07%        1.02%             --            1.02%
   Enterprise Portfolio*......     0.50%          0.25%         0.18%        0.93%             --            0.93%
   Government Portfolio*......     0.50%          0.25%         0.14%        0.89%             --            0.89%
   Growth and Income
     Portfolio*...............     0.57%          0.25%         0.04%        0.86%             --            0.86%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio Service Class
     2*.......................     0.57%          0.25%         0.09%        0.91%             --            0.91%
   VIP Mid Cap Portfolio
     Service Class 2*.........     0.57%          0.25%         0.12%        0.94%             --            0.94%

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

NOTES

(1) Effective February 1, 2006 for Mid Cap Value Portfolio and Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.

(2) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.

(3) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(4) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(5) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected the E.S.P. optional benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the E.S.P. optional benefit.

EXAMPLE

                                               IF CONTRACT IS SURRENDERED AT THE  IF CONTRACT IS NOT SURRENDERED OR
                                                     END OF PERIOD SHOWN:         ANNUITIZED AT END OF PERIOD SHOWN:
                                              ----------------------------------  ----------------------------------
FUNDING OPTION                                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------                                ------  -------  -------  --------  ------  -------  -------  --------
Underlying Fund with Minimum Total Annual
   Operating Expenses.......................   $808    $1,142   $1,502    $2,371    $208   $  642   $1,102   $2,371
Underlying Fund with Maximum Total Annual
   Operating Expenses.......................   $932    $1,511   $2,113    $3,567    $332   $1,011   $1,713   $3,567

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Premier Advisers Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine whether you can purchase the Contract, and which optional features are available to you.

                                        MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
     DEATH BENEFIT/OPTIONAL FEATURE              ANNUITANT ON THE CONTRACT DATE
--------------------------------------  -----------------------------------------------
Standard Death Benefit                                     Age 85
Enhanced Stepped-Up Provision (E.S.P.)                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time)each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-599-9460 to request additional copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-599-9460 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
-------------------------------------     ---------------------------------------      ------------------------------------
JANUS ASPEN SERIES
   Forty Portfolio -- Service Shares      Seeks long-term growth of capital.           Janus Capital Management LLC
   Mid Cap Value Portfolio -- Service     Seeks capital appreciation.                  Janus Capital Management LLC
     Shares                                                                            Subadviser: Perkins, Wolf,
                                                                                       McDonnell and Company, LLC
   Worldwide Growth Portfolio --          Seeks long-term growth of capital in a       Janus Capital Management LLC
     Service Shares                       manner consistent with the preservation
                                          of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                  Salomon Brothers Asset Management
     Cap Portfolio -- Class I                                                          Inc
   Legg Mason Partners Variable High      Seeks total return consistent with the       Salomon Brothers Asset Management
     Yield Bond Portfolio -- Class I      preservation of capital.                     Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Investors Portfolio -- Class I       Secondarily seeks current income.            Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I                                                   Inc
   Legg Mason Partners Variable           Seeks to maximize total return               Salomon Brothers Asset Management
     Strategic Bond Portfolio --          consistent with the preservation of          Inc
     Class I                              capital.
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio       Seeks a high level of current income         MetLife Advisers, LLC
     -- Class A                           consistent with preservation of capital.     Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                       Subadviser: Fidelity Management &
                                                                                       Research Company
   FI Value Leaders Portfolio --          Seeks long-term growth of capital.           MetLife Advisers, LLC
     Class D                                                                           Subadviser: Fidelity Management &
                                                                                       Research Company
   MFS Total Return Portfolio --          Seeks a favorable total return through       MetLife Advisers, LLC
     Class F                              investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                       Financial Services Company
THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.
   Emerging Markets Equity Portfolio      Seeks long-term capital appreciation by      Morgan Stanley Investment
     -- Class I                           investing primarily in growth oriented       Management Inc.
                                          securities of issuers in emerging
                                          market countries.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
-------------------------------------     ---------------------------------------      ------------------------------------
   Equity Growth Portfolio -- Class I     Seeks long-term capital appreciation by      Morgan Stanley Investment
                                          investing primarily in growth-oriented       Management Inc.
                                          equity securities of
                                          large-capitalization companies.
   Global Value Equity Portfolio --       Seeks long-term capital appreciation by      Morgan Stanley Investment
     Class I                              investing primarily in equity                Management Inc.
                                          securities of issuers throughout the
                                          world, including U.S. issuers.
   Mid Cap Growth Portfolio -- Class I    Seeks long-term capital growth by            Morgan Stanley Investment
                                          investing in common stocks and other         Management Inc.
                                          equity securities.
   U.S. Mid Cap Value Portfolio --        Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in common          Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.
   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley Investment
     Portfolio                            long-term capital appreciation.              Management Inc.
   Value Portfolio -- Class I             Seeks above-average total return over a      Morgan Stanley Investment
                                          market cycle of three to five years by       Management Inc.
                                          investing primarily in a portfolio of
                                          common stocks and other equity
                                          securities.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -- Class II         Seeks capital growth and income through      Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Emerging Growth Portfolio --           Seeks capital appreciation.                  Van Kampen Aspset Management
     Class II
   Enterprise Portfolio -- Class II       Seeks capital appreciation through           Van Kampen Asset Management
                                          investments in securities believed by
                                          the portfolio's investment adviser to
                                          have above-average potential for
                                          capital appreciation.
   Government Portfolio -- Class II       Seeks to provide investors with high         Van Kampen Asset Management
                                          current return consistent with
                                          preservation of capital.
   Growth and Income Portfolio --         Seeks long-term growth of capital and        Van Kampen Asset Management
     Class II                             income.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class 2                                                                   Company
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                           Company

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Underlying Fund Name Changes

                 FORMER NAME                                           NEW NAME
-------------------------------------------   ---------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                  Legg Mason Partners Variable All Cap Portfolio
  High Yield Bond Fund                          Legg Mason Partners Variable High Yield Bond Portfolio
  Investors Fund                                Legg Mason Partners Variable Investors Portfolio
  Small Cap Growth Fund                         Legg Mason Partners Variable Small Cap Growth Portfolio
  Strategic Bond Fund                           Legg Mason Partners Variable Strategic Bond Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with or reorganized into the new Underlying Funds.

            FORMER UNDERLYING FUND                  NEW UNDERLYING FUND
-------------------------------------------   ------------------------------
THE TRAVELERS SERIES TRUST                    METROPOLITAN SERIES FUND, INC.
  Equity Income Portfolio                       FI Value Leaders Portfolio
  Large Cap Portfolio                           FI Large Cap Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
-------------------------------------------   ----------------------------------
JANUS ASPEN SERIES                            METROPOLITAN SERIES FUND, INC.
  Balanced Portfolio                            MFS Total Return Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST              METROPOLITAN SERIES FUND, INC.
  Money Market Portfolio                        BlackRock Money Market Portfolio

                                  FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE    WITHDRAWAL CHARGE
---------------------------------------  -----------------
GREATER THAN OR EQUAL TO  BUT LESS THAN
------------------------  -------------
         0 years             2 years            6%
         2 years             4 years            5%
         4 years             5 years            4%
         5 years             6 years            3%
         6 years             7 years            2%
        7+ years                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      -     if an income option of at least five year's duration is begun

      - due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT  WITHDRAWAL CHARGE
---------------------------------------  -----------------
GREATER THAN OR EQUAL TO  BUT LESS THAN
------------------------  -------------
        0 years              2 years            6%
        2 years              4 years            5%
        4 years              5 years            4%
        5 years              6 years            3%
        6 years              7 years            2%
       7+ years                                 0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Janus Aspen Series Worldwide Growth Portfolio, Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, Universal Institutional Funds Emerging Markets Equity Portfolio and Universal Institutional Funds Global Value Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1) the Contract Value on the Death Report Date

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3) the step-up value (if any, as described below)

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTIONS. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction that equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000 -- $16,666, or $33,334.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

      (1) the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      $50,000 x ($10,000/$55,000) = $9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
  BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                         PAYOUT RULES
    UPON THE DEATH OF THE            PAY THE PROCEEDS TO:                      UNLESS. . .                         APPLY*
----------------------------   -------------------------------   ----------------------------------------   --------------------
OWNER (WHO IS NOT THE          The beneficiary (ies), or if      Unless the beneficiary elects to           Yes
ANNUITANT) (WITH NO JOINT      none, to the Contract Owner's     continue the Contract rather than
OWNER)                         estate.                           receive the distribution.

OWNER (WHO IS THE ANNUITANT)   The beneficiary (ies), or if      Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)          none, to the Contract Owner's     continue the Contract rather than
                               estate.                           receive the distribution.

JOINT OWNER (WHO IS NOT THE    The surviving joint owner.        Unless the surviving joint owner elects    Yes
ANNUITANT)                                                       to continue the Contract rather than
                                                                 receive the distribution.

JOINT OWNER (WHO IS THE        The beneficiary (ies), or if      Unless the beneficiary elects to           Yes
ANNUITANT)                     none, to the surviving joint      continue the Contract rather than
                               owner.                            receive the distribution.

ANNUITANT (WHO IS NOT THE      The beneficiary (ies), or if      Unless the beneficiary elects to           Yes
CONTRACT OWNER)                none, to the Contract Owner. If   continue the Contract rather than
                               the Contract Owner is not         receive the distribution.
                               living, then to the surviving
                               joint owner. If none, then to     But, if there is a Contingent Annuitant,
                               the Contract Owner's estate.      then, the Contingent Annuitant becomes
                                                                 the Annuitant and the Contract continues
                                                                 in effect (generally using the original
                                                                 Maturity Date). The proceeds will then
                                                                 be paid upon the death of the Contingent
                                                                 Annuitant or owner.

                                                                                                                  MANDATORY
  BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                         PAYOUT RULES
    UPON THE DEATH OF THE            PAY THE PROCEEDS TO:                      UNLESS. . .                         APPLY*
----------------------------   -------------------------------   ----------------------------------------   --------------------
ANNUITANT (WHO IS THE          See death of "owner who is                                                   Yes
CONTRACT OWNER)                the Annuitant" above.

ANNUITANT (WHERE OWNER IS A    The beneficiary (ies) or if                                                  Yes (Death of
NONNATURAL ENTITY/TRUST)       none, to the owner.                                                          Annuitant is treated
                                                                                                            as death of the
                                                                                                            owner in these
                                                                                                            circumstances.)

BENEFICIARY                    No death proceeds are payable;                                               N/A
                               Contract continues.

CONTINGENT BENEFICIARY         No death proceeds are payable;                                               N/A
                               Contract continues.

                               QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
  BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                         PAYOUT RULES
    UPON THE DEATH OF THE            PAY THE PROCEEDS TO:        UNLESS. . .                                       APPLY*
----------------------------   -------------------------------   ----------------------------------------   --------------------
OWNER/ANNUITANT                The beneficiary (ies), or if      Unless the beneficiary elects to           Yes
                               none, to the Contract Owner's     continue the Contract rather than
                               estate.                           receive a distribution.

BENEFICIARY                    No death proceeds are payable;                                               N/A
                               Contract continues.

CONTINGENT BENEFICIARY         No death proceeds are payable;                                               N/A
                               Contract continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the

Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan or

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. The E.S.P. option is not available to a beneficiary who has continued the Contract under this provision. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us). At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

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Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of
Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

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If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option

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at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

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GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings

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

and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

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Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before

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combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

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PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and

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transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contract to new purchasers, but it continues to accept Purchase Payments from existing customers.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and MLIDLLC to offer the Contracts. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                            BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
NAME                                                         YEAR        YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------  --------  -------------  -------------  ---------------
Janus Aspen Series
    Balanced Portfolio -- Service Shares (5/00)..........    2005        1.004          1.066           10,647,659
                                                             2004        0.941          1.004           12,240,173
                                                             2003        0.839          0.941           14,072,516
                                                             2002        0.911          0.839           14,830,766
                                                             2001        0.972          0.911           13,475,207

    Forty Portfolio -- Service Shares (5/02).............    2005        0.768          0.853              578,607
                                                             2004        0.660          0.768              572,316
                                                             2003        0.557          0.660              662,080
                                                             2002        0.672          0.557              710,088
                                                             2001        0.872          0.672              615,886

    Mid Cap Value Portfolio -- Service Shares (4/03).....    2005        1.560          1.693               87,514
                                                             2004        1.343          1.560              116,813
                                                             2003        1.000          1.343              128,204

    Worldwide Growth Portfolio -- Service Shares (5/00)..    2005        0.561          0.584           10,682,752
                                                             2004        0.544          0.561           12,214,595
                                                             2003        0.446          0.544           13,388,686
                                                             2002        0.609          0.446           15,628,276
                                                             2001        0.798          0.609           16,824,804

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund -- Class I (10/98)......................    2005        1.655          1.698           10,354,574
                                                             2004        1.549          1.655           11,436,639
                                                             2003        1.130          1.549           11,935,706
                                                             2002        1.529          1.130           11,108,929
                                                             2001        1.522          1.529            5,065,288
                                                             2000        1.305          1.522              907,328
                                                             1999        1.084          1.305              216,465
                                                             1998        1.000          1.084               55,964

    High Yield Bond Fund -- Class I (8/98)...............    2005        1.497          1.533              365,223
                                                             2004        1.367          1.497              464,878

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                            BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
NAME                                                         YEAR        YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------  --------  -------------  -------------  ---------------
    High Yield Bond Fund -- Class I  (continued).........    2003        1.116          1.367              455,322
                                                             2002        1.055          1.116              354,505
                                                             2001        1.017          1.055              421,112
                                                             2000        1.032          1.017              319,825
                                                             1999        0.991          1.032              208,039
                                                             1998        1.000          0.991              117,685

    Investors Fund -- Class I (6/98).....................    2005        1.311          1.377           15,084,411
                                                             2004        1.204          1.311           17,246,134
                                                             2003        0.923          1.204           18,513,035
                                                             2002        1.216          0.923           19,285,142
                                                             2001        1.287          1.216           15,853,833
                                                             2000        1.132          1.287            7,090,936
                                                             1999        1.029          1.132            3,905,967
                                                             1998        1.000          1.029            1,764,644

    Small Cap Growth Fund -- Class I (5/00)..............    2005        0.969          1.002            1,217,569
                                                             2004        0.853          0.969            1,642,854
                                                             2003        0.581          0.853            2,003,014
                                                             2002        0.903          0.581            1,607,181
                                                             2001        0.987          0.903            1,517,383

    Strategic Bond Fund -- Class I (8/98)................    2005        1.443          1.458            1,026,955
                                                             2004        1.372          1.443            1,081,101
                                                             2003        1.229          1.372            1,150,712
                                                             2002        1.145          1.229            1,123,744
                                                             2001        1.086          1.145              914,232
                                                             2000        1.026          1.086              624,887
                                                             1999        1.037          1.026              344,250
                                                             1998        1.000          1.037              127,127

The Travelers Series Trust
    Equity Income Portfolio (12/96)......................    2005        1.810          1.864           19,336,704
                                                             2004        1.670          1.810           22,752,381
                                                             2003        1.291          1.670           24,652,637
                                                             2002        1.521          1.291           25,581,166
                                                             2001        1.652          1.521           27,130,603
                                                             2000        1.535          1.652           22,535,737

    Large Cap Portfolio (12/96)..........................    2005        1.435          1.538           14,843,563
                                                             2004        1.366          1.435           17,524,614

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                            BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
NAME                                                         YEAR        YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------  --------  -------------  -------------  ---------------
    Large Cap Portfolio  (continued).....................    2003        1.111          1.366           19,563,576
                                                             2002        1.459          1.111           21,047,983
                                                             2001        1.790          1.459           24,478,964
                                                             2000        2.123          1.790           22,306,844

The Universal Institutional Funds, Inc.
    Emerging Markets Equity Portfolio --
    Class I (11/98)......................................    2005        1.320          1.743              422,202
                                                             2004        1.087          1.320              439,202
                                                             2003        0.737          1.087              474,608
                                                             2002        0.820          0.737              360,817
                                                             2001        0.889          0.820              359,559
                                                             2000        1.484          0.889              309,348
                                                             1999        0.769          1.484              238,502
                                                             1998        1.000          0.769               27,410

    Equity Growth Portfolio -- Class I (5/00)............    2005        0.641          0.732            1,245,494
                                                             2004        0.603          0.641            1,341,533
                                                             2003        0.490          0.603            1,515,009
                                                             2002        0.688          0.490            1,471,505
                                                             2001        0.823          0.688            1,122,971

    Global Value Equity Portfolio -- Class I (6/98)......    2005        1.196          1.248              957,392
                                                             2004        1.068          1.196              990,539
                                                             2003        0.840          1.068            1,043,388
                                                             2002        1.025          0.840            1,131,407
                                                             2001        1.118          1.025            1,261,854
                                                             2000        1.017          1.118              922,022
                                                             1999        0.991          1.017              508,044
                                                             1998        0.973          0.991              163,749

    Mid Cap Growth Portfolio -- Class I (5/00)...........    2005        0.683          0.792              865,513
                                                             2004        0.569          0.683              905,408
                                                             2003        0.407          0.569              987,307
                                                             2002        0.600          0.407            1,131,038
                                                             2001        0.861          0.600            1,118,232

    U.S. Mid Cap Value Portfolio -- Class I (6/98).......    2005        1.441          1.596              865,904
                                                             2004        1.275          1.441            1,021,502
                                                             2003        0.914          1.275            1,154,921
                                                             2002        1.288          0.914            1,337,465

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                            BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
NAME                                                         YEAR        YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------  --------  -------------  -------------  ---------------
    Mid Cap Value Portfolio -- Class I  (continued)......    2001        1.348          1.288            1,390,184
                                                             2000        1.235          1.348              859,060
                                                             1999        1.042          1.235              818,991
                                                             1998        1.000          1.042              219,618

    Technology Portfolio -- Class I (5/00)...............    2005        0.235          0.231              841,734
                                                             2004        0.242          0.235            1,156,951
                                                             2003        0.166          0.242            1,339,529
                                                             2002        0.330          0.166            1,840,625
                                                             2001        0.654          0.330            1,926,762

    U.S. Real Estate Portfolio -- Class I (10/98)........    2005        2.113          2.439              328,630
                                                             2004        1.571          2.113              379,765
                                                             2003        1.158          1.571              535,220
                                                             2002        1.184          1.158              480,808
                                                             2001        1.093          1.184              478,734
                                                             2000        0.866          1.093              138,149
                                                             1999        0.909          0.866              105,964

    Value Portfolio -- Class I (7/98)....................    2005        1.249          1.288            1,118,021
                                                             2004        1.075          1.249            1,373,932
                                                             2003        0.813          1.075            1,494,933
                                                             2002        1.059          0.813            1,728,646
                                                             2001        1.050          1.059            1,653,571
                                                             2000        0.852          1.050              938,077
                                                             1999        0.880          0.852              853,765
                                                             1998        1.000          0.880              258,345

Van Kampen Life Investment Trust
    Comstock Portfolio -- Class II Shares (12/00)........    2005        1.215          1.247            7,096,647
                                                             2004        1.049          1.215            6,571,850
                                                             2003        0.814          1.049            6,680,549
                                                             2002        1.024          0.814            6,548,811
                                                             2001        1.069          1.024            3,476,351
                                                             2000        1.000          1.069                1,000

    Emerging Growth Portfolio -- Class II
    Shares (12/00).......................................    2005        0.582          0.618            2,411,253
                                                             2004        0.553          0.582            2,665,643
                                                             2003        0.441          0.553            3,182,408
                                                             2002        0.664          0.441            3,785,426

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                            BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
NAME                                                         YEAR        YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------  --------  -------------  -------------  ---------------
    Emerging Growth Portfolio -- Class II Shares
    (continued)..........................................    2001        0.986          0.664            2,180,793
                                                             2000        1.000          0.986                4,000

    Enterprise Portfolio -- Class II Shares (12/00)......    2005        0.688          0.731              547,127
                                                             2004        0.672          0.688              697,334
                                                             2003        0.542          0.672              732,809
                                                             2002        0.781          0.542              592,082
                                                             2001        0.997          0.781              522,639
                                                             2000        1.000          0.997                2,000

    Government Portfolio -- Class II Shares (12/00)......    2005        1.167          1.188            1,897,077
                                                             2004        1.139          1.167            2,101,413
                                                             2003        1.138          1.139            2,527,567
                                                             2002        1.055          1.138            2,745,874
                                                             2001        1.003          1.055            1,182,897
                                                             2000        1.000          1.003                1,000

    Growth and Income Portfolio -- Class II
    Shares (12/00).......................................    2005        1.143          1.237            1,761,528
                                                             2004        1.016          1.143            1,883,798
                                                             2003        0.807          1.016            2,004,484
                                                             2002        0.960          0.807            2,048,852
                                                             2001        1.036          0.960            1,495,065
                                                             2000        1.000          1.036                2,000

    Money Market Portfolio -- Class II Shares (12/00)....    2005        0.998          1.008            1,462,187
                                                             2004        1.006          0.998            1,720,678
                                                             2003        1.017          1.006            2,233,559
                                                             2002        1.022          1.017            3,739,948
                                                             2001        1.002          1.022            2,261,379
                                                             2000        1.000          1.002                4,507

Variable Insurance Products Fund
    Contrafund(R) Portfolio -- Service Class 2 (5/01)....    2005        1.019          1.172           14,262,420
                                                             2004        0.897          1.019           10,841,489
                                                             2003        0.710          0.897           10,150,010
                                                             2002        0.796          0.710            9,701,628
                                                             2001        0.923          0.796            8,023,592

    Mid Cap Portfolio -- Service Class 2 (5/01)..........    2005        1.486          1.729            8,136,691
                                                             2004        1.209          1.486            7,053,117

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                     UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                            BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
NAME                                                         YEAR        YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------  --------  -------------  -------------  ---------------
    Mid Cap Portfolio -- Service Class 2  (continued)....    2003        0.887           1.209           6,373,888
                                                             2002        0.999           0.887           5,310,526
                                                             2001        1.050           0.999           1,727,443

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        0.997           1.056           255,617
                                                               2004        0.935           0.997           253,885
                                                               2003        0.836           0.935           258,345
                                                               2002        0.910           0.836           349,207
                                                               2001        1.000           0.910           334,095

   Forty Portfolio -- Service Shares (5/02).................   2005        0.762           0.845            50,930
                                                               2004        0.657           0.762            61,775
                                                               2003        0.555           0.657            70,699
                                                               2002        0.671           0.555            84,555
                                                               2001        1.000           0.671            89,459

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2005        1.555           1.684            34,616
                                                               2004        1.341           1.555            39,310
                                                               2003        1.000           1.341            21,291

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.557           0.578           147,388
                                                               2004        0.541           0.557           160,200
                                                               2003        0.444           0.541           175,769
                                                               2002        0.608           0.444           178,641
                                                               2001        0.715           0.608           259,969

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2005        1.642           1.682           158,785
                                                               2004        1.541           1.642           208,469
                                                               2003        1.126           1.541           166,575
                                                               2002        1.527           1.126           164,831
                                                               2001        1.000           1.527           133,745

   High Yield Bond Fund -- Class I (8/98)...................   2005        1.486           1.518           140,238
                                                               2004        1.359           1.486           116,317
                                                               2003        1.112           1.359            47,341
                                                               2002        1.053           1.112            24,066
                                                               2001        1.000           1.053            29,395

   Investors Fund -- Class I (6/98).........................   2005        1.301           1.364           283,213
                                                               2004        1.198           1.301           327,409
                                                               2003        0.920           1.198           333,678

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Investors Fund -- Class I  (continued)...................   2002        1.214           0.920           340,212
                                                               2001        1.000           1.214           197,379

   Small Cap Growth Fund -- Class I (5/00)..................   2005        0.962           0.993           314,860
                                                               2004        0.849           0.962           145,485
                                                               2003        0.579           0.849            76,241
                                                               2002        0.901           0.579           217,040
                                                               2001        1.000           0.901            94,940

   Strategic Bond Fund -- Class I (8/98)....................   2005        1.432           1.444           727,942
                                                               2004        1.365           1.432           530,603
                                                               2003        1.225           1.365           404,776
                                                               2002        1.143           1.225           268,754
                                                               2001        1.000           1.143           140,242

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2005        1.796           1.847           196,100
                                                               2004        1.661           1.796           109,068
                                                               2003        1.287           1.661            74,811
                                                               2002        1.519           1.287            64,328
                                                               2001        1.000           1.519            89,211

   Large Cap Portfolio (12/96)..............................   2005        1.424           1.523           151,394
                                                               2004        1.358           1.424           121,374
                                                               2003        1.107           1.358           108,069
                                                               2002        1.457           1.107           108,235
                                                               2001        1.635           1.457           138,251

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio -- Class I (11/98).....   2005        1.310           1.726            43,292
                                                               2004        1.081           1.310            23,461
                                                               2003        0.734           1.081               731
                                                               2002        0.819           0.734               733
                                                               2001        1.000           0.819               735

   Equity Growth Portfolio -- Class I (5/00)................   2005        0.636           0.725           102,506
                                                               2004        0.600           0.636           125,606
                                                               2003        0.488           0.600           117,008
                                                               2002        0.687           0.488           118,634
                                                               2001        1.000           0.687           110,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Global Value Equity Portfolio -- Class I (6/98)..........   2005        1.187           1.236            159,242
                                                               2004        1.062           1.187             54,862
                                                               2003        0.837           1.062             55,406
                                                               2002        1.023           0.837             57,286
                                                               2001        1.099           1.023             57,290

   Mid Cap Growth Portfolio -- Class I (5/00)...............   2005        0.678           0.784             52,422
                                                               2004        0.566           0.678             52,464
                                                               2003        0.406           0.566             49,055
                                                               2002        0.599           0.406             52,286
                                                               2001        1.000           0.599             79,193

   U.S. Mid Cap Value Portfolio -- Class I (6/98)...........   2005        1.430           1.581            149,205
                                                               2004        1.268           1.430             96,441
                                                               2003        0.911           1.268            114,640
                                                               2002        1.286           0.911            112,891
                                                               2001        1.000           1.286             56,627

   Technology Portfolio -- Class I (5/00)...................   2005        0.233           0.229             45,503
                                                               2004        0.241           0.233             54,918
                                                               2003        0.165           0.241             54,977
                                                               2002        0.329           0.165             55,042
                                                               2001        1.000           0.329            102,301

   U.S. Real Estate Portfolio -- Class I (10/98)............   2005        2.097           2.416            150,766
                                                               2004        1.562           2.097            112,073
                                                               2003        1.154           1.562             57,724
                                                               2002        1.182           1.154             58,205
                                                               2001        1.103           1.182             41,338

   Value Portfolio -- Class I (7/98)........................   2005        1.239           1.275            278,813
                                                               2004        1.069           1.239             89,759
                                                               2003        0.810           1.069             38,497
                                                               2002        1.057           0.810             44,017
                                                               2001        1.086           1.057             48,556

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.206           1.235          1,538,394
                                                               2004        1.043           1.206          1,249,226
                                                               2003        0.811           1.043            523,532

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Comstock Portfolio -- Class II Shares  (continued).......   2002        1.023           0.811            511,591
                                                               2001        1.000           1.023            554,533

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2005        0.578           0.612            585,109
                                                               2004        0.550           0.578            526,243
                                                               2003        0.440           0.550            240,400
                                                               2002        0.663           0.440            204,548
                                                               2001        1.000           0.663            196,322

   Enterprise Portfolio -- Class II Shares (12/00)..........   2005        0.682           0.724            147,901
                                                               2004        0.668           0.682            156,937
                                                               2003        0.540           0.668            159,587
                                                               2002        0.779           0.540            162,175
                                                               2001        1.000           0.779            249,534

   Government Portfolio -- Class II Shares (12/00)..........   2005        1.158           1.177            631,771
                                                               2004        1.132           1.158            628,426
                                                               2003        1.134           1.132            564,463
                                                               2002        1.054           1.134            552,439
                                                               2001        1.000           1.054            276,796

   Growth and Income Portfolio -- Class II Shares (12/00)...   2005        1.135           1.225          1,420,782
                                                               2004        1.010           1.135          1,227,385
                                                               2003        0.804           1.010            858,078
                                                               2002        0.958           0.804            830,360
                                                               2001        1.000           0.958            653,059

   Money Market Portfolio -- Class II Shares (12/00)........   2005        0.990           0.998          1,400,686
                                                               2004        1.001           0.990            493,184
                                                               2003        1.014           1.001            842,223
                                                               2002        1.020           1.014            618,842
                                                               2001        1.000           1.020            467,658

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/01)........   2005        1.011           1.161          1,099,324
                                                               2004        0.892           1.011            690,781
                                                               2003        0.707           0.892            228,413
                                                               2002        0.795           0.707            173,492
                                                               2001        0.845           0.795             67,791

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
Mid Cap Portfolio -- Service Class 2 (5/01).................   2005        1.475           1.713           731,573
                                                               2004        1.202           1.475           514,700
                                                               2003        0.883           1.202            74,976
                                                               2002        0.998           0.883            99,631
                                                               2001        0.984           0.998             4,842

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio -- Service Shares changed its name to Janus Aspen Series Forty Portfolio -- Service Shares.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2005        1.004           1.066          12,042,861
                                                               2004        0.941           1.004          13,862,916
                                                               2003        0.839           0.941          15,303,712
                                                               2002        0.911           0.839          15,615,585
                                                               2001        0.972           0.911          12,635,819

   Forty Portfolio -- Service Shares (5/01).................   2005        0.768           0.853           2,943,382
                                                               2004        0.660           0.768           2,819,561
                                                               2003        0.557           0.660           3,033,406
                                                               2002        0.672           0.557           3,211,262
                                                               2001        0.872           0.672           2,849,671

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2005        1.560           1.693             407,696
                                                               2004        1.343           1.560             425,077
                                                               2003        1.000           1.343             514,550

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2005        0.561           0.584          13,400,923
                                                               2004        0.544           0.561          16,410,151
                                                               2003        0.446           0.544          19,761,719
                                                               2002        0.609           0.446          22,039,418
                                                               2001        0.798           0.609          22,841,930

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2005        1.655           1.698          12,540,421
                                                               2004        1.549           1.655          14,334,230
                                                               2003        1.130           1.549          14,439,056
                                                               2002        1.529           1.130          14,322,306
                                                               2001        1.522           1.529          12,398,140
                                                               2000        1.305           1.522           5,750,512
                                                               1999        1.084           1.305           2,802,945
                                                               1998        1.000           1.084           1,220,503

   High Yield Bond Fund -- Class I (5/98)...................   2005        1.497           1.533           3,145,687
                                                               2004        1.367           1.497           3,553,979

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   High Yield Bond Fund -- Class I  (continued).............   2003        1.116           1.367           3,858,963
                                                               2002        1.055           1.116           3,974,358
                                                               2001        1.017           1.055           3,941,691
                                                               2000        1.032           1.017           3,132,176
                                                               1999        0.991           1.032           3,085,254
                                                               1998        1.000           0.991           2,965,625

   Investors Fund -- Class I (4/98).........................   2005        1.311           1.377          14,063,167
                                                               2004        1.204           1.311          16,356,631
                                                               2003        0.923           1.204          18,163,714
                                                               2002        1.216           0.923          19,758,109
                                                               2001        1.287           1.216          19,646,073
                                                               2000        1.132           1.287          12,889,045
                                                               1999        1.029           1.132           8,670,638
                                                               1998        1.000           1.029           3,232,444

   Small Cap Growth Fund -- Class I (5/01)..................   2005        0.969           1.002           5,020,579
                                                               2004        0.853           0.969           5,707,331
                                                               2003        0.581           0.853           6,425,059
                                                               2002        0.903           0.581           5,433,439
                                                               2001        0.987           0.903           4,642,573

   Strategic Bond Fund -- Class I (5/98)....................   2005        1.443           1.458           6,597,214
                                                               2004        1.372           1.443           7,493,182
                                                               2003        1.229           1.372           8,867,700
                                                               2002        1.145           1.229           9,223,742
                                                               2001        1.086           1.145           7,447,350
                                                               2000        1.026           1.086           4,817,402
                                                               1999        1.037           1.026           3,695,681
                                                               1998        1.000           1.037           1,887,776

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2005        1.810           1.864          23,418,224
                                                               2004        1.670           1.810          28,399,295
                                                               2003        1.291           1.670          31,475,807
                                                               2002        1.521           1.291          34,048,347
                                                               2001        1.652           1.521          37,812,927
                                                               2000        1.535           1.652          37,849,058

   Large Cap Portfolio (12/96)..............................   2005        1.435           1.538          16,715,712
                                                               2004        1.366           1.435          20,122,965

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Large Cap Portfolio  (continued).........................   2003        1.111           1.366          23,324,386
                                                               2002        1.459           1.111          27,044,542
                                                               2001        1.790           1.459          31,933,410
                                                               2000        2.123           1.790          34,231,282

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio -- Class I (5/98)......   2005        1.320           1.743           2,489,994
                                                               2004        1.087           1.320           2,552,056
                                                               2003        0.737           1.087           2,705,882
                                                               2002        0.820           0.737           2,858,356
                                                               2001        0.889           0.820           3,202,246
                                                               2000        1.484           0.889           2,933,453
                                                               1999        0.769           1.484           1,187,791
                                                               1998        1.000           0.769             325,885

   Equity Growth Portfolio -- Class I (5/01)................   2005        0.641           0.732           4,454,022
                                                               2004        0.603           0.641           4,784,449
                                                               2003        0.490           0.603           5,388,525
                                                               2002        0.688           0.490           5,699,969
                                                               2001        0.823           0.688           5,808,229

   Global Value Equity Portfolio -- Class I (5/98)..........   2005        1.196           1.248           8,918,279
                                                               2004        1.068           1.196           9,140,860
                                                               2003        0.840           1.068           8,860,358
                                                               2002        1.025           0.840           8,455,101
                                                               2001        1.118           1.025           8,990,510
                                                               2000        1.017           1.118           7,845,996
                                                               1999        0.991           1.017           4,937,653
                                                               1998        1.000           0.991           2,791,215

   Mid Cap Growth Portfolio -- Class I (5/00)...............   2005        0.683           0.792           5,859,271
                                                               2004        0.569           0.683           6,724,903
                                                               2003        0.407           0.569           7,412,502
                                                               2002        0.600           0.407           7,622,040
                                                               2001        0.861           0.600           7,985,971

   U.S. Mid Cap Value Portfolio -- Class I (5/98)...........   2005        1.441           1.596           8,014,319
                                                               2004        1.275           1.441           9,723,982
                                                               2003        0.914           1.275          10,712,032
                                                               2002        1.288           0.914          11,612,663
                                                               2001        1.348           1.288          12,284,770

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Mid Cap Value Portfolio -- Class I  (continued)..........   2000        1.235           1.348           9,721,232
                                                               1999        1.042           1.235           5,752,898
                                                               1998        1.000           1.042           3,208,568

   Technology Portfolio -- Class I (5/00)...................   2005        0.235           0.231           7,863,792
                                                               2004        0.242           0.235           8,801,098
                                                               2003        0.166           0.242           9,251,977
                                                               2002        0.330           0.166          11,141,281
                                                               2001        0.654           0.330          12,911,565

   U.S. Real Estate Portfolio -- Class I (5/98).............   2005        2.113           2.439           2,353,839
                                                               2004        1.571           2.113           2,646,648
                                                               2003        1.158           1.571           3,061,310
                                                               2002        1.184           1.158           3,294,235
                                                               2001        1.093           1.184           3,245,254
                                                               2000        0.866           1.093           2,626,035
                                                               1999        0.909           0.866           1,437,131
                                                               1998        1.000           0.909             693,461

   Value Portfolio -- Class I (5/98)........................   2005        1.249           1.288           9,540,783
                                                               2004        1.075           1.249          10,748,230
                                                               2003        0.813           1.075          11,279,463
                                                               2002        1.059           0.813          12,016,877
                                                               2001        1.050           1.059          12,306,001
                                                               2000        0.852           1.050           9,127,020
                                                               1999        0.880           0.852           6,166,448
                                                               1998        1.000           0.880           2,812,523

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.215           1.247          13,425,577
                                                               2004        1.049           1.215          13,686,038
                                                               2003        0.814           1.049          13,579,574
                                                               2002        1.024           0.814          13,051,055
                                                               2001        1.069           1.024           8,766,086
                                                               2000        1.000           1.069               5,863

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2005        0.582           0.618           4,942,343
                                                               2004        0.553           0.582           5,149,205
                                                               2003        0.441           0.553           5,527,661
                                                               2002        0.664           0.441           6,091,660

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Emerging Growth Portfolio -- Class II Shares  (continued)   2001        0.986           0.664           4,736,674
                                                               2000        1.000           0.986              35,033

   Enterprise Portfolio -- Class II Shares (12/00)..........   2005        0.688           0.731           2,200,874
                                                               2004        0.672           0.688           2,353,680
                                                               2003        0.542           0.672           2,465,279
                                                               2002        0.781           0.542           2,652,351
                                                               2001        0.997           0.781           2,530,977
                                                               2000        1.000           0.997               1,594

   Government Portfolio -- Class II Shares (1/01)...........   2005        1.167           1.188           5,298,590
                                                               2004        1.139           1.167           6,626,984
                                                               2003        1.138           1.139           8,740,677
                                                               2002        1.055           1.138          11,804,308
                                                               2001        1.000           1.055           5,139,233

   Growth and Income Portfolio -- Class II Shares (12/00)...   2005        1.143           1.237           7,919,909
                                                               2004        1.016           1.143           7,914,598
                                                               2003        0.807           1.016           8,572,807
                                                               2002        0.960           0.807           8,347,922
                                                               2001        1.036           0.960           7,010,204
                                                               2000        1.000           1.036              38,789

   Money Market Portfolio -- Class II Shares (1/01).........   2005        0.998           1.008           3,787,053
                                                               2004        1.006           0.998           4,311,640
                                                               2003        1.017           1.006           5,944,610
                                                               2002        1.022           1.017           8,415,892
                                                               2001        1.002           1.022           7,227,474
                                                               2000        1.000           1.002                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/01)........   2005        1.019           1.172          14,943,854
                                                               2004        0.897           1.019          13,917,723
                                                               2003        0.710           0.897          12,297,582
                                                               2002        0.796           0.710          10,767,860
                                                               2001        0.923           0.796           8,215,904

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.486           1.729           7,176,700
                                                               2004        1.209           1.486           6,512,470
                                                               2003        0.887           1.209           5,739,048

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
Mid Cap Portfolio -- Service Class 2  (continued)...........   2002        0.999           0.887           4,832,433
                                                               2001        1.050           0.999           1,308,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2005        0.997           1.056           1,560,916
                                                               2004        0.935           0.997           1,878,827
                                                               2003        0.836           0.935           1,994,391
                                                               2002        0.910           0.836           1,889,750
                                                               2001        1.000           0.910           1,393,717

   Forty Portfolio -- Service Shares (5/01).................   2005        0.762           0.845             527,916
                                                               2004        0.657           0.762             728,744
                                                               2003        0.555           0.657             853,606
                                                               2002        0.671           0.555             930,399
                                                               2001        1.000           0.671             989,729

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2005        1.555           1.684             230,382
                                                               2004        1.341           1.555             278,992
                                                               2003        1.000           1.341             216,364

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2005        0.557           0.578           1,804,628
                                                               2004        0.541           0.557           1,998,456
                                                               2003        0.444           0.541           2,077,643
                                                               2002        0.608           0.444           2,427,740
                                                               2001        1.000           0.608           2,406,047

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2005        1.642           1.682           1,517,564
                                                               2004        1.541           1.642           1,977,712
                                                               2003        1.126           1.541           1,992,931
                                                               2002        1.527           1.126           1,870,724
                                                               2001        1.000           1.527           1,558,759

   High Yield Bond Fund -- Class I (5/98)...................   2005        1.486           1.518             655,743
                                                               2004        1.359           1.486             685,909
                                                               2003        1.112           1.359             682,405
                                                               2002        1.053           1.112           1,031,454
                                                               2001        1.000           1.053             540,917

   Investors Fund -- Class I (4/98).........................   2005        1.301           1.364             841,876
                                                               2004        1.198           1.301           1,246,041
                                                               2003        0.920           1.198           1,357,363

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Investors Fund -- Class I  (continued)...................   2002        1.214           0.920           1,382,902
                                                               2001        1.000           1.214           1,037,329

   Small Cap Growth Fund -- Class I (5/01)..................   2005        0.962           0.993           1,185,060
                                                               2004        0.849           0.962           1,656,152
                                                               2003        0.579           0.849           1,407,085
                                                               2002        0.901           0.579           1,204,866
                                                               2001        1.000           0.901             940,675

   Strategic Bond Fund -- Class I (5/98)....................   2005        1.432           1.444           1,716,204
                                                               2004        1.365           1.432           1,787,651
                                                               2003        1.225           1.365           2,044,701
                                                               2002        1.143           1.225           1,831,758
                                                               2001        1.000           1.143           1,288,247

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2005        1.796           1.847           2,679,097
                                                               2004        1.661           1.796           2,862,543
                                                               2003        1.287           1.661           2,428,341
                                                               2002        1.519           1.287           1,313,576
                                                               2001        1.000           1.519             841,328

   Large Cap Portfolio (12/96)..............................   2005        1.424           1.523           2,173,741
                                                               2004        1.358           1.424           2,272,925
                                                               2003        1.107           1.358           2,003,732
                                                               2002        1.457           1.107             697,276
                                                               2001        1.000           1.457             580,647

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio -- Class I (5/98)......   2005        1.310           1.726             563,442
                                                               2004        1.081           1.310             535,835
                                                               2003        0.734           1.081             357,094
                                                               2002        0.819           0.734             287,955
                                                               2001        1.000           0.819             237,107

   Equity Growth Portfolio -- Class I (5/01)................   2005        0.636           0.725           1,534,336
                                                               2004        0.600           0.636           1,920,269
                                                               2003        0.488           0.600           1,958,864
                                                               2002        0.687           0.488           2,003,520
                                                               2001        1.000           0.687           1,876,512

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Global Value Equity Portfolio -- Class I (5/98)..........   2005        1.187           1.236          1,345,724
                                                               2004        1.062           1.187          1,394,304
                                                               2003        0.837           1.062          1,309,084
                                                               2002        1.023           0.837            916,129
                                                               2001        1.000           1.023            738,742

   Mid Cap Growth Portfolio -- Class I (5/00)...............   2005        0.678           0.784          1,284,549
                                                               2004        0.566           0.678          1,508,009
                                                               2003        0.406           0.566          1,581,703
                                                               2002        0.599           0.406          1,441,012
                                                               2001        1.000           0.599          1,418,290

   U.S. Mid Cap Value Portfolio -- Class I (5/98)...........   2005        1.430           1.581          2,042,867
                                                               2004        1.268           1.430          2,158,061
                                                               2003        0.911           1.268          2,146,023
                                                               2002        1.286           0.911          2,390,330
                                                               2001        1.000           1.286          2,072,609

   Technology Portfolio -- Class I (5/00)...................   2005        0.233           0.229          2,589,927
                                                               2004        0.241           0.233          2,127,469
                                                               2003        0.165           0.241          2,192,864
                                                               2002        0.329           0.165          2,271,230
                                                               2001        1.000           0.329          2,263,429

   U.S. Real Estate Portfolio -- Class I (5/98).............   2005        2.097           2.416          1,011,484
                                                               2004        1.562           2.097          1,026,878
                                                               2003        1.154           1.562            950,009
                                                               2002        1.182           1.154            624,366
                                                               2001        1.000           1.182            575,965

   Value Portfolio -- Class I (5/98)........................   2005        1.239           1.275          1,884,927
                                                               2004        1.069           1.239          1,967,470
                                                               2003        0.810           1.069          1,993,563
                                                               2002        1.057           0.810          1,895,147
                                                               2001        1.000           1.057          1,524,824

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.206           1.235          7,572,323
                                                               2004        1.043           1.206          7,975,332
                                                               2003        0.811           1.043          7,388,884

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
   Comstock Portfolio -- Class II Shares  (continued).......   2002        1.023           0.811           7,429,824
                                                               2001        1.000           1.023           5,630,049

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2005        0.578           0.612           2,913,754
                                                               2004        0.550           0.578           3,291,086
                                                               2003        0.440           0.550           3,887,086
                                                               2002        0.663           0.440           3,634,609
                                                               2001        1.000           0.663           2,877,751

   Enterprise Portfolio -- Class II Shares (12/00)..........   2005        0.682           0.724           1,065,820
                                                               2004        0.668           0.682           1,379,986
                                                               2003        0.540           0.668           1,356,878
                                                               2002        0.779           0.540           1,392,298
                                                               2001        1.000           0.779           1,289,753

   Government Portfolio -- Class II Shares (1/01)...........   2005        1.158           1.177           2,811,118
                                                               2004        1.132           1.158           3,070,247
                                                               2003        1.134           1.132           3,821,441
                                                               2002        1.054           1.134           5,757,865
                                                               2001        1.000           1.054           2,195,620

   Growth and Income Portfolio -- Class II Shares (12/00)...   2005        1.135           1.225           5,775,534
                                                               2004        1.010           1.135           6,093,809
                                                               2003        0.804           1.010           5,580,363
                                                               2002        0.958           0.804           4,273,357
                                                               2001        1.000           0.958           3,526,966

   Money Market Portfolio -- Class II Shares (1/01).........   2005        0.990           0.998           2,818,612
                                                               2004        1.001           0.990           3,273,695
                                                               2003        1.014           1.001           3,295,551
                                                               2002        1.020           1.014           4,565,764
                                                               2001        1.000           1.020           2,802,694

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (5/01)........   2005        1.011           1.161           4,280,283
                                                               2004        0.892           1.011           3,647,076
                                                               2003        0.707           0.892           2,833,494
                                                               2002        0.795           0.707           1,448,191
                                                               2001        1.000           0.795             812,432

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ----------------
Mid Cap Portfolio -- Service Class 2 (5/01).................   2005        1.475           1.713           1,536,520
                                                               2004        1.202           1.475           1,257,903
                                                               2003        0.883           1.202           1,033,765
                                                               2002        0.998           0.883             645,680
                                                               2001        1.000           0.998             422,120

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio -- Service Shares changed its name to Janus Aspen Series Forty Portfolio -- Service Shares.

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

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Registered Public Accounting Firm
                Condensed Financial Information
                Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-06-07-10-11, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-06-07-10-11.

Name:     ________________________________________________________
Address:  ________________________________________________________
          ________________________________________________________

Check Box:

[ ] MIC-Book-06-07-10-11

[ ] MLAC-Book-06-07-10-11

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

Book 11                                                             May 1, 2006